UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.03%

ASSET-BACKED SECURITIES 1.90%

Automobiles 0.36%

Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	$1,028	$1,054,370
Ford Credit Auto Owner Trust 2016-C C	1.93%		4/15/2023	532	524,070
Hyundai Auto Receivables Trust 2016-B C	2.19%		11/15/2022	1,175	1,166,784
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	979	965,053
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	277	276,283
Total					3,986,560

Other 1.54%

ALM XIX Ltd. 2016-19A C†	5.373	%#	7/15/2028	462	470,408
ALM XVIII Ltd. 2016-18A C†	5.373	%#	7/15/2027	500	508,291
Anchorage Capital CLO 7 Ltd. 2015-7A D†	4.673	%#	10/15/2027	400	400,819
Anchorage Capital CLO 8 Ltd. 2016-8A D†	5.239	%#	7/28/2028	250	252,952
Anchorage Capital CLO 9 Ltd. 2016-9A D†	4.951	%#	1/15/2029	900	903,043
Anchorage Capital CLO Ltd. 2013-1A C†	4.522	%#	7/13/2025	250	250,371
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	417	417,100
BlueMountain CLO Ltd. 2016-1A D†	5.83	%#	4/20/2027	500	505,006
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	1,063	1,061,246
Guggenheim 5180-2 CLO LP 2015-1A A2B†	3.602	%#	11/25/2027	2,500	2,517,325
JFIN CLO II Ltd. 2015-2A B1†	3.423	%#	10/19/2026	1,500	1,504,608
KKR Financial CLO Ltd. 2013-2A C†	4.791	%#	1/23/2026	500	503,097
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	492	490,350
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	634	629,506
OZLM VIII Ltd. 2014-8A A2A†	3.173	%#	10/17/2026	1,250	1,252,147
Sonic Capital LLC 2016-1A A2†	4.472%		5/20/2046	537	530,255
Sound Point CLO XI Ltd. 2016-1A D†	5.68	%#	7/20/2028	2,000	2,008,832
Taco Bell Funding LLC 2016-1A A23†	4.97%		5/25/2046	1,023	1,039,234
Voya CLO Ltd. 2016-2A C†	5.275	%#	7/19/2028	750	757,535
Westcott Park CLO Ltd. 2016-1A D†	5.38	%#	7/20/2028	850	865,887
Total					16,868,012
Total Asset-Backed Securities (cost $20,456,493)					20,854,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Shares (000)		Fair Value
COMMON STOCKS 14.21%

Aerospace/Defense 0.09%

Huntington Ingalls Industries, Inc.		5	$1,026,831

Auto Parts & Equipment 0.36%

Allison Transmission Holdings, Inc.		31	1,107,330
BorgWarner, Inc.		27	1,113,829
Chassix Holdings, Inc.		59	1,695,038
Total			3,916,197

Automakers 0.10%

Oshkosh Corp.		16	1,079,950

Banking 0.93%

Bank of Ireland*(a)	EUR	4,635	1,162,042
Comerica, Inc.		15	1,052,017
Danske Bank A/S(a)	DKK	16	538,101
Great Western Bancorp, Inc.		27	1,140,405
PacWest Bancorp		21	1,131,083
Sberbank of Russia PJSC ADR		101	1,168,679
SVB Financial Group*		9	1,708,120
Texas Capital Bancshares, Inc.*		14	1,147,604
Zions Bancorporation		27	1,144,080
Total			10,192,131

Beverages 0.27%

Becle SAB de CV*(a)	MXN	656	1,158,696
Remy Cointreau SA(a)	EUR	18	1,780,413
Total			2,939,109

Building & Construction 0.10%

KB Home		58	1,160,336

Building Materials 0.05%

BMC Stock Holdings, Inc.*		26	585,340

Cable & Satellite Television 0.10%

Charter Communications, Inc. Class A*		3	1,113,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Shares (000)			Fair Value
Chemicals 0.45%

Celanese Corp. Series A		12		$1,058,523
Platform Specialty Products Corp.*		85		1,107,429
Trinseo SA		16		1,093,126
Versum Materials, Inc.*		56		1,709,132
Total				4,968,210

Diversified Capital Goods 0.26%

MSC Industrial Direct Co., Inc. Class A		11		1,114,227
Rockwell Automation, Inc.		11		1,696,772
Total				2,810,999

Electric: Integrated 0.29%

IDACORP, Inc.		20		1,623,030
Portland General Electric Co.		36		1,609,603
Total				3,232,633

Electronics 0.93%

Cognex Corp.		21		1,723,829
Keyence Corp.(a)	JPY	3		1,101,186
KLA-Tencor Corp.		12		1,110,227
Littelfuse, Inc.		7		1,100,021
MKS Instruments, Inc.		16		1,120,350
Teradyne, Inc.		38		1,184,568
Trimble, Inc.*		37		1,183,218
Universal Display Corp.		20		1,691,348
Total				10,214,747

Energy: Exploration & Production 0.57%

Chaparral Energy, Inc.		12		332,434
Chaparral Energy, Inc.		59		1,580,767
Concho Resources, Inc.*		8		967,684
Continental Resources, Inc.*		40		1,824,748
Diamondback Energy, Inc.*		11		1,107,780
Peabody Energy Corp.		—	(b)	12,096
Sanchez Energy Corp.*		1		14,899
Templar Energy LLC Class A		46		372,643
Total				6,213,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Shares (000)	Fair Value
Food: Wholesale 0.20%

Hershey Co. (The)	10	$1,129,754
Post Holdings, Inc.*	13	1,094,000
Total		2,223,754

Forestry/Paper 0.37%

Louisiana-Pacific Corp.*	71	1,769,343
Potlatch Corp.	27	1,225,400
Rayonier, Inc.	38	1,062,750
Total		4,057,493

Gaming 0.11%

Wynn Resorts Ltd.	10	1,179,451

Hotels 0.15%

Choice Hotels International, Inc.	9	581,491
Marriott International, Inc. Class A	12	1,090,605
Total		1,672,096

Investments & Miscellaneous Financial Services 0.30%

Ameriprise Financial, Inc.	8	1,089,182
Evercore Partners, Inc. Class A	14	1,076,890
MarketAxess Holdings, Inc.	6	1,087,442
Total		3,253,514

Life Insurance 0.20%

Primerica, Inc.	14	1,109,700
Prudential Financial, Inc.	10	1,045,464
Total		2,155,164

Machinery 0.30%

Middleby Corp. (The)*	8	1,083,413
Nordson Corp.	9	1,054,950
Toro Co. (The)	19	1,160,132
Total		3,298,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Shares (000)		Fair Value
Managed Care 0.10%

WellCare Health Plans, Inc.*		8	$1,058,726

Media: Content 0.46%

AMC Networks, Inc. Class A*		19	1,095,438
Netflix, Inc.*		19	2,798,782
Scripps Networks Interactive, Inc. Class A		14	1,108,152
Total			5,002,372

Medical Products 0.74%

Align Technology, Inc.*		10	1,172,107
Baxter International, Inc.		22	1,130,548
C.R. Bard, Inc.		2	571,642
Glaukos Corp.*		25	1,268,290
Hill-Rom Holdings, Inc.		8	585,980
Intuitive Surgical, Inc.*		2	1,683,935
Penumbra, Inc.*		21	1,760,711
Total			8,173,213

Metals/Mining (Excluding Steel) 0.43%

Century Aluminum Co.*		85	1,077,381
Cliffs Natural Resources, Inc.*		134	1,096,084
Kumba Iron Ore Ltd.*(a)	ZAR	77	1,171,778
Mirabela Nickel Ltd.*(a)	AUD	2,560	19,560
Peabody Energy Corp.		12	159,363
Peabody Energy Corp. Series A		4	92,975
Southern Copper Corp. (Peru)(c)		30	1,087,036
Total			4,704,177

Oil Field Equipment & Services 0.14%

McDermott International, Inc.*		86	579,299
Patterson-UTI Energy, Inc.		41	996,696
Total			1,575,995

Packaging 0.10%

Packaging Corp. of America		12	1,074,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Shares (000)		Fair Value
Personal & Household Products 0.72%

Brunswick Corp.		18	$1,096,459
Central Garden & Pet Co.*		35	1,303,159
Clorox Co. (The)		12	1,605,556
Hasbro, Inc.		17	1,680,669
LVMH Moet Hennessy Louis Vuitton SE(a)	EUR	5	1,128,528
Pool Corp.		9	1,085,426
Total			7,899,797

Pharmaceuticals 0.68%

Blueprint Medicines Corp.*		32	1,272,482
Cantel Medical Corp.		14	1,111,628
Celgene Corp.*		9	1,090,629
Exelixis, Inc.*		59	1,269,797
Seattle Genetics, Inc.*		18	1,104,513
TESARO, Inc.*		10	1,610,865
Total			7,459,914

Property & Casualty 0.20%

Allstate Corp. (The)		13	1,083,817
Progressive Corp. (The)		28	1,085,286
Total			2,169,103

Rail 0.10%

CSX Corp.		24	1,093,925

Real Estate Investment Trusts 0.20%

CoreSite Realty Corp.		13	1,125,625
Ryman Hospitality Properties, Inc.		18	1,082,025
Total			2,207,650

Recreation & Travel 0.40%

Camping World Holdings, Inc. Class A		32	1,033,647
Royal Caribbean Cruises Ltd.		11	1,104,621
Six Flags Entertainment Corp.		19	1,104,610
Vail Resorts, Inc.		6	1,118,393
Total			4,361,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Shares (000)		Fair Value
Restaurants 0.32%

Cheesecake Factory, Inc. (The)		17	$1,104,238
Dave & Buster’s Entertainment, Inc.*		20	1,244,403
Shake Shack, Inc. Class A*		35	1,173,843
Total			3,522,484

Software/Services 1.30%

Acxiom Corp.*		39	1,096,095
Arista Networks, Inc.*		13	1,754,165
Global Payments, Inc.		14	1,094,101
InterXion Holding NV (Netherlands)*(c)		28	1,119,548
Mastercard, Inc. Class A		10	1,095,120
NetEase, Inc. ADR		4	1,097,944
Proofpoint, Inc.*		15	1,096,587
ServiceNow, Inc.*		12	1,046,229
Shopify, Inc. Class A (Canada)*(c)		15	1,020,737
Snap, Inc. Class A*		51	1,139,635
Stamps.com, Inc.*		9	1,102,312
Veeva Systems, Inc. Class A*		32	1,643,319
Total			14,305,792

Specialty Retail 0.69%

adidas AG(a)	EUR	6	1,084,199
Burberry Group plc(a)	GBP	26	561,600
Cie Financiere Richemont SA(a)	CHF	14	1,087,119
Kering(a)	EUR	4	1,047,773
MarineMax, Inc.*		25	543,415
Moncler SpA(a)	EUR	49	1,082,762
Tiffany & Co.		11	1,082,703
Ulta Salon, Cosmetics & Fragrance, Inc.*		4	1,079,596
Total			7,569,167

Support: Services 0.52%

Ashtead Group plc(a)	GBP	27	559,182
Booz Allen Hamilton Holding Corp.		29	1,037,918
Neff Corp. Class A*		16	316,335
Science Applications International Corp.		12	916,831
Sotheby’s*		23	1,037,353
Triton International Ltd.		73	1,882,670
Total			5,750,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Shares (000)		Fair Value
Technology Hardware & Equipment 0.10%

Corning, Inc.		41	$1,102,950

Telecommunications: Wireless 0.20%

Qorvo, Inc.*		16	1,083,111
T-Mobile US, Inc.*		17	1,110,108
Total			2,193,219

Theaters & Entertainment 0.11%

Live Nation Entertainment, Inc.*		39	1,191,111

Transportation: Infrastructure/Services 0.41%

AP Moller - Maersk A/S Class B(a)	DKK	1	1,003,764
Hapag-Lloyd AG†*(a)	EUR	34	986,574
Navigator Holdings Ltd. (United Kingdom)*(c)		100	1,379,675
Orient Overseas International Ltd.(a)	HKD	213	1,138,221
Total			4,508,234

Trucking & Delivery 0.10%

Old Dominion Freight Line, Inc.		12	1,055,934

Utilities: Electrical 0.06%

El Paso Electric Co.		13	653,369
Total Common Stocks (cost $139,776,789)			155,925,652

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.32%

Electric: Generation 0.10%

NRG Yield, Inc.†	3.50%	2/1/2019	$1,072	1,090,090

Support: Services 0.12%

Priceline Group, Inc. (The)	1.00%	3/15/2018	675	1,274,063

Transportation: Infrastructure/Services 0.10%

Scorpio Tankers, Inc. (Monaco)†(c)	2.375%	7/1/2019	1,245	1,135,284
Total Convertible Bonds (cost $3,222,202)				3,499,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Dividend Rate		Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 0.37%

Building & Construction 0.08%

William Lyon Homes Unit	Zero Coupon		9	$876,090

Energy: Exploration & Production 0.10%

Sanchez Energy Corp.	4.875%		10	303,396
Sanchez Energy Corp.	6.50%		24	844,590
Total				1,147,986

Pharmaceuticals 0.08%

Allergan plc	5.50%		1	849,780

Software/Services 0.11%

Mandatory Exchangeable Trust†	5.75%		9	1,153,218
Total Convertible Preferred Stocks (cost $3,803,405)				4,027,074

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 2.95%

Auto Parts & Equipment 0.07%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$760	763,403

Building Materials 0.14%

Zodiac Pool Solutions LLC 1st Lien Term Loan	5.647%	12/20/2023	1,525	1,538,523

Electric: Generation 0.33%

Dayton Power & Light Co. (The) Term Loan	4.24%	8/24/2022	557	561,823
Lightstone Holdco LLC Refinanced Term Loan B	5.539%	1/30/2024	1,556	1,567,965
Lightstone Holdco LLC Refinanced Term Loan C	5.539%	1/30/2024	96	96,732
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	1,024	868,512
Moxie Liberty LLC Advance Construction Term Loan B1	7.647%	8/21/2020	523	516,725
Total				3,611,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.39%

California Resources Corp. Term Loan	3.982%	9/24/2019	$1,010	$986,340
California Resources Corp. Term Loan	11.375%	12/31/2021	980	1,087,800
Chief Exploration & Development LLC 2nd Lien Term Loan	7.932%	5/16/2021	1,111	1,085,541
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	1,190	1,145,375
Total				4,305,056

Food: Wholesale 0.03%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	305	296,446

Gaming 0.31%

Amaya Holdings B.V. 1st Lien Initial Term Loan B3 (Netherlands)(c)	4.647%	8/1/2021	1,039	1,043,755
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	2,210	2,386,800
Total				3,430,555

Health Services 0.10%

Genoa, a QoL Healthcare Co., LLC 1st Lien initial Term Loan	4.897%	10/30/2023	1,057	1,064,177

Media: Diversified 0.11%

UFC Holdings, LLC 2nd Lien Term Loan	8.50%	8/18/2024	1,231	1,258,698

Metals/Mining (Excluding Steel) 0.27%

Murray Energy Corp. Term Loan B2	8.397%	4/16/2020	1,088	1,059,824
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020	650	652,034
Peabody Energy Corp. Term Loan	4.397%	9/24/2020	1,200	1,223,700
Total				2,935,558

Oil Field Equipment & Services 0.23%

Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.647%	9/5/2019	1,701	1,669,362
FTS International, Inc. Initial Term Loan	5.75%	4/16/2021	1,030	903,181
Total				2,572,543

Personal & Household Products 0.19%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.647%	10/15/2020	2,414	2,136,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Development & Management 0.09%

Capital Automotive L.P. 2nd Lien Tranche B Initial Term Loan	7.00%	3/24/2025		$951	$963,781

Recreation & Travel 0.07%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(c)	8.068%	7/29/2022		732	737,443

Specialty Retail 0.10%

Container Store, Inc. (The) Facility Term Loan	4.397%	4/6/2019		1,190	1,100,561

Support: Services 0.44%

BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020		778	754,834
Monitronics International Inc. Term Loan B2	6.647%	9/30/2022		1,208	1,221,900
Pike Corp. 1st Lien Initial Term Loan	4.75%	3/8/2024		330	334,125
University Support Services LLC Term Loan	6.40%	7/6/2022		2,481	2,520,185
Total					4,831,044

Trucking & Delivery 0.08%

YRC Worldwide, Inc. Initial Term Loan	8.50%	2/13/2019		849	839,583
Total Floating Rate Loans (cost $30,320,240)					32,385,641

FOREIGN BONDS(a) 0.35%

France 0.13%

CMA CGM SA†	7.75%	1/15/2021	EUR	1,297	1,399,648

Netherlands 0.12%

Hema Bondco I BV†	6.25%	6/15/2019	EUR	1,300	1,358,752

Spain 0.10%

Banco Popular Espanol SA	11.50%#	1/1/2099	EUR	1,000	1,093,534
Total Foreign Bonds (cost $3,966,386)					3,851,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 4.48%

Angola 0.09%

Republic of Angola†(c)	9.50%	11/12/2025		$1,000	$1,033,950

Argentina 0.98%

City of Buenos Aires†(c)	7.50%	6/1/2027		1,275	1,322,813
City of Buenos Aires†(c)	8.95%	2/19/2021		925	1,036,000
Province of Santa Fe†(c)	6.90%	11/1/2027		1,094	1,038,862
Provincia de Buenos Aires†(c)	6.50%	2/15/2023		1,493	1,500,017
Provincia de Mendoza†(c)	8.375%	5/19/2024		1,346	1,409,168
Provincia of Neuquen†(c)	8.625%	5/12/2028		992	1,075,368
Republic of Argentina†(c)	6.875%	1/26/2027		1,625	1,649,781
Republic of Argentina†(c)	7.50%	4/22/2026		1,618	1,723,979
Total					10,755,988

Australia 0.42%

Australian Government(a)	4.25%	4/21/2026	AUD	3,084	2,659,797
Queensland Treasury Corp.†(a)	4.00%	6/21/2019	AUD	2,500	1,992,857
Total					4,652,654

Bahamas 0.10%

Commonwealth of Bahamas†(c)	5.75%	1/16/2024		$1,100	1,133,000

Bermuda 0.22%

Government of Bermuda†	4.138%	1/3/2023		1,350	1,388,664
Government of Bermuda†	4.854%	2/6/2024		975	1,031,228
Total					2,419,892

Brazil 0.14%

Federal Republic of Brazil†(c)	5.333%	2/15/2028		1,550	1,542,250

Canada 0.36%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	5,000	3,953,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Cayman Islands 0.04%

Cayman Islands Government†	5.95%	11/24/2019		$425	$465,375

Dominican Republic 0.21%

Dominican Republic†(c)	6.85%	1/27/2045		2,173	2,254,487

Ethiopia 0.12%

Republic of Ethiopia†(c)	6.625%	12/11/2024		1,315	1,266,726

Ghana 0.26%

Republic of Ghana†(c)	9.25%	9/15/2022		2,700	2,817,450

Greece 0.09%

Hellenic Republic†(a)	4.75%	4/17/2019	EUR	1,000	1,013,685

Honduras 0.19%

Honduras Government†(c)	6.25%	1/19/2027		$1,000	1,017,120
Honduras Government†(c)	7.50%	3/15/2024		1,000	1,103,750
Total					2,120,870

Jamaica 0.39%

Government of Jamaica(c)	6.75%	4/28/2028		1,500	1,669,785
Government of Jamaica(c)	7.625%	7/9/2025		1,150	1,334,690
Government of Jamaica(c)	8.00%	3/15/2039		1,110	1,277,199
Total					4,281,674

Nigeria 0.11%

Republic of Nigeria†(c)	7.875%	2/16/2032		1,100	1,150,160

Qatar 0.14%

State of Qatar†(c)	4.625%	6/2/2046		1,500	1,541,850

Russia 0.23%

Russian Federal Bond—OFZ(a)	7.60%	4/14/2021	RUB	141,915	2,501,527

Sri Lanka 0.11%

Republic of Sri Lanka†(c)	6.825%	7/18/2026		$1,150	1,191,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
United Arab Emirates 0.12%

Abu Dhabi Government International†(c)	3.125%	5/3/2026	$1,255	$1,255,552

Zambia 0.16%

Republic of Zambia†(c)	8.97%	7/30/2027	1,666	1,745,968
Total Foreign Government Obligations (cost $47,014,761)				49,097,890

HIGH YIELD CORPORATE BONDS 70.28%

Advertising 0.32%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	1,579	1,650,055
Lamar Media Corp.	5.75%	2/1/2026	566	607,743
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,224,000
Total				3,481,798

Aerospace/Defense 0.29%

Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	2,050	2,132,000
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	1,048	1,097,780
Total				3,229,780

Air Transportation 0.34%

Air Canada (Canada)†(c)	7.75%	4/15/2021	1,140	1,288,200
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(c)	4.125%	6/15/2029	861	879,023
American Airlines 2017-1B Class B Pass-Through Trust	4.95%	8/15/2026	500	512,500
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(c)	8.375%	5/10/2020	1,090	1,085,640
Total				3,765,363

Auto Parts & Equipment 0.87%

Allison Transmission, Inc.†	5.00%	10/1/2024	1,250	1,265,625
American Axle & Manufacturing, Inc.†	6.25%	4/1/2025	968	971,630
American Axle & Manufacturing, Inc.†	6.50%	4/1/2027	1,668	1,666,949
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	1,617	1,653,382
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018	1,186	1,183,035
MPG Holdco I, Inc.	7.375%	10/15/2022	1,304	1,418,100
TI Group Automotive Systems LLC†	8.75%	7/15/2023	1,250	1,332,288
Total				9,491,009

Automakers 0.15%

BMW US Capital LLC†	2.80%	4/11/2026	1,699	1,633,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking 7.62%

ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025		$3,460	$3,570,388
Akbank TAS (Turkey)†(c)	7.20%#	3/16/2027		1,100	1,138,612
ANZ New Zealand Int’l Ltd. (United Kingdom)†(c)	2.125%	7/28/2021		1,510	1,470,165
Associated Banc-Corp.	4.25%	1/15/2025		1,000	1,016,402
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75%#	—	(e)	1,415	1,558,157
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	9.00%#	—	(e)	1,000	1,050,825
Banco de Bogota SA (Colombia)†(c)	6.25%	5/12/2026		1,000	1,046,250
Banco de Galicia y Buenos Aires SA (Argentina)†(c)	8.25%#	7/19/2026		1,000	1,087,790
Bank of America Corp.	4.00%	1/22/2025		1,700	1,701,032
Bank of America Corp.	4.45%	3/3/2026		2,501	2,569,592
BankUnited, Inc.	4.875%	11/17/2025		2,525	2,542,945
Barclays Bank plc (United Kingdom)(c)	7.625%	11/21/2022		1,011	1,107,626
BNP Paribas SA (France)†(c)	6.75%#	—	(e)	1,617	1,639,234
Citigroup, Inc.	4.45%	9/29/2027		1,473	1,493,847
Citizens Financial Group, Inc.	4.35%	8/1/2025		831	854,378
Comerica, Inc.	3.80%	7/22/2026		1,258	1,262,304
Commonwealth Bank of Australia (Australia)†(c)	4.50%	12/9/2025		973	1,017,439
Compass Bank	3.875%	4/10/2025		1,100	1,081,642
Credit Suisse Group AG (Switzerland)†(c)	7.50%#	—	(e)	1,075	1,167,510
Fifth Third Bancorp	8.25%	3/1/2038		1,708	2,447,373
First Republic Bank	4.625%	2/13/2047		1,161	1,164,459
Global Bank Corp. (Panama)†(c)	4.50%	10/20/2021		1,100	1,092,300
Goldman Sachs Group, Inc. (The)	2.142%#	4/26/2022		619	624,481
Goldman Sachs Group, Inc. (The)	3.50%	1/23/2025		1,545	1,541,660
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		1,911	2,015,560
Home BancShares, Inc.(f)	5.625%#	4/15/2027		2,396	2,455,900
HSBC Holdings plc (United Kingdom)(c)	4.25%	8/18/2025		3,671	3,702,923
ING Groep NV (Netherlands)(c)	3.95%	3/29/2027		1,306	1,311,774
Intesa Sanpaolo SpA (Italy)†(c)	5.71%	1/15/2026		1,269	1,231,869
Intesa Sanpaolo SpA (Italy)†(c)	7.70%#	—	(e)	2,351	2,256,960
JPMorgan Chase & Co.	3.90%	7/15/2025		1,900	1,966,014
JPMorgan Chase & Co.	6.75%#	—	(e)	1,688	1,863,130
KeyBank NA	2.50%	11/22/2021		1,508	1,499,988
Lloyds Banking Group plc (United Kingdom)(c)	4.582%	12/10/2025		975	992,046
Lloyds Banking Group plc (United Kingdom)(c)	7.50%#	—	(e)	1,019	1,080,242
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%#	—	(e)	794	799,955
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020		725	789,301
Morgan Stanley	3.125%	7/27/2026		2,144	2,050,477
Morgan Stanley	4.00%	7/23/2025		937	967,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

National Savings Bank (Sri Lanka)†(c)	5.15%	9/10/2019		$950	$968,525
People’s United Bank NA	4.00%	7/15/2024		1,100	1,096,899
Popular, Inc.	7.00%	7/1/2019		2,125	2,228,594
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.125%	5/28/2024		584	591,421
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.10%	6/10/2023		1,497	1,592,899
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%	12/15/2022		506	536,459
Royal Bank of Scotland Group plc (United Kingdom)(c)	7.50%#	—	(e)	2,235	2,209,856
Royal Bank of Scotland Group plc (United Kingdom)(c)	8.625%#	—	(e)	1,571	1,641,695
Sberbank of Russia Via SB Capital SA (Luxembourg)†(c)	5.50%#	2/26/2024		1,095	1,129,799
Standard Chartered plc (United Kingdom)†(c)	7.50%#	—	(e)	1,375	1,423,812
SVB Financial Group	3.50%	1/29/2025		999	978,058
Toronto-Dominion Bank (The) (Canada)(c)	3.625%#	9/15/2031		750	735,664
Turkiye Garanti Bankasi AS (Turkey)†(c)	5.25%	9/13/2022		2,200	2,194,445
UBS AG/Stamford CT	7.625%	8/17/2022		606	702,172
UBS Group AG (Switzerland)(c)	7.00%#	—	(e)	1,000	1,078,105
UniCredit SpA (Italy)(c)	6.375%#	5/2/2023		1,149	1,186,102
Washington Mutual Bank(g)	6.875%	6/15/2011		1,250	125
Wells Fargo & Co.	1.964%#	2/11/2022		181	182,148
Wells Fargo & Co.	4.90%	11/17/2045		1,759	1,838,275
Wells Fargo Capital X	5.95%	12/1/2086		1,007	1,083,784
Total					83,629,276

Beverages 0.81%

Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026		3,253	3,295,455
Bacardi Ltd.†	2.75%	7/15/2026		999	943,879
Brown-Forman Corp.	4.50%	7/15/2045		1,572	1,666,300
Dr. Pepper Snapple Group, Inc.	2.55%	9/15/2026		879	821,155
PepsiCo, Inc.	3.60%	3/1/2024		1,653	1,737,000
PepsiCo, Inc.	4.25%	10/22/2044		419	432,601
Total					8,896,390

Building & Construction 1.53%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		1,720	1,728,600
Beazer Homes USA, Inc.†	6.75%	3/15/2025		705	710,288
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(c)	6.125%	7/1/2022		947	980,145
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020		1,634	1,576,810
Lennar Corp.	4.75%	11/15/2022		1,754	1,815,390
Lennar Corp.	4.75%	5/30/2025		830	836,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)

PulteGroup, Inc.	5.00%	1/15/2027	$1,959	$1,966,346
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,317,500
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,000	1,058,750
William Lyon Homes, Inc.†	5.875%	1/31/2025	1,100	1,111,000
William Lyon Homes, Inc.	7.00%	8/15/2022	2,514	2,639,700
Total				16,740,754

Building Materials 1.45%

Allegion plc (Ireland)(c)	5.875%	9/15/2023	409	438,653
Builders FirstSource, Inc.†	5.625%	9/1/2024	752	766,100
Builders FirstSource, Inc.†	10.75%	8/15/2023	1,075	1,255,062
Eagle Materials, Inc.	4.50%	8/1/2026	1,110	1,110,000
FBM Finance, Inc.†	8.25%	8/15/2021	1,003	1,068,195
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,257,122
Lennox International, Inc.	3.00%	11/15/2023	1,001	985,261
Martin Marietta Materials, Inc.	4.25%	7/2/2024	1,146	1,185,153
Masco Corp.	4.375%	4/1/2026	635	663,073
Masonite International Corp.†	5.625%	3/15/2023	1,068	1,095,223
Ply Gem Industries, Inc.	6.50%	2/1/2022	1,025	1,067,845
Standard Industries, Inc.†	5.375%	11/15/2024	1,949	1,984,316
Standard Industries, Inc.†	6.00%	10/15/2025	950	985,625
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	1,900	2,097,125
Total				15,958,753

Cable & Satellite Television 4.50%

Altice Financing SA (Luxembourg)†(c)	6.625%	2/15/2023	1,600	1,669,600
Altice Financing SA (Luxembourg)†(c)	7.50%	5/15/2026	515	548,475
Cablevision SA (Argentina)†(c)	6.50%	6/15/2021	1,020	1,077,120
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	3,033,750
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	3,250	3,274,375
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	702	724,815
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	1,575	1,657,687
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,785	1,887,637
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	2,701	3,078,935
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	772	891,914
CSC Holdings LLC†	10.125%	1/15/2023	925	1,075,313
CSC Holdings LLC†	10.875%	10/15/2025	5,316	6,405,780
DISH DBS Corp.	7.75%	7/1/2026	6,513	7,587,645

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	$2,269	$2,388,122
SFR Group SA (France)†(c)	6.00%	5/15/2022	4,132	4,297,280
Time Warner Cable, Inc.	5.875%	11/15/2040	1,537	1,636,885
Unitymedia GmbH (Germany)†(c)	6.125%	1/15/2025	449	474,818
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	5.00%	1/15/2025	1,111	1,141,553
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	5.50%	1/15/2023	2,068	2,158,248
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,929	1,950,701
Virgin Media Finance plc (United Kingdom)†(c)	6.00%	10/15/2024	997	1,036,880
VTR Finance BV (Netherlands)†(c)	6.875%	1/15/2024	1,275	1,329,187
Total				49,326,720

Chemicals 1.72%

Albemarle Corp.	5.45%	12/1/2044	1,524	1,693,691
Celanese US Holdings LLC	5.875%	6/15/2021	571	630,607
CF Industries, Inc.†	4.50%	12/1/2026	1,090	1,109,838
Chemours Co. (The)	7.00%	5/15/2025	1,705	1,843,957
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	459	522,113
Grupo Idesa SA de CV (Mexico)†(c)	7.875%	12/18/2020	1,250	1,107,813
Hexion, Inc.	6.625%	4/15/2020	1,191	1,101,675
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	1,025	1,181,313
Momentive Performance Materials, Inc.	3.88%	10/24/2021	1,278	1,263,622
NOVA Chemicals Corp. (Canada)†(c)	5.00%	5/1/2025	345	351,900
NOVA Chemicals Corp. (Canada)†(c)	5.25%	8/1/2023	784	804,580
Olin Corp.	5.125%	9/15/2027	1,992	2,030,645
TPC Group, Inc.†	8.75%	12/15/2020	1,555	1,423,136
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(c)	6.75%	5/1/2022	505	533,406
Tronox Finance LLC†	7.50%	3/15/2022	2,126	2,211,040
Westlake Chemical Corp.†	3.60%	8/15/2026	1,108	1,087,215
Total				18,896,551

Consumer/Commercial/Lease Financing 0.96%

Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,788	1,819,290
Navient Corp.	5.00%	10/26/2020	964	964,000
Navient Corp.	5.875%	10/25/2024	419	392,942
Navient Corp.	6.125%	3/25/2024	2,731	2,614,933
Navient Corp.	6.625%	7/26/2021	3,011	3,123,912
NFP Corp.†	9.00%	7/15/2021	1,553	1,647,112
Total				10,562,189

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Discount Stores 0.64%

Amazon.com, Inc.	4.80%	12/5/2034		$6,312	$7,010,271

Diversified Capital Goods 1.44%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(c)	7.75%	12/15/2020		1,225	1,035,125
Apex Tool Group LLC†	7.00%	2/1/2021		809	736,190
BCD Acquisition, Inc.†	9.625%	9/15/2023		1,074	1,165,290
General Cable Corp.	5.75%	10/1/2022		1,152	1,130,319
General Electric Co.	5.00%#	—	(e)	2,356	2,488,525
Griffon Corp.	5.25%	3/1/2022		1,163	1,167,361
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%	5/27/2025		1,235	1,242,343
SPX FLOW, Inc.†	5.625%	8/15/2024		523	528,884
SPX FLOW, Inc.†	5.875%	8/15/2026		753	761,471
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019		1,199	1,196,003
Valmont Industries, Inc.	5.25%	10/1/2054		2,656	2,400,180
Wabtec Corp.†	3.45%	11/15/2026		1,998	1,946,871
Total					15,798,562

Electric: Distribution/Transportation 0.09%

Oklahoma Gas & Electric Co.	4.15%	4/1/2047		960	960,058

Electric: Generation 0.59%

Dynegy, Inc.	5.875%	6/1/2023		600	552,750
Dynegy, Inc.	7.625%	11/1/2024		600	576,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(g)	10.00%	12/1/2020		2,300	600,875
Listrindo Capital BV (Netherlands)†(c)	4.95%	9/14/2026		1,043	1,022,140
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		1,845	1,993,122
Talen Energy Supply LLC	6.50%	6/1/2025		1,996	1,701,590
Total					6,446,477

Electric: Integrated 1.23%

Black Hills Corp.	3.95%	1/15/2026		803	822,302
El Paso Electric Co.	5.00%	12/1/2044		1,953	2,079,894
Emera, Inc. (Canada)(c)	6.75%#	6/15/2076		1,916	2,100,415
Entergy Arkansas, Inc.	4.95%	12/15/2044		1,909	1,951,861
Entergy Mississippi, Inc.	2.85%	6/1/2028		1,525	1,452,575
Great Plains Energy, Inc.	3.90%	4/1/2027		1,170	1,183,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Indianapolis Power & Light Co.†	4.05%	5/1/2046	$2,043	$1,977,215
Louisville Gas & Electric Co.	4.375%	10/1/2045	883	923,393
Southern California Edison Co.	3.90%	3/15/2043	1,000	995,886
Total				13,487,312

Electronics 1.45%

Applied Materials, Inc.	4.35%	4/1/2047	2,370	2,405,318
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%	1/15/2027	2,185	2,200,870
Micron Technology, Inc.†	7.50%	9/15/2023	1,435	1,605,406
NVIDIA Corp.	3.20%	9/16/2026	3,372	3,277,290
Qorvo, Inc.	7.00%	12/1/2025	2,879	3,195,690
Trimble, Inc.	4.75%	12/1/2024	3,132	3,246,506
Total				15,931,080

Energy: Exploration & Production 4.83%

Bill Barrett Corp.	7.00%	10/15/2022	1,068	1,014,600
Bonanza Creek Energy, Inc.(g)	6.75%	4/15/2021	1,548	1,253,880
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,916	1,930,370
Chesapeake Energy Corp.	4.875%	4/15/2022	96	86,880
Concho Resources, Inc.	5.50%	4/1/2023	3,820	3,972,800
CONSOL Energy, Inc.	5.875%	4/15/2022	1,065	1,058,344
CONSOL Energy, Inc.	8.00%	4/1/2023	1,091	1,152,369
Continental Resources, Inc.	3.80%	6/1/2024	3,075	2,875,125
Continental Resources, Inc.	4.50%	4/15/2023	1,099	1,074,954
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	2,840	2,942,950
Denbury Resources, Inc.	4.625%	7/15/2023	767	563,745
Denbury Resources, Inc.	5.50%	5/1/2022	2,700	2,119,500
Eclipse Resources Corp.	8.875%	7/15/2023	1,229	1,259,725
EP Energy LLC/Everest Acquisition Finance, Inc.	9.375%	5/1/2020	1,308	1,239,592
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	2,703	2,547,577
Kosmos Energy Ltd.†	7.875%	8/1/2021	1,175	1,189,687
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	1,661	1,492,824
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	1,106	1,110,148
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	3,138	2,824,200
Murphy Oil Corp.	6.875%	8/15/2024	517	549,313
Newfield Exploration Co.	5.625%	7/1/2024	2,399	2,539,941
Oasis Petroleum, Inc.	6.875%	3/15/2022	2,178	2,243,340
Occidental Petroleum Corp.	4.40%	4/15/2046	805	818,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

PDC Energy, Inc.	7.75%	10/15/2022	$2,550	$2,696,625
Range Resources Corp.	4.875%	5/15/2025	2,435	2,343,687
Range Resources Corp.†	5.875%	7/1/2022	1,056	1,092,960
RSP Permian, Inc.	6.625%	10/1/2022	456	482,220
Sanchez Energy Corp.	6.125%	1/15/2023	1,379	1,285,917
Sanchez Energy Corp.	7.75%	6/15/2021	906	899,205
Seven Generations Energy Ltd. (Canada)†(c)	6.875%	6/30/2023	1,779	1,867,950
Texaco Capital, Inc.	8.625%	11/15/2031	1,223	1,856,421
Tullow Oil plc (United Kingdom)†(c)	6.25%	4/15/2022	1,106	1,039,640
WPX Energy, Inc.	5.25%	9/15/2024	554	538,765
WPX Energy, Inc.	6.00%	1/15/2022	1,000	1,022,500
Total				52,986,128

Food & Drug Retailers 0.63%

Ingles Markets, Inc.	5.75%	6/15/2023	961	973,012
New Albertson’s, Inc.	7.75%	6/15/2026	1,700	1,670,250
Rite Aid Corp.	7.70%	2/15/2027	2,175	2,446,875
SMU SA (Chile)†(c)	7.75%	2/8/2020	900	915,480
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	1,062	876,150
Total				6,881,767

Food: Wholesale 0.72%

Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	1,018	1,084,170
Chobani LLC/Chobani Finance Corp., Inc.†(f)	7.50%	4/15/2025	1,312	1,348,080
Cosan Luxembourg SA (Luxembourg)†(c)	7.00%	1/20/2027	1,200	1,249,560
Kernel Holding SA (Ukraine)†(c)	8.75%	1/31/2022	1,185	1,230,054
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	1,299	1,328,227
Post Holdings, Inc.†	5.75%	3/1/2027	1,235	1,238,088
Post Holdings, Inc.†	8.00%	7/15/2025	418	471,295
Total				7,949,474

Forestry/Paper 0.25%

Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	1,523	1,606,765
Rayonier AM Products, Inc.†	5.50%	6/1/2024	1,145	1,036,225
Rayonier, Inc.	3.75%	4/1/2022	106	106,069
Total				2,749,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 1.96%

Boyd Gaming Corp.	6.875%	5/15/2023	$1,495	$1,616,469
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	704	728,640
International Game Technology plc†	6.50%	2/15/2025	1,343	1,437,010
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	500	515,625
MCE Finance Ltd. (Hong Kong)†(c)	5.00%	2/15/2021	1,750	1,779,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	544	576,640
MGM Resorts International	6.00%	3/15/2023	4,331	4,688,307
MGM Resorts International	7.75%	3/15/2022	416	481,000
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	2,065	2,101,138
Penn National Gaming, Inc.†	5.625%	1/15/2027	788	784,060
River Rock Entertainment Authority(g)	9.00%	11/1/2018	431	116,370
Scientific Games International, Inc.	10.00%	12/1/2022	1,210	1,294,700
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,490	2,521,125
Wynn Macau Ltd. (Macau)†(c)	5.25%	10/15/2021	2,780	2,842,550
Total				21,483,384

Gas Distribution 2.10%

Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	449	456,858
Boardwalk Pipelines LP	5.95%	6/1/2026	990	1,098,257
Cheniere Corpus Christi Holdings LLC†	5.875%	3/31/2025	1,059	1,107,979
Cheniere Corpus Christi Holdings LLC†	7.00%	6/30/2024	1,017	1,125,056
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	1,024	1,074,620
Dominion Gas Holdings LLC	3.60%	12/15/2024	1,175	1,191,542
Energy Transfer Equity LP	5.50%	6/1/2027	1,097	1,151,850
Energy Transfer Equity LP	5.875%	1/15/2024	1,263	1,348,252
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	1,895	1,965,090
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,510,326
LBC Tank Terminals Holding Netherlands BV (Belgium)†(c)	6.875%	5/15/2023	1,419	1,479,478
Magellan Midstream Partners LP	5.00%	3/1/2026	988	1,089,525
Rockies Express Pipeline LLC†	5.625%	4/15/2020	1,600	1,692,000
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,360	1,431,400
Southern Star Central Corp.†	5.125%	7/15/2022	1,145	1,153,587
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	439	453,268
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	1,350	1,432,687
Valero Energy Partners LP	4.375%	12/15/2026	1,205	1,218,374
Williams Cos., Inc. (The)	4.55%	6/24/2024	1,000	1,012,500
Total				22,992,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 3.41%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	$1,020	$1,076,100
Ascension Health	3.945%	11/15/2046	1,017	992,809
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	1,770	1,807,612
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	2,988	2,943,180
Dignity Health	3.812%	11/1/2024	1,175	1,180,828
Dignity Health	4.50%	11/1/2042	326	302,008
Dignity Health	5.267%	11/1/2064	1,001	983,619
Envision Healthcare Corp.†	5.125%	7/1/2022	632	646,416
Envision Healthcare Corp.	5.625%	7/15/2022	879	904,271
HCA, Inc.	5.25%	6/15/2026	763	804,965
HCA, Inc.	5.25%	4/15/2025	1,612	1,716,780
HCA, Inc.	5.875%	3/15/2022	915	1,008,787
HCA, Inc.	7.05%	12/1/2027	390	430,463
HCA, Inc.	7.50%	2/15/2022	4,467	5,120,299
HCA, Inc.	7.58%	9/15/2025	552	623,070
HCA, Inc.	7.69%	6/15/2025	1,240	1,418,250
HCA, Inc.	8.36%	4/15/2024	261	308,959
Kindred Healthcare, Inc.	8.75%	1/15/2023	1,052	1,058,575
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	2,478	2,462,280
New York and Presbyterian Hospital (The)	4.063%	8/1/2056	1,201	1,129,479
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,486	3,210,432
RWJ Barnabas Health, Inc.	3.949%	7/1/2046	994	939,156
Tenet Healthcare Corp.	8.125%	4/1/2022	4,058	4,255,827
Universal Health Services, Inc.†	5.00%	6/1/2026	1,971	2,035,057
Total				37,359,222

Health Services 0.77%

inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	993	1,026,514
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,225	1,280,125
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	1,483	1,520,075
Sterigenics-Nordion Topco LLC PIK†	8.125%	11/1/2021	1,005	1,032,637
WellCare Health Plans, Inc.	5.25%	4/1/2025	3,529	3,620,048
Total				8,479,399

Hotels 0.41%

ESH Hospitality, Inc.†	5.25%	5/1/2025	1,095	1,106,629
Hilton Domestic Operating Co., Inc.†	4.25%	9/1/2024	1,254	1,244,595
Playa Resorts Holding BV (Netherlands)†(c)	8.00%	8/15/2020	742	783,738
Wyndham Worldwide Corp.	4.50%	4/1/2027	1,311	1,323,314
Total				4,458,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.15%

Alliant Holdings Intermediate LLC†	8.25%	8/1/2023	$1,550	$1,630,399

Insurance-Reinsurance 0.42%

Berkshire Hathaway, Inc.	2.75%	3/15/2023	907	907,967
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	907,186
Validus Holdings Ltd.	8.875%	1/26/2040	1,975	2,759,900
Total				4,575,053

Integrated Energy 0.65%

Exxon Mobil Corp.	4.114%	3/1/2046	2,101	2,165,379
Petrobras Global Finance BV (Netherlands)(c)	4.375%	5/20/2023	518	492,100
Petrobras Global Finance BV (Netherlands)(c)	7.375%	1/17/2027	1,200	1,271,640
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	2,473	3,192,769
Total				7,121,888

Investments & Miscellaneous Financial Services 0.92%

CBOE Holdings, Inc.	3.65%	1/12/2027	874	880,434
CME Group, Inc.	3.00%	3/15/2025	687	687,991
FMR LLC†	5.35%	11/15/2021	800	880,518
GrupoSura Finance SA†	5.50%	4/29/2026	1,015	1,072,094
MSCI, Inc.†	5.75%	8/15/2025	961	1,025,868
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,938	1,972,964
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	547	491,048
OM Asset Management plc (United Kingdom)(c)	4.80%	7/27/2026	1,571	1,566,725
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(c)	7.25%	9/27/2023	1,500	1,518,750
Total				10,096,392

Life Insurance 0.55%

CNO Financial Group, Inc.	5.25%	5/30/2025	1,480	1,525,332
Lincoln National Corp.	3.625%	12/12/2026	1,176	1,173,535
Lincoln National Corp.	6.30%	10/9/2037	265	321,215
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,424	1,543,556
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	1,453	1,483,025
Total				6,046,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.09%

Xylem, Inc.	3.25%	11/1/2026	$1,004	$993,434

Managed Care 0.30%

Centene Corp.	6.125%	2/15/2024	2,044	2,199,855
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	1,034	1,114,264
Total				3,314,119

Media: Content 1.17%

Activision Blizzard, Inc.†	3.40%	9/15/2026	1,101	1,077,297
AMC Networks, Inc.	4.75%	12/15/2022	2,385	2,402,887
iHeartCommunications, Inc.	9.00%	3/1/2021	3,492	2,667,015
Netflix, Inc.†	4.375%	11/15/2026	1,705	1,677,294
Netflix, Inc.	5.50%	2/15/2022	636	678,930
Netflix, Inc.	5.875%	2/15/2025	1,661	1,789,728
Sirius XM Radio, Inc.†	6.00%	7/15/2024	1,075	1,154,281
Univision Communications, Inc.†	5.125%	2/15/2025	1,366	1,348,925
Total				12,796,357

Medical Products 1.18%

Boston Scientific Corp.	7.00%	11/15/2035	2,396	2,926,887
Edwards Lifesciences Corp.	2.875%	10/15/2018	552	559,545
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	475	484,500
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	2,425	2,637,187
Grifols Worldwide Operations Ltd. (Ireland)(c)	5.25%	4/1/2022	1,052	1,092,134
Medtronic, Inc.	4.375%	3/15/2035	1,779	1,868,455
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	1,825	1,706,375
Stryker Corp.	3.50%	3/15/2026	1,607	1,625,971
Total				12,901,054

Metals/Mining (Excluding Steel) 4.36%

Alcoa Nederland Holding BV (Netherlands)†(c)	6.75%	9/30/2024	2,477	2,668,967
Aleris International, Inc.†	9.50%	4/1/2021	2,371	2,560,680
Anglo American Capital plc (United Kingdom)†(c)	4.125%	4/15/2021	1,017	1,037,340
Anglo American Capital plc (United Kingdom)†(c)	4.875%	5/14/2025	660	676,632
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	682	664,950
Coeur Mining, Inc.	7.875%	2/1/2021	852	888,210
Freeport-McMoRan, Inc.	3.55%	3/1/2022	2,520	2,349,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)

Freeport-McMoRan, Inc.	3.875%	3/15/2023		$4,559	$4,215,343
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023		686	722,015
HudBay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023		298	317,370
HudBay Minerals, Inc. (Canada)†(c)	7.625%	1/15/2025		665	724,850
Imperial Metals Corp. (Canada)†(c)	7.00%	3/15/2019		1,050	1,000,125
Indo Energy Finance II BV (Netherlands)†(c)	6.375%	1/24/2023		1,408	1,344,444
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021		1,825	1,909,406
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024		1,322	1,404,625
Lundin Mining Corp. (Canada)†(c)	7.875%	11/1/2022		1,464	1,608,570
Mirabela Nickel Ltd. (Australia)(c)(g)	1.00%	9/10/2044		15	2
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	6.625%	10/14/2022		1,000	1,128,921
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022		2,498	2,516,735
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020		771	772,446
Novelis Corp.†	5.875%	9/30/2026		1,000	1,023,750
Novelis Corp.†	6.25%	8/15/2024		974	1,017,830
Peabody Energy Corp.†(g)	10.00%	3/15/2022		1,310	1,024,177
Peabody Securities Finance Corp.†	6.00%	3/31/2022		289	288,458
Peabody Securities Finance Corp.†	6.375%	3/31/2025		800	799,000
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		1,927	1,912,548
Rain CII Carbon LLC/CII Carbon Corp.†(a)	8.50%	1/15/2021	EUR	475	525,732
Rusal Capital DAC (Ireland)†(c)	5.125%	2/2/2022		$2,195	2,210,146
Samarco Mineracao SA (Brazil)†(c)(g)	4.125%	11/1/2022		1,620	1,065,150
Southern Copper Corp. (Peru)(c)	3.875%	4/23/2025		992	1,000,822
Teck Resources Ltd. (Canada)(c)	4.75%	1/15/2022		2,503	2,597,363
Teck Resources Ltd. (Canada)†(c)	8.50%	6/1/2024		1,169	1,351,656
Vale Overseas Ltd. (Brazil)(c)	6.25%	8/10/2026		1,443	1,571,066
Vale SA (Brazil)(c)	5.625%	9/11/2042		1,145	1,087,521
Vedanta Resources plc (India)†(c)	6.375%	7/30/2022		1,500	1,511,250
Volcan Cia Minera SAA (Peru)†(c)	5.375%	2/2/2022		302	305,775
Total					47,803,775

Monoline Insurance 0.12%

MGIC Investment Corp.	5.75%	8/15/2023		1,204	1,273,230

Non-Electric Utilities 0.13%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		1,368	1,378,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 2.09%

Ensco plc (United kingdom)(c)	5.20%	3/15/2025	$2,376	$2,073,060
Forum Energy Technologies, Inc.	6.25%	10/1/2021	1,300	1,287,000
FTS International, Inc.	6.25%	5/1/2022	603	530,640
FTS International, Inc.†	8.631%#	6/15/2020	1,177	1,193,184
Nabors Industries, Inc.†	5.50%	1/15/2023	2,575	2,640,984
Noble Holding International Ltd.	7.70%	4/1/2025	1,143	1,082,993
Noble Holding International Ltd.	7.75%	1/15/2024	2,030	1,958,950
Oceaneering International, Inc.	4.65%	11/15/2024	822	828,786
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	1,861	1,772,602
Precision Drilling Corp. (Canada)(c)	6.50%	12/15/2021	377	378,025
Precision Drilling Corp. (Canada)†(c)	7.75%	12/15/2023	553	584,798
SESI LLC	6.375%	5/1/2019	535	536,338
SESI LLC	7.125%	12/15/2021	615	625,763
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	1,023	1,104,840
Transocean Proteus Ltd.†	6.25%	12/1/2024	1,499	1,555,212
Unit Corp.	6.625%	5/15/2021	1,375	1,361,250
Weatherford International Ltd.	7.75%	6/15/2021	2,126	2,298,737
Weatherford International Ltd.†	9.875%	2/15/2024	1,007	1,170,637
Total				22,983,799

Oil Refining & Marketing 0.34%

Citgo Holding, Inc.†	10.75%	2/15/2020	2,485	2,683,800
Raizen Fuels Finance SA (Luxembourg)†(c)	5.30%	1/20/2027	1,051	1,066,765
Total				3,750,565

Packaging 0.96%

BWAY Holding Co.†(f)	7.25%	4/15/2025	3,369	3,377,423
BWAY Holding Co.†	9.125%	8/15/2021	1,052	1,151,887
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,492,488
Graphic Packaging International, Inc.	4.875%	11/15/2022	969	1,017,450
Pactiv LLC	7.95%	12/15/2025	825	899,250
Sealed Air Corp.†	4.875%	12/1/2022	581	607,505
Sealed Air Corp.†	6.875%	7/15/2033	1,850	2,021,125
Total				10,567,128

Personal & Household Products 1.10%

Arcelik AS (Turkey)†(c)	5.00%	4/3/2023	1,125	1,113,178
Avon Products, Inc.	7.00%	3/15/2023	900	846,000
Brunswick Corp.†	4.625%	5/15/2021	845	866,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)

FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	$1,582	$1,115,310
Gibson Brands, Inc.†	8.875%	8/1/2018	2,225	2,002,500
Newell Brands, Inc.	4.20%	4/1/2026	2,876	2,996,458
SC Johnson & Son, Inc.†	4.75%	10/15/2046	805	885,482
Spectrum Brands, Inc.	5.75%	7/15/2025	1,124	1,194,250
Springs Industries, Inc.	6.25%	6/1/2021	1,007	1,039,728
Total				12,059,404

Pharmaceuticals 0.75%

Biogen, Inc.	5.20%	9/15/2045	1,504	1,632,163
Celgene Corp.	5.00%	8/15/2045	2,445	2,569,006
Pfizer, Inc.	5.60%	9/15/2040	1,578	1,904,962
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	678	699,187
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	1,332	1,370,295
Total				8,175,613

Property & Casualty 0.38%

Arch Capital Finance LLC	5.031%	12/15/2046	1,507	1,618,177
Chubb INA Holdings, Inc.	4.35%	11/3/2045	876	927,024
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	1,526	1,587,283
Total				4,132,484

Rail 0.49%

Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	1,524	1,559,375
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	1,608	1,726,590
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	1,059	1,093,418
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	962	981,240
Total				5,360,623

Real Estate Investment Trusts 0.83%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,627	1,626,024
Digital Realty Trust LP	4.75%	10/1/2025	989	1,045,578
Healthcare Trust of America Holdings LP	3.50%	8/1/2026	1,010	973,200
Hospitality Properties Trust	4.95%	2/15/2027	1,000	1,028,732
Physicians Realty LP	4.30%	3/15/2027	1,368	1,372,587
Starwood Property Trust, Inc.†	5.00%	12/15/2021	840	873,600
VEREIT Operating Partnership LP	4.60%	2/6/2024	1,071	1,108,485
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,025	1,071,125
Total				9,099,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Management & Development 0.23%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	$2,539	$2,578,994

Recreation & Travel 0.44%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,950	3,746,500
Silversea Cruise Finance Ltd. (Bahamas)†(c)	7.25%	2/1/2025	1,059	1,117,245
Total				4,863,745

Restaurants 0.62%

Arcos Dorados Holdings, Inc. (Uruguay)†(c)(f)	5.875%	4/4/2027	531	536,576
Arcos Dorados Holdings, Inc. (Uruguay)†(c)(f)	6.625%	9/27/2023	780	832,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	1,610	1,648,237
McDonald’s Corp.	3.50%	3/1/2027	879	882,695
McDonald’s Corp.	3.70%	1/30/2026	835	855,599
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	1,093	1,095,733
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	975	994,500
Total				6,845,990

Software/Services 1.91%

Alibaba Group Holding Ltd. (China)(c)	3.125%	11/28/2021	2,150	2,175,286
Camelot Finance SA (Luxembourg)†(c)	7.875%	10/15/2024	923	973,765
First Data Corp.†	7.00%	12/1/2023	2,996	3,220,700
Microsoft Corp.	3.70%	8/8/2046	1,123	1,056,927
Microsoft Corp.	4.00%	2/12/2055	4,317	4,087,953
Microsoft Corp.	4.50%	2/6/2057	999	1,031,340
Oracle Corp.	4.375%	5/15/2055	3,065	3,001,631
Priceline Group, Inc. (The)	3.65%	3/15/2025	1,015	1,023,041
Rackspace Hosting, Inc.†	8.625%	11/15/2024	1,065	1,124,853
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	1,010	1,158,975
VeriSign, Inc.	4.625%	5/1/2023	872	886,170
VeriSign, Inc.	5.25%	4/1/2025	741	771,566
Visa, Inc.	3.15%	12/14/2025	477	479,178
Total				20,991,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 0.65%

Brookstone Holdings Corp. PIK	10.00%	7/7/2021	$42	$3,251
Hot Topic, Inc.†	9.25%	6/15/2021	1,072	1,045,200
L Brands, Inc.	6.875%	11/1/2035	710	688,700
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	1,475	1,530,313
PetSmart, Inc.†	7.125%	3/15/2023	2,217	2,111,692
Rent-A-Center, Inc.	4.75%	5/1/2021	576	475,200
Tiffany & Co.	4.90%	10/1/2044	1,389	1,308,782
Total				7,163,138

Steel Producers/Products 0.50%

ArcelorMittal (Luxembourg)(c)	6.125%	6/1/2025	1,508	1,681,420
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	1,082	1,219,955
Steel Dynamics, Inc.†	5.00%	12/15/2026	502	509,530
Steel Dynamics, Inc.	5.50%	10/1/2024	732	766,770
U.S. Steel Corp.	7.50%	3/15/2022	588	612,255
Zekelman Industries, Inc.†	9.875%	6/15/2023	632	707,840
Total				5,497,770

Support: Services 1.42%

AECOM†	5.125%	3/15/2027	1,968	1,977,840
AECOM	5.875%	10/15/2024	999	1,066,432
Ahern Rentals, Inc.†	7.375%	5/15/2023	482	416,930
BakerCorp International, Inc.	8.25%	6/1/2019	507	476,580
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	1,105	1,134,006
Carlson Travel, Inc.†	6.75%	12/15/2023	942	982,035
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,068,163
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,467	1,217,610
Leidos Holdings, Inc.	4.45%	12/1/2020	450	470,250
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,242,749
Monitronics International, Inc.	9.125%	4/1/2020	1,185	1,151,678
Ritchie Bros Auctioneers, Inc. (Canada)†(c)	5.375%	1/15/2025	630	645,750
Sotheby’s†	5.25%	10/1/2022	837	851,647
Team Health Holdings, Inc.†	6.375%	2/1/2025	561	551,183
United Rentals North America, Inc.	5.875%	9/15/2026	755	789,919
United Rentals North America, Inc.	6.125%	6/15/2023	1,477	1,549,004
Total				15,591,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 1.14%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	$1,425	$1,499,813
CommScope Technologies LLC†	5.00%	3/15/2027	781	781,742
CommScope Technologies LLC†	6.00%	6/15/2025	2,852	3,001,730
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	1,015	1,062,427
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	2,614	2,748,971
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	3,080	3,406,609
Total				12,501,292

Telecommunications: Satellite 0.34%

Intelsat Connect Finance SA (Luxembourg)†(c)	12.50%	4/1/2022	1,225	1,099,438
Intelsat Jackson Holdings SA (Luxembourg)(c)	7.25%	4/1/2019	2,800	2,684,500
Total				3,783,938

Telecommunications: Wireless 2.62%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	2,125	2,214,250
GTH Finance BV (Netherlands)†(c)	7.25%	4/26/2023	1,939	2,138,930
SBA Communications Corp.	4.875%	7/15/2022	900	915,750
Sprint Capital Corp.	8.75%	3/15/2032	1,375	1,656,875
Sprint Corp.	7.125%	6/15/2024	1,215	1,300,050
Sprint Corp.	7.625%	2/15/2025	3,361	3,680,295
Sprint Corp.	7.875%	9/15/2023	1,504	1,669,440
T-Mobile USA, Inc.	6.50%	1/15/2024	5,637	6,102,052
T-Mobile USA, Inc.	6.50%	1/15/2026	1,978	2,170,855
T-Mobile USA, Inc.	6.625%	4/1/2023	2,750	2,941,620
T-Mobile USA, Inc.	6.836%	4/28/2023	103	110,468
Telefonica Celular del Paraguay SA (Paraguay)†(c)	6.75%	12/13/2022	1,160	1,200,600
Wind Acquisition Finance SA (Italy)†(c)	7.375%	4/23/2021	2,550	2,658,375
Total				28,759,560

Telecommunications: Wireline Integrated & Services 1.48%

Columbus Cable Barbados Ltd. (Barbados)†(c)	7.375%	3/30/2021	1,366	1,463,328
Equinix, Inc.	5.375%	4/1/2023	785	821,306
Equinix, Inc.	5.875%	1/15/2026	5,121	5,460,266
GCI, Inc.	6.875%	4/15/2025	1,480	1,557,700
IHS Netherlands Holdco BV (Netherlands)†(c)	9.50%	10/27/2021	2,400	2,473,104
Sable International Finance Ltd.†	6.875%	8/1/2022	1,465	1,556,563
Uniti Group, Inc./CSL Capital LLC	8.25%	10/15/2023	959	1,016,540
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	1,729	1,834,901
Total				16,183,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Theaters & Entertainment 0.20%

AMC Entertainment Holdings, Inc.†	5.875%	11/15/2026	$1,049	$1,063,424
AMC Entertainment Holdings, Inc.†	6.125%	5/15/2027	1,080	1,092,150
Total				2,155,574

Transportation: Infrastructure/Services 0.59%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(c)	6.75%	3/30/2029	1,200	1,256,748
Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035	1,000	1,097,500
Delhi International Airport Pvt Ltd. (India)†(c)	6.125%	10/31/2026	1,506	1,625,694
DP World Ltd. (United Arab Emirates)†(c)	6.85%	7/2/2037	1,030	1,193,230
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(c)	7.375%	1/15/2022	599	512,145
Stena AB (Sweden)†(c)	7.00%	2/1/2024	877	824,380
Total				6,509,697

Trucking & Delivery 0.08%

XPO CNW, Inc.	6.70%	5/1/2034	1,005	917,063
Total High Yield Corporate Bonds (cost $743,126,371)				770,988,674

MUNICIPAL BONDS 2.98%

Education 1.15%

California St Univ	3.899%	11/1/2047	3,675	3,643,615
Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	1,960	2,545,785
Ohio Univ	5.59%	12/1/2114	1,000	1,020,330
Pasadena Public Fing Auth	7.148%	3/1/2043	2,945	4,082,860
Univ of California Bd of Regents	6.548%	5/15/2048	1,000	1,310,610
Total				12,603,200

General Obligation 1.01%

California	7.55%	4/1/2039	1,000	1,467,590
Chicago Transit Auth, IL	6.899%	12/1/2040	1,000	1,247,100
District of Columbia, DC	5.591%	12/1/2034	1,445	1,766,614
Honolulu City & Cnty, HI	5.418%	12/1/2027	740	883,597
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,238,390
New York City	5.985%	12/1/2036	1,134	1,398,177
Ohio St Univ	4.048%	12/1/2056	676	655,247
Pennsylvania	5.45%	2/15/2030	1,336	1,565,324
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	885,096
Total				11,107,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lease Obligations 0.39%

New York City Indl Dev Agy†	11.00%	3/1/2029	$2,585	$3,573,943
Wisconsin	3.294%	5/1/2037	790	733,689
Total				4,307,632

Tax Revenue 0.26%

Massachusetts Sch Bldg Auth	5.715%	8/15/2039	2,220	2,774,601

Utilities 0.17%

San Antonio, TX	5.718%	2/1/2041	1,480	1,846,877
Total Municipal Bonds (cost $32,882,019)				32,639,445

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.15%

Citigroup Commercial Mortgage Trust 2015-101A D†	4.625%#	1/14/2043	775	677,416
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.442%#	7/10/2050	1,237	940,261
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,819,508)				1,617,677

	Dividend Rate		Shares (000)
PREFERRED STOCK 0.04%

Energy: Exploration & Production

Templar Energy LLC (cost $379,030)	Zero Coupon		38	483,263
Total Long-Term Investments (cost $1,026,767,204)				$1,075,371,259

	Interest Rate		Principal Amount (000)
SHORT-TERM INVESTMENTS 1.84%

FLOATING RATE LOANS(d) 0.57%

Advertising 0.28%

BWAY Corp. Term Loan	— (h)	8/7/2017	$3,105	3,105,000

Auto Parts & Equipment 0.29%

American Axle and Manufacturing, Inc. Sr. Unsecured Bridge Term Loan	7.40%	1/18/2018	3,166	3,166,000
Total Floating Rate Loans (cost $6,271,000)				6,271,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BOND 0.10%

Gaming

Caesars Entertainment Operating Co., Inc.(g) (cost $1,031,241)	11.25%	6/1/2017	$985	$1,122,806

REPURCHASE AGREEMENT 1.17%

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $13,030,000 of Federal Farm Credit Bank at 1.125% due 9/22/2017; value: $13,047,499; proceeds: $12,787,581 (cost $12,787,485)			12,787	12,787,485
Total Short-Term Investments (cost $20,089,726)				20,181,291
Total Investments in Securities 99.87% (cost $1,046,856,930)				1,095,552,550
Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) 0.13%				1,473,391
Net Assets 100.00%				$1,097,025,941

AUD	Australian dollar.
CAD	Canadian dollar.
CHF	Swiss franc.
DKK	Danish Krone.
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
JPY	Japanese yen.
MXN	Mexican peso.
RUB	Russian ruble.
ZAR	South African rand.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2017.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Amount is less than $1,000.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	Defaulted (non-income producing security).
(h)	Interest rate to be determined.
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	J.P. Morgan	4/19/2017	500,000	$618,148	$626,668	$8,520
British pound	Buy	State Street Bank and Trust	4/19/2017	125,000	155,744	156,667	923
British pound	Buy	State Street Bank and Trust	4/19/2017	100,000	123,192	125,334	2,142
British pound	Buy	State Street Bank and Trust	4/19/2017	90,000	110,510	112,800	2,290
British pound	Buy	State Street Bank and Trust	4/19/2017	250,000	307,673	313,334	5,661
British pound	Buy	State Street Bank and Trust	4/19/2017	83,000	102,147	104,027	1,880
British pound	Buy	State Street Bank and Trust	4/19/2017	250,000	305,451	313,334	7,883
British pound	Buy	State Street Bank and Trust	4/19/2017	540,000	657,678	676,802	19,124
British pound	Buy	State Street Bank and Trust	4/19/2017	130,000	161,641	162,934	1,293
British pound	Buy	State Street Bank and Trust	4/19/2017	700,000	871,307	877,336	6,029
euro	Buy	Goldman Sachs	5/16/2017	65,000	69,065	69,474	409
euro	Buy	State Street Bank and Trust	5/16/2017	30,000	31,882	32,065	183
euro	Buy	State Street Bank and Trust	5/16/2017	200,000	211,248	213,767	2,519
Danish krone	Sell	Standard Chartered Bank	4/10/2017	3,790,000	550,325	543,627	6,698
euro	Sell	Goldman Sachs	5/16/2017	640,000	687,890	684,055	3,835
euro	Sell	Morgan Stanley	5/16/2017	350,000	378,130	374,092	4,038
euro	Sell	Morgan Stanley	5/16/2017	116,000	124,615	123,985	630
euro	Sell	State Street Bank and Trust	5/16/2017	400,000	432,257	427,534	4,723
euro	Sell	State Street Bank and Trust	5/16/2017	375,000	405,296	400,813	4,483
euro	Sell	State Street Bank and Trust	5/16/2017	170,000	184,068	181,702	2,366
euro	Sell	State Street Bank and Trust	5/16/2017	300,000	323,773	320,651	3,122
euro	Sell	State Street Bank and Trust	5/16/2017	120,000	129,741	128,260	1,481
euro	Sell	State Street Bank and Trust	5/16/2017	600,000	642,531	641,301	1,230
euro	Sell	State Street Bank and Trust	5/16/2017	380,000	406,776	406,157	619
Swiss franc	Sell	UBS AG	7/5/2017	1,090,000	1,095,070	1,094,268	802
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$92,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	4/19/2017	70,000	$87,977	$87,734	$(243)
British pound	Buy	State Street Bank and Trust	4/19/2017	77,000	96,724	96,507	(217)
British pound	Buy	State Street Bank and Trust	4/19/2017	300,000	377,212	376,001	(1,211)
Danish krone	Buy	State Street Bank and Trust	4/10/2017	350,000	50,574	50,203	(371)
euro	Buy	State Street Bank and Trust	5/16/2017	285,000	304,834	304,618	(216)
euro	Buy	State Street Bank and Trust	5/16/2017	100,000	108,909	106,884	(2,025)
British pound	Sell	J.P. Morgan	4/19/2017	3,750,000	4,650,048	4,700,013	(49,965)
British pound	Sell	State Street Bank and Trust	4/19/2017	368,000	452,904	461,228	(8,324)
Danish krone	Sell	State Street Bank and Trust	4/10/2017	7,710,000	1,103,933	1,105,900	(1,967)
euro	Sell	State Street Bank and Trust	5/16/2017	125,000	133,154	133,604	(450)
euro	Sell	State Street Bank and Trust	5/16/2017	310,000	327,810	331,339	(3,529)
euro	Sell	State Street Bank and Trust	5/16/2017	330,000	349,544	352,716	(3,172)
euro	Sell	State Street Bank and Trust	5/16/2017	149,000	157,748	159,256	(1,508)
euro	Sell	State Street Bank and Trust	5/16/2017	550,000	579,598	587,860	(8,262)
euro	Sell	State Street Bank and Trust	5/16/2017	420,000	446,994	448,911	(1,917)
euro	Sell	State Street Bank and Trust	5/16/2017	138,000	147,492	147,499	(7)
euro	Sell	State Street Bank and Trust	5/16/2017	192,000	204,794	205,216	(422)
euro	Sell	UBS AG	5/16/2017	7,850,000	8,359,339	8,390,359	(31,020)
Japanese yen	Sell	Morgan Stanley	4/26/2017	128,150,000	1,130,908	1,151,976	(21,068)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(135,894)

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2017	518	Short	$(78,137,063)	$255,071
U.S. 5-Year Treasury Note	June 2017	257	Long	30,255,727	37,703
Totals				$(47,881,336)	$292,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
Ultra Long U.S. Treasury Bond	June 2017	5	Short	$(803,125)	$(3,798)
U.S. 10-Year Treasury Note	June 2017	417	Short	(51,942,563)	(6,061)
Totals				$(52,745,688)	$(9,859)

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2017(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)
Markit CDX. NA.EM.27(5)	1.00%	6/20/2022	$30,519,000	$32,136,507	$1,617,507	$—

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(h)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(h)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Central Clearinghouse: Credit Suisse.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$20,854,572	$—		$20,854,572
Common Stocks
Auto Parts & Equipment	2,221,159	1,695,038	—		3,916,197
Energy: Exploration & Production	3,915,111	2,297,940	—		6,213,051
Metals/Mining (Excluding Steel)	4,432,279	—	271,898	(4)(5)	4,704,177
Remaining Industries	141,092,227	—	—		141,092,227
Convertible Bonds	—	3,499,437	—		3,499,437
Convertible Preferred Stocks
Building & Construction	—	876,090	—		876,090
Energy: Exploration & Production	—	1,147,986	—		1,147,986
Pharmaceuticals	849,780	—	—		849,780
Software/Services	—	1,153,218	—		1,153,218
Floating Rate Loans(6)
Advertising	—	3,105,000	—		3,105,000
Auto Parts & Equipment	—	3,166,000	763,403		3,929,403
Building Materials	—	1,538,523	—		1,538,523
Electric: Generation	—	3,611,757	—		3,611,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Energy: Exploration & Production	$—	$3,318,716	$986,340		$4,305,056
Food: Wholesale	—	296,446	—		296,446
Gaming	—	3,430,555	—		3,430,555
Health Services	—	1,064,177	—		1,064,177
Media: Diversified	—	1,258,698	—		1,258,698
Metals/Mining (Excluding Steel)	—	2,935,558	—		2,935,558
Oil Field Equipment & Services	—	2,572,543	—		2,572,543
Personal & Household Products	—	2,136,513	—		2,136,513
Real Estate Development & Management	—	963,781	—		963,781
Recreation & Travel	—	737,443	—		737,443
Specialty Retail	—	1,100,561	—		1,100,561
Support: Services	—	4,831,044	—		4,831,044
Trucking & Delivery	—	839,583	—		839,583
Foreign Bonds	—	3,851,934	—		3,851,934
Foreign Government Obligations	—	49,097,890	—		49,097,890
High Yield Corporate Bonds
Banking	—	83,629,151	125	(5)	83,629,276
Metals/Mining (Excluding Steel)	—	46,779,596	1,024,179	(4)(5)	47,803,775
Specialty Retail	—	7,159,887	3,251	(4)	7,163,138
Remaining Industries	—	633,515,291	—		633,515,291
Municipal Bonds	—	32,639,445	—		32,639,445
Non-Agency Commercial Mortgage-Backed Securities	—	1,617,677	—		1,617,677
Preferred Stock	—	483,263	—		483,263
Repurchase Agreement	—	12,787,485	—		12,787,485
Total	$152,510,556	$939,992,798	$3,049,196		$1,095,552,550
Other Financial Instruments
Centrally Cleared Credit Default Swap
Assets	$—	$1,617,507	$—		$1,617,507
Liabilities	—	—	—		—
Forward Foreign Currency Exchange Contract
Assets	—	92,883	—		92,883
Liabilities	—	(135,894)	—		(135,894)
Futures Contracts
Assets	292,774	—	—		292,774
Liabilities	(9,859)	—	—		(9,859)
Total	$282,915	$1,574,496	$—		$1,857,411

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2017

(4)	Includes securities (Peabody Energy Corp. (Metals/Mining(excluding Steel)), Peabody Energy Corp. Series A (Metals/Mining(excluding Steel)), Peabody Energy Corp. (Metals/Mining(excluding Steel)) and Brookstone Holdings Corp. PIK (Specialty Retail)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Includes Level 3 securities (Mirabela Nickel Ltd. (Metals/Mining (Excluding Steel)), Washington Mutual Bank (Banking) and Mirabela Nickel Ltd. (Metals/Mining (Excluding Steel)) fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Floating Rate Loans	High Yield Corporate Bond	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2017	$1,057,410	$18,476	$765,335	$6,521	$63,006
Accrued discounts/premiums		—	(762)		(616)
Realized gain (loss)	—	—	2,929	—	(10,306)
Change in unrealized appreciation/depreciation		1,084	(3,852)	(150,154)	3,697
Purchases		252,338	—	2,013
Sales	—	—	(64,462)		(55,781)
Net transfers in or out of Level 3	(1,057,410)	—	1,050,555	1,169,175	—
Balance as of March 31, 2017	$—	$271,898	$1,749,743	$1,027,555	$—
Net change in unrealized appreciation/depreciation for period ended March 31, 2017 related to Level 3 investments held at March 31, 2017	$—	$1,084	$(3,852)	$(150,154)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.08%

Aerospace & Defense 5.72%

General Dynamics Corp.	11,900	$2,228
L3 Technologies, Inc.	3,000	496
Lockheed Martin Corp.	10,592	2,834
Northrop Grumman Corp.	8,000	1,903
Raytheon Co.	13,300	2,028
United Technologies Corp.	6,000	673
Total		10,162

Beverages 4.27%

Coca-Cola Co. (The)	81,268	3,449
PepsiCo, Inc.	36,924	4,130
Total		7,579

Biotechnology 1.55%

AbbVie, Inc.	42,399	2,763

Capital Markets 3.06%

Ameriprise Financial, Inc.	2,700	350
Eaton Vance Corp.	21,900	985
S&P Global, Inc.	14,300	1,870
SEI Investments Co.	16,100	812
T. Rowe Price Group, Inc.	20,800	1,417
Total		5,434

Chemicals 5.49%

Air Products & Chemicals, Inc.	4,500	609
Ecolab, Inc.	12,900	1,617
International Flavors & Fragrances, Inc.	11,500	1,524
Monsanto Co.	27,595	3,124
PPG Industries, Inc.	17,206	1,808
Praxair, Inc.	6,700	794
RPM International, Inc.	4,900	270
Total		9,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.24%

Republic Services, Inc.	6,900	$433

Distributors 0.26%

Genuine Parts Co.	5,000	462

Diversified Telecommunication Services 3.75%

AT&T, Inc.	73,808	3,067
Verizon Communications, Inc.	73,700	3,593
Total		6,660

Electric: Utilities 3.46%

Alliant Energy Corp.	15,300	606
Edison International	30,400	2,420
Eversource Energy	31,400	1,846
NextEra Energy, Inc.	5,121	658
Southern Co. (The)	12,300	612
Total		6,142

Energy Equipment & Services 0.39%

Helmerich & Payne, Inc.	10,412	693

Food & Staples Retailing 8.12%

Costco Wholesale Corp.	12,900	2,163
CVS Health Corp.	38,000	2,983
Kroger Co. (The)	32,100	947
Sysco Corp.	25,700	1,334
Wal-Mart Stores, Inc.	38,680	2,788
Walgreens Boots Alliance, Inc.	50,621	4,204
Total		14,419

Food Products 3.35%

Archer-Daniels-Midland Co.	54,300	2,500
Flowers Foods, Inc.	30,400	590
General Mills, Inc.	28,200	1,664
Hormel Foods Corp.	19,700	682
Kellogg Co.	7,100	516
Total		5,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.16%

Becton, Dickinson & Co.	5,500	$1,009
C.R. Bard, Inc.	10,088	2,507
Medtronic plc (Ireland)(a)	36,891	2,972
STERIS plc (United Kingdom)(a)	3,400	236
West Pharmaceutical Services, Inc.	8,100	661
Total		7,385

Health Care Providers & Services 1.81%

AmerisourceBergen Corp.	10,800	956
Cardinal Health, Inc.	27,648	2,255
Total		3,211

Hotels, Restaurants & Leisure 3.02%

Cracker Barrel Old Country Store, Inc.	4,000	637
McDonald’s Corp.	36,474	4,727
Total		5,364

Household Products 4.08%

Kimberly-Clark Corp.	31,535	4,151
Procter & Gamble Co. (The)	34,500	3,100
Total		7,251

Industrial Conglomerates 3.57%

3M Co.	21,517	4,117
Roper Technologies, Inc.	10,800	2,230
Total		6,347

Information Technology Services 4.47%

Accenture plc Class A (Ireland)(a)	14,500	1,738
Automatic Data Processing, Inc.	11,700	1,198
International Business Machines Corp.	28,687	4,996
Total		7,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Insurance 3.81%

Assurant, Inc.	6,300	$603
Chubb Ltd. (Switzerland)(a)	30,664	4,178
Hanover Insurance Group, Inc. (The)	7,200	648
Travelers Cos., Inc. (The)	11,100	1,338
Total		6,767

Leisure Products 0.10%

Polaris Industries, Inc.	2,100	176

Machinery 4.01%

Caterpillar, Inc.	17,300	1,605
Cummins, Inc.	17,900	2,707
Graco, Inc.	7,800	734
Illinois Tool Works, Inc.	3,400	450
Lincoln Electric Holdings, Inc.	2,000	174
Pentair plc (United Kingdom)(a)	23,000	1,444
Total		7,114

Metals & Mining 0.32%

Nucor Corp.	9,600	573

Multi-Utilities 3.52%

CenterPoint Energy, Inc.	41,500	1,144
Dominion Resources, Inc.	47,000	3,646
SCANA Corp.	22,298	1,457
Total		6,247

Oil, Gas & Consumable Fuels 4.52%

Chevron Corp.	52,949	5,685
Exxon Mobil Corp.	7,100	582
Occidental Petroleum Corp.	27,773	1,760
Total		8,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.36%

Johnson & Johnson	33,619	$4,187

Professional Services 0.69%

Robert Half International, Inc.	25,000	1,221

Road & Rail 3.83%

CSX Corp.	51,100	2,379
J.B. Hunt Transport Services, Inc.	4,600	422
Union Pacific Corp.	37,700	3,993
Total		6,794

Semiconductors & Semiconductor Equipment 5.27%

Microchip Technology, Inc.	32,366	2,388
QUALCOMM, Inc.	78,957	4,527
Texas Instruments, Inc.	30,300	2,441
Total		9,356

Software 2.27%

Microsoft Corp.	61,200	4,031

Specialty Retail 4.69%

Best Buy Co., Inc.	13,500	664
Lowe’s Cos., Inc.	42,725	3,512
Ross Stores, Inc.	40,100	2,641
Tiffany & Co.	9,100	867
TJX Cos., Inc. (The)	8,100	641
Total		8,325

Textiles, Apparel & Luxury Goods 1.28%

NIKE, Inc. Class B	40,900	2,279

Trading Companies & Distributors 1.64%

Fastenal Co.	16,000	824
MSC Industrial Direct Co., Inc. Class A	14,000	1,438
W.W. Grainger, Inc.	2,800	652
Total		2,914
Total Common Stocks (cost $165,798,165)		175,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.00%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $1,510,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $1,802,833; proceeds: $1,765,963 (cost $1,765,950)	$1,766	$1,766
Total Investments in Securities 100.08% (cost $167,564,115)		177,712
Liabilities in Excess of Other Assets(b) (0.08)%		(140)
Net Assets 100.00%		$177,572

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2017	10	Long	$1,179,600	$1,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$175,946	$—	$—	$175,946
Repurchase Agreement	—	1,766	—	1,766
Total	$175,946	$1,766	$—	$177,712
Other Financial Instruments
Futures Contracts
Assets	$1	$—	$—	$1
Liabilities	—	—	—	—
Total	$1	$—	$—	$1

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.61%

Banks 5.49%

Citizens Financial Group, Inc.	32,463	$1,122
East West Bancorp, Inc.	8,153	421
Wells Fargo & Co.	15,439	859
Total		2,402

Beverages 2.00%

PepsiCo, Inc.	7,834	876

Biotechnology 2.02%

Celgene Corp.*	7,106	884

Building Products 0.25%

Johnson Controls International plc	2,626	111

Capital Markets 3.06%

Charles Schwab Corp. (The)	6,252	255
Goldman Sachs Group, Inc. (The)	967	222
Morgan Stanley	15,467	663
TD Ameritrade Holding Corp.	5,087	198
Total		1,338

Chemicals 3.41%

Dow Chemical Co. (The)	11,720	745
PPG Industries, Inc.	7,108	747
Total		1,492

Communications Equipment 2.63%

Cisco Systems, Inc.	34,023	1,150

Consumer Finance 0.75%

Discover Financial Services	4,828	330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 1.35%

AT&T, Inc.	14,188	$589

Electric: Utilities 3.80%
NextEra Energy, Inc.	9,032	1,159
PG&E Corp.	7,593	504
Total		1,663

Electrical Equipment 0.77%

AMETEK, Inc.	6,196	335

Energy Equipment & Services 1.87%

Helmerich & Payne, Inc.	1,286	85
Schlumberger Ltd.	9,370	732
Total		817

Equity Real Estate Investment Trusts 2.52%

Boston Properties, Inc.	4,899	649
Vornado Realty Trust	4,537	455
Total		1,104

Food & Staples Retailing 0.31%

CVS Health Corp.	1,707	134

Food Products 1.51%

Mondelez International, Inc. Class A	15,281	658

Health Care Equipment & Supplies 3.26%

Abbott Laboratories	32,104	1,426

Health Care Providers & Services 3.42%

UnitedHealth Group, Inc.	9,125	1,497

Hotels, Restaurants & Leisure 1.43%

Yum! Brands, Inc.	9,798	626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Household Durables 1.35%

Lennar Corp. Class A	11,543	$591

Household Products 1.12%

Colgate-Palmolive Co.	6,694	490

Industrial Conglomerates 5.71%

General Electric Co.	39,869	1,188
Honeywell International, Inc.	10,464	1,307
Total		2,495

Information Technology Services 2.34%

Fidelity National Information Services, Inc.	12,836	1,022

Insurance 5.59%

Allstate Corp. (The)	9,429	768
Chubb Ltd. (Switzerland)(a)	8,674	1,182
Hartford Financial Services Group, Inc. (The)	10,225	492
Total		2,442

Internet & Direct Marketing Retail 1.05%

Amazon.com, Inc.*	517	458

Internet Software & Services 3.25%

Alphabet, Inc. Class A*	1,411	1,196
Facebook, Inc. Class A*	1,570	223
Total		1,419

Life Sciences Tools & Services 2.24%

Thermo Fisher Scientific, Inc.	6,383	980

Machinery 3.68%

Caterpillar, Inc.	1,212	113
ITT, Inc.	13,720	563
PACCAR, Inc.	8,738	587
Parker-Hannifin Corp.	2,160	346
Total		1,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Media 4.02%

Comcast Corp. Class A	23,188	$871
Walt Disney Co. (The)	7,802	885
Total		1,756

Oil, Gas & Consumable Fuels 4.44%

Anadarko Petroleum Corp.	7,202	446
Devon Energy Corp.	15,665	654
EOG Resources, Inc.	4,661	455
Range Resources Corp.	13,314	387
Total		1,942

Pharmaceuticals 5.30%

Bristol-Myers Squibb Co.	2,647	144
Johnson & Johnson	8,694	1,083
Pfizer, Inc.	31,921	1,092
Total		2,319

Professional Services 0.40%

Nielsen Holdings plc	4,248	175

Road & Rail 0.51%

CSX Corp.	4,747	221

Semiconductors & Semiconductor Equipment 4.83%

Broadcom Ltd.	5,047	1,105
Microchip Technology, Inc.	13,659	1,008
Total		2,113

Software 4.94%

Microsoft Corp.	23,876	1,573
Oracle Corp.	13,211	589
Total		2,162

Specialty Retail 1.45%

AutoZone, Inc.*	876	633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 5.54%

Apple, Inc.	16,857	$2,422
Total Common Stocks (cost $38,285,816)		42,681

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.79%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $1,045,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $1,247,656; proceeds: $1,218,725 (cost $1,218,715)	$1,219	1,219
Total Investments in Securities 100.40% (cost $39,504,531)		43,900
Liabilities in Excess of Other Assets (0.40)%		(176)
Net Assets 100.00%		$43,724

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$42,681	$—	$—	$42,681
Repurchase Agreement	—	1,219	—	1,219
Total	$42,681	$1,219	$—	$43,900

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.30%

Air Freight & Logistics 0.92%

XPO Logistics, Inc.*	6,146	$294

Auto Components 0.87%

Tenneco, Inc.	4,488	280

Banks 9.66%

CenterState Banks, Inc.	7,926	205
Chemical Financial Corp.	4,144	212
Columbia Banking System, Inc.	4,250	166
Glacier Bancorp, Inc.	4,270	145
MB Financial, Inc.	3,410	146
Pinnacle Financial Partners, Inc.	5,583	371
South State Corp.	1,745	156
Sterling Bancorp	9,492	225
Texas Capital Bancshares, Inc.*	3,893	325
Webster Financial Corp.	6,406	320
Western Alliance Bancorp*	10,281	505
Wintrust Financial Corp.	4,569	316
Total		3,092

Biotechnology 9.32%

ACADIA Pharmaceuticals, Inc.*	2,755	95
Agios Pharmaceuticals, Inc.*	1,574	92
Blueprint Medicines Corp.*	9,104	364
Clovis Oncology, Inc.*	3,399	216
Exact Sciences Corp.*	15,718	371
Exelixis, Inc.*	18,561	402
Global Blood Therapeutics, Inc.*	4,344	160
Kite Pharma, Inc.*	2,880	226
Sage Therapeutics, Inc.*	5,091	362
Spark Therapeutics, Inc.*	4,274	228
TESARO, Inc.*	3,032	467
Total		2,983

Building Products 2.01%

Apogee Enterprises, Inc.	4,484	267
Builders FirstSource, Inc.*	25,229	376
Total		643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Capital Markets 2.35%

Evercore Partners, Inc. Class A	5,772	$450
Hamilton Lane, Inc. Class A*	909	17
Moelis & Co. Class A	7,461	287
Total		754

Chemicals 2.51%

Huntsman Corp.	17,542	431
Minerals Technologies, Inc.	4,870	373
Total		804

Communications Equipment 1.08%

Acacia Communications, Inc.*	2,345	137
Oclaro, Inc.*	21,167	208
Total		345

Construction & Engineering 2.64%

MasTec, Inc.*	9,314	373
Quanta Services, Inc.*	12,721	472
Total		845

Construction Materials 0.99%

Eagle Materials, Inc.	3,257	316

Distributors 0.88%

Pool Corp.	2,365	282

Electronic Equipment, Instruments & Components 6.72%

Belden, Inc.	3,142	218
Cognex Corp.	7,699	646
Coherent, Inc.*	2,403	494
IPG Photonics Corp.*	3,304	399
Universal Display Corp.	4,574	394
Total		2,151

Energy Equipment & Services 2.28%

Forum Energy Technologies, Inc.*	7,235	150
Smart Sand, Inc.*	14,986	244
U.S. Silica Holdings, Inc.	6,985	335
Total		729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.45%

ABIOMED, Inc.*	646	$81
Glaukos Corp.*	7,563	388
Insulet Corp.*	6,856	295
Nevro Corp.*	5,117	480
Penumbra, Inc.*	6,002	501
Total		1,745

Health Care Providers & Services 0.97%

HealthEquity, Inc.*	7,326	311

Health Care Technology 1.89%

Cotiviti Holdings, Inc.*	8,282	345
Veeva Systems, Inc. Class A*	5,099	261
Total		606

Hotels, Restaurants & Leisure 4.07%

Dave & Buster’s Entertainment, Inc.*	9,906	605
Extended Stay America, Inc. Unit	17,631	281
Planet Fitness, Inc. Class A	21,658	418
Total		1,304

Household Durables 1.53%

iRobot Corp.*	5,119	338
Universal Electronics, Inc.*	2,229	153
Total		491

Information Technology Services 0.75%

Cardtronics plc Class A (United Kingdom)*(a)	5,157	241

Internet Software & Services 9.12%

2U, Inc.*	8,960	355
Five9, Inc.*	19,946	328
MuleSoft, Inc. Class A*	8,428	205
Shopify, Inc. Class A (Canada)*(a)	9,305	634
Stamps.com, Inc.*	2,463	291
Trade Desk, Inc. (The) Class A*	7,371	275
Twilio, Inc. Class A*	4,939	143
Wix.com Ltd. (Israel)*(a)	10,140	688
Total		2,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Machinery 3.38%

Allison Transmission Holdings, Inc.	10,576	$381
Kornit Digital Ltd. (Israel)*(a)	12,219	233
Nordson Corp.	3,814	469
Total		1,083

Media 2.30%

IMAX Corp. (Canada)*(a)	7,199	245
Live Nation Entertainment, Inc.*	16,158	490
Total		735

Metals & Mining 3.01%

AK Steel Holding Corp.*	46,660	335
Cliffs Natural Resources, Inc.*	31,286	257
United States Steel Corp.	10,965	371
Total		963

Multi-Line Retail 0.49%

Ollie’s Bargain Outlet Holdings, Inc.*	4,693	157

Oil, Gas & Consumable Fuels 1.29%

GasLog Ltd. (Monaco)(a)	26,987	414

Professional Services 1.79%

WageWorks, Inc.*	7,915	572

Semiconductors & Semiconductor Equipment 6.44%

Cavium, Inc.*	6,686	479
CEVA, Inc.*	4,335	154
Cirrus Logic, Inc.*	2,603	158
Inphi Corp.*	8,888	434
MACOM Technology Solutions Holdings, Inc.*	8,322	402
Monolithic Power Systems, Inc.	4,713	434
Total		2,061

Software 3.60%

8x8, Inc.*	14,734	225
Blackline, Inc.*	2,453	73
BroadSoft, Inc.*	3,424	138
HubSpot, Inc.*	2,903	176
Materialise NV ADR*	7,786	71
Paycom Software, Inc.*	4,262	245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Software (continued)

Proofpoint, Inc.*	3,020	$224
Total		1,152

Specialty Retail 1.26%

Burlington Stores, Inc.*	4,150	404

Technology Hardware, Storage & Peripherals 0.46%

Electronics For Imaging, Inc.*	3,043	149

Textiles, Apparel & Luxury Goods 0.76%

Canada Goose Holdings, Inc. (Canada)*(a)	15,239	243

Thrifts & Mortgage Finance 0.47%

WSFS Financial Corp.	3,266	150

Trading Companies & Distributors 5.04%

Air Lease Corp.	12,369	479
Beacon Roofing Supply, Inc.*	10,020	493
MRC Global, Inc.*	18,131	332
MSC Industrial Direct Co., Inc. Class A	3,021	311
Total		1,615
Total Common Stocks (cost $27,263,742)		30,833

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.83%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $1,050,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $1,253,625; proceeds: $1,227,735 (cost $1,227,726)	$1,228	1,228
Total Investments In Securities 100.13% (cost $28,491,468)		32,061
Liabilities in Excess of Other Assets (0.13)%		(43)
Net Assets 100.00%		$32,018

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$30,833	$—	$—	$30,833
Repurchase Agreement	—	1,228	—	1,228
Total	$30,833	$1,228	$—	$32,061

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.26%

Aerospace & Defense 2.01%

General Dynamics Corp.	41,049	$7,684

Airlines 0.63%

Delta Air Lines, Inc.	52,696	2,422

Banks 14.46%

Bank of America Corp.	199,254	4,700
Citigroup, Inc.	45,079	2,697
Citizens Financial Group, Inc.	145,041	5,011
Comerica, Inc.	56,324	3,863
East West Bancorp, Inc.	78,044	4,028
JPMorgan Chase & Co.	197,621	17,359
Signature Bank*	22,722	3,372
Webster Financial Corp.	59,359	2,970
Wells Fargo & Co.	201,512	11,216
Total		55,216

Beverages 1.27%

PepsiCo, Inc.	43,500	4,866

Building Products 0.30%

Johnson Controls International plc	27,296	1,150

Capital Markets 3.66%

Charles Schwab Corp. (The)	62,382	2,546
Goldman Sachs Group, Inc. (The)	22,077	5,071
Invesco Ltd.	163,211	4,999
TD Ameritrade Holding Corp.	35,478	1,379
Total		13,995

Chemicals 1.88%

Dow Chemical Co. (The)	112,950	7,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Communications Equipment 2.23%

Cisco Systems, Inc.	252,500	$8,535

Consumer Finance 1.51%

Discover Financial Services	84,540	5,782

Containers & Packaging 0.55%

Packaging Corp. of America	23,098	2,116

Diversified Telecommunication Services 2.92%

AT&T, Inc.	223,869	9,302
Verizon Communications, Inc.	38,000	1,852
Total		11,154

Electric: Utilities 3.46%

Duke Energy Corp.	66,795	5,478
NextEra Energy, Inc.	60,202	7,728
Total		13,206

Electrical Equipment 0.82%

AMETEK, Inc.	57,938	3,133

Energy Equipment & Services 1.72%

Halliburton Co.	121,608	5,984
Helmerich & Payne, Inc.	8,765	584
Total		6,568

Equity Real Estate Investment Trusts 1.97%

Boston Properties, Inc.	29,380	3,890
Vornado Realty Trust	36,100	3,621
Total		7,511

Food & Staples Retailing 0.51%

CVS Health Corp.	25,002	1,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Food Products 2.45%

Kraft Heinz Co. (The)	41,884	$3,804
Mondelez International, Inc. Class A	128,813	5,549
Total		9,353

Health Care Equipment & Supplies 2.52%

Abbott Laboratories	216,700	9,624

Health Care Providers & Services 2.77%

Aetna, Inc.	39,204	5,000
UnitedHealth Group, Inc.	34,007	5,578
Total		10,578

Hotels, Restaurants & Leisure 2.42%

Carnival Corp.	78,415	4,619
Yum! Brands, Inc.	72,611	4,640
Total		9,259

Household Durables 1.00%

Lennar Corp. Class A	74,221	3,799

Household Products 2.52%

Clorox Co. (The)	22,430	3,024
Colgate-Palmolive Co.	51,900	3,799
Procter & Gamble Co. (The)	31,334	2,815
Total		9,638

Industrial Conglomerates 2.30%

General Electric Co.	198,000	5,900
Honeywell International, Inc.	23,085	2,883
Total		8,783

Information Technology Services 1.14%

Fidelity National Information Services, Inc.	54,596	4,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Insurance 5.38%

Allstate Corp. (The)	70,000	$5,704
American International Group, Inc.	18,556	1,158
Chubb Ltd. (Switzerland)(a)	69,400	9,456
Hartford Financial Services Group, Inc. (The)	88,263	4,243
Total		20,561

Internet Software & Services 0.28%

Alphabet, Inc. Class A*	1,268	1,075

Life Sciences Tools & Services 1.18%

Thermo Fisher Scientific, Inc.	29,330	4,505

Machinery 3.63%

Caterpillar, Inc.	20,803	1,930
Dover Corp.	56,175	4,513
ITT, Inc.	95,412	3,914
PACCAR, Inc.	52,340	3,517
Total		13,874

Media 2.94%

Comcast Corp. Class A	156,506	5,883
Time Warner, Inc.	11,159	1,090
Walt Disney Co. (The)	37,541	4,257
Total		11,230

Metals & Mining 0.68%

Reliance Steel & Aluminum Co.	32,272	2,583

Multi-Line Retail 0.28%

Target Corp.	19,266	1,063

Multi-Utilities 1.22%

Sempra Energy	42,049	4,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 8.64%

Anadarko Petroleum Corp.	66,015	$4,093
Chevron Corp.	51,918	5,574
Devon Energy Corp.	92,900	3,876
EOG Resources, Inc.	49,192	4,799
Exxon Mobil Corp.	132,327	10,852
Hess Corp.	36,784	1,773
Range Resources Corp.	69,298	2,017
Total		32,984

Pharmaceuticals 6.69%

Johnson & Johnson	84,700	10,549
Merck & Co., Inc.	71,505	4,543
Pfizer, Inc.	305,100	10,438
Total		25,530

Road & Rail 0.50%

CSX Corp.	40,652	1,892

Semiconductors & Semiconductor Equipment 4.05%

Broadcom Ltd.	10,522	2,304
Intel Corp.	188,722	6,807
Microchip Technology, Inc.	67,304	4,966
QUALCOMM, Inc.	24,368	1,397
Total		15,474

Software 3.07%

Microsoft Corp.	92,364	6,083
Oracle Corp.	126,532	5,645
Total		11,728

Technology Hardware, Storage & Peripherals 1.70%

Apple, Inc.	45,059	6,473
Total Common Stocks (cost $347,776,954)		371,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.58%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $8,415,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $10,046,913; proceeds: $9,847,875 (cost $9,847,802)	$9,848	$9,848
Total Investments in Securities 99.84% (cost $357,624,756)		381,326
Other Assets in Excess of Liabilities 0.16%		593
Net Assets 100.00%		$381,919

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$371,478	$—	$—	$371,478
Repurchase Agreement	—	9,848	—	9,848
Total	$371,478	$9,848	$—	$381,326

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.39%

Aerospace & Defense 2.01%

General Dynamics Corp.	76,177	$14,260

Airlines 0.63%

Delta Air Lines, Inc.	97,766	4,493

Banks 14.83%

Bank of America Corp.	368,838	8,701
Citigroup, Inc.	83,216	4,978
Citizens Financial Group, Inc.	362,740	12,533
Comerica, Inc.	101,767	6,979
East West Bancorp, Inc.	178,943	9,235
JPMorgan Chase & Co.	382,565	33,605
Webster Financial Corp.	166,372	8,325
Wells Fargo & Co.	373,243	20,775
Total		105,131

Beverages 1.36%

PepsiCo, Inc.	86,400	9,665

Building Products 0.30%

Johnson Controls International plc	50,436	2,124

Capital Markets 3.57%

Charles Schwab Corp. (The)	115,359	4,708
Goldman Sachs Group, Inc. (The)	38,050	8,741
Invesco Ltd.	302,982	9,280
TD Ameritrade Holding Corp.	65,616	2,550
Total		25,279

Chemicals 1.88%

Dow Chemical Co. (The)	210,031	13,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Communications Equipment 1.99%

Cisco Systems, Inc.	417,220	$14,102

Consumer Finance 1.51%

Discover Financial Services	156,073	10,674

Containers & Packaging 0.55%

Packaging Corp. of America	42,908	3,931

Diversified Telecommunication Services 3.20%

AT&T, Inc.	395,748	16,443
Verizon Communications, Inc.	128,100	6,245
Total		22,688

Electric: Utilities 3.46%

Duke Energy Corp.	123,999	10,169
NextEra Energy, Inc.	111,671	14,335
Total		24,504

Electrical Equipment 0.72%

AMETEK, Inc.	94,057	5,087

Energy Equipment & Services 2.09%

Halliburton Co.	272,855	13,427
Helmerich & Payne, Inc.	21,032	1,400
Total		14,827

Equity Real Estate Investment Trusts 2.04%

Boston Properties, Inc.	45,596	6,037
Vornado Realty Trust	83,800	8,406
Total		14,443

Food & Staples Retailing 0.51%

CVS Health Corp.	46,247	3,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Food Products 2.65%

Kraft Heinz Co. (The)	82,244	$7,469
Mondelez International, Inc. Class A	262,541	11,310
Total		18,779

Health Care Equipment & Supplies 2.52%

Abbott Laboratories	402,929	17,894

Health Care Providers & Services 2.77%

Aetna, Inc.	72,890	9,297
UnitedHealth Group, Inc.	63,159	10,359
Total		19,656

Hotels, Restaurants & Leisure 1.99%

Carnival Corp.	140,449	8,274
Yum! Brands, Inc.	91,233	5,830
Total		14,104

Household Durables 0.98%

Lennar Corp. Class A	136,260	6,975

Household Products 2.32%

Clorox Co. (The)	31,283	4,218
Colgate-Palmolive Co.	96,000	7,026
Procter & Gamble Co. (The)	57,995	5,211
Total		16,455

Industrial Conglomerates 2.28%

General Electric Co.	365,533	10,893
Honeywell International, Inc.	42,147	5,263
Total		16,156

Information Technology Services 1.14%

Fidelity National Information Services, Inc.	101,233	8,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Insurance 5.41%

Allstate Corp. (The)	129,400	$10,545
American International Group, Inc.	34,237	2,137
Chubb Ltd. (Switzerland)(a)	130,756	17,816
Hartford Financial Services Group, Inc. (The)	163,097	7,840
Total		38,338

Internet Software & Services 0.30%

Alphabet, Inc. Class A*	2,471	2,095

Life Sciences Tools & Services 1.13%

Thermo Fisher Scientific, Inc.	52,107	8,004

Machinery 4.12%

Caterpillar, Inc.	38,567	3,578
Dover Corp.	117,165	9,414
ITT, Inc.	222,093	9,110
PACCAR, Inc.	105,343	7,079
Total		29,181

Media 2.88%

Comcast Corp. Class A	290,840	10,932
Time Warner, Inc.	20,356	1,989
Walt Disney Co. (The)	65,929	7,476
Total		20,397

Metals & Mining 0.58%

Reliance Steel & Aluminum Co.	51,651	4,133

Multi-Line Retail 0.30%

Target Corp.	38,149	2,106

Multi-Utilities 1.13%

Sempra Energy	72,732	8,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 8.76%

Anadarko Petroleum Corp.	128,082	$7,941
Chevron Corp.	96,301	10,340
Devon Energy Corp.	196,900	8,215
EOG Resources, Inc.	87,468	8,533
Exxon Mobil Corp.	245,900	20,166
Hess Corp.	67,874	3,272
Range Resources Corp.	123,864	3,604
Total		62,071

Pharmaceuticals 6.34%

Johnson & Johnson	142,173	17,708
Merck & Co., Inc.	124,074	7,884
Pfizer, Inc.	564,700	19,318
Total		44,910

Road & Rail 0.49%

CSX Corp.	75,445	3,512

Semiconductors & Semiconductor Equipment 4.06%

Broadcom Ltd.	16,292	3,567
Intel Corp.	381,414	13,758
Microchip Technology, Inc.	120,073	8,859
QUALCOMM, Inc.	45,194	2,591
Total		28,775

Software 2.90%

Microsoft Corp.	153,143	10,086
Oracle Corp.	233,975	10,438
Total		20,524

Technology Hardware, Storage & Peripherals 1.69%

Apple, Inc.	83,160	11,947
Total Common Stocks (cost $626,805,039)		690,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.94%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $13,985,000 of Federal Farm Credit Banks at 1.125% due 9/22/2017; value: $14,003,782; proceeds: $13,728,532 (cost $13,728,429)	$13,728	$13,728
Total Investments In Securities 99.33% (cost $640,533,468)		704,020
Other Assets in Excess of Liabilities 0.67%		4,730
Net Assets 100.00%		$708,750

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$690,292	$—	$—	$690,292
Repurchase Agreement	—	13,728	—	13,728
Total	$690,292	$13,728	$—	$704,020

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.81%

Banks 4.05%

Citizens Financial Group, Inc.	35,284	$1,219
First Republic Bank	19,073	1,789
Signature Bank*	6,777	1,006
Western Alliance Bancorp*	26,077	1,280
Total		5,294

Beverages 1.05%

Brown-Forman Corp. Class B	29,554	1,365

Biotechnology 1.25%

Incyte Corp., Ltd.*	11,306	1,511
TESARO, Inc.*	821	127
Total		1,638

Building Products 2.62%

A.O. Smith Corp.	26,218	1,341
Johnson Controls International plc	18,063	761
Masco Corp.	38,672	1,315
Total		3,417

Capital Markets 6.20%

CBOE Holdings, Inc.	11,444	928
E*TRADE Financial Corp.*	37,083	1,294
MarketAxess Holdings, Inc.	7,553	1,416
Moody’s Corp.	13,393	1,500
MSCI, Inc.	6,789	660
TD Ameritrade Holding Corp.	44,319	1,722
WisdomTree Investments, Inc.	63,066	573
Total		8,093

Chemicals 4.01%

CF Industries Holdings, Inc.	30,833	905
FMC Corp.	24,971	1,738
RPM International, Inc.	28,979	1,595
Westlake Chemical Corp.	15,219	1,005
Total		5,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.26%

Cintas Corp.	13,002	$1,645

Communications Equipment 0.53%

Palo Alto Networks, Inc.*	6,173	696

Construction Materials 1.17%

Vulcan Materials Co.	12,629	1,522

Containers & Packaging 1.70%

Ball Corp.	12,167	903
Owens-Illinois, Inc.*	64,765	1,320
Total		2,223

Diversified Consumer Services 0.76%

Service Corp. International	32,066	990

Electrical Equipment 3.49%

AMETEK, Inc.	27,636	1,494
Hubbell, Inc.	11,161	1,340
Rockwell Automation, Inc.	11,064	1,723
Total		4,557

Electronic Equipment, Instruments & Components 1.03%

Trimble, Inc.*	42,163	1,350

Equity Real Estate Investment Trusts 1.02%

Weyerhaeuser Co.	39,047	1,327

Food Products 1.93%

Hain Celestial Group, Inc. (The)*	32,180	1,197
Hershey Co. (The)	12,120	1,324
Total		2,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 6.63%

C.R. Bard, Inc.	5,145	$1,279
DENTSPLY SIRONA, Inc.	16,609	1,037
DexCom, Inc.*	16,977	1,438
Edwards Lifesciences Corp.*	9,817	924
Hologic, Inc.*	45,104	1,919
Intuitive Surgical, Inc.*	2,683	2,056
Total		8,653

Health Care Providers & Services 2.49%

Centene Corp.*	14,430	1,028
Henry Schein, Inc.*	13,109	2,228
Total		3,256

Health Care Technology 1.23%

Veeva Systems, Inc. Class A*	31,230	1,601

Hotels, Restaurants & Leisure 7.20%

Hyatt Hotels Corp. Class A*	11,893	642
Marriott International, Inc. Class A	25,013	2,356
Norwegian Cruise Line Holdings Ltd.*	28,237	1,432
Panera Bread Co. Class A*	6,112	1,601
Vail Resorts, Inc.	8,651	1,660
Wynn Resorts Ltd.	14,989	1,718
Total		9,409

Household Durables 0.99%

Mohawk Industries, Inc.*	5,612	1,288

Industrial Conglomerates 1.19%

Roper Technologies, Inc.	7,531	1,555

Information Technology Services 5.59%

Euronet Worldwide, Inc.*	20,482	1,751
Global Payments, Inc.	25,169	2,031
Sabre Corp.	58,712	1,244
Total System Services, Inc.	23,956	1,281
Vantiv, Inc. Class A*	15,389	987
Total		7,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 1.64%

Expedia, Inc.	16,991	$2,144

Internet Software & Services 1.75%

Akamai Technologies, Inc.*	24,933	1,489
Yelp, Inc.*	24,345	797
Total		2,286

Leisure Products 1.28%

Hasbro, Inc.	16,811	1,678

Life Sciences Tools & Services 2.63%

Agilent Technologies, Inc.	27,811	1,470
Mettler-Toledo International, Inc.*	4,096	1,962
Total		3,432

Machinery 6.92%

Donaldson Co., Inc.	31,430	1,431
IDEX Corp.	14,264	1,334
Ingersoll-Rand plc	22,224	1,807
Middleby Corp. (The)*	11,421	1,558
Nordson Corp.	10,939	1,344
Wabtec Corp.	20,026	1,562
Total		9,036

Media 0.99%

Scripps Networks Interactive, Inc. Class A	16,497	1,293

Metals & Mining 0.50%

Cliffs Natural Resources, Inc.*	79,072	649

Multi-Line Retail 2.34%

Dollar General Corp.	24,073	1,679
Dollar Tree, Inc.*	17,503	1,373
Total		3,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.34%

Zoetis, Inc.	32,715	$1,746

Professional Services 0.75%

Nielsen Holdings plc	23,851	985

Road & Rail 2.07%

Genesee & Wyoming, Inc. Class A*	19,648	1,333
J.B. Hunt Transport Services, Inc.	15,000	1,376
Total		2,709

Semiconductors & Semiconductor Equipment 6.69%

Analog Devices, Inc.	17,909	1,468
KLA-Tencor Corp.	18,494	1,758
Lam Research Corp.	11,063	1,420
Microchip Technology, Inc.	27,174	2,005
Skyworks Solutions, Inc.	21,292	2,086
Total		8,737

Software 4.48%

PTC, Inc.*	9,832	517
Red Hat, Inc.*	24,214	2,094
ServiceNow, Inc.*	22,221	1,944
Ultimate Software Group, Inc. (The)*	6,615	1,291
Total		5,846

Specialty Retail 5.12%

AutoZone, Inc.*	2,153	1,557
Michaels Cos, Inc. (The)*	38,900	871
O’Reilly Automotive, Inc.*	7,066	1,907
Tiffany & Co.	3,647	347
Tractor Supply Co.	7,414	511
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,214	1,487
Total		6,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 2.77%

Carter’s, Inc.	14,374	$1,291
Hanesbrands, Inc.	54,541	1,132
lululemon athletica, Inc. (Canada)*(a)	6,893	358
Under Armour, Inc. Class A*	42,534	841
Total		3,622

Trading Companies & Distributors 1.15%

HD Supply Holdings, Inc.*	36,504	1,501
Total Common Stocks (cost $122,060,943)		130,333

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.56%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $1,745,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $2,083,406; proceeds: $2,041,586 (cost $2,041,570)	$2,042	2,042
Total Investments in Securities 101.37% (cost $124,102,513)		132,375
Liabilities in Excess of Other Assets (1.37)%		(1,788)
Net Assets 100.00%		$130,587

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$130,333	$—	$—	$130,333
Repurchase Agreement	—	2,042	—	2,042
Total	$130,333	$2,042	$—	$132,375

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 99.45%

Australia 3.48%

Construction Materials 0.47%
CSR Ltd.	84,477	$291
Equity Real Estate Investment Trusts 1.77%
Mirvac Group	647,758	1,084
Metals & Mining 1.24%
BlueScope Steel Ltd.	30,192	283
South32 Ltd.	226,850	478
		761
Total Australia		2,136

Austria 1.07%

Banks
Erste Group Bank AG	20,156	656

Belgium 2.29%

Beverages 1.73%
Anheuser-Busch InBev SA/NV	9,651	1,059
Insurance 0.56%
Ageas	8,787	344
Total Belgium		1,403

Brazil 2.44%

Food Products 1.34%
JBS SA	104,777	342
Minerva SA *	153,942	480
		822
Household Durables 1.10%
MRV Engenharia e Participacoes SA	147,400	676
Total Brazil		1,498

Canada 1.41%

Independent Power and Renewable Electricity Producer 0.11%
TransAlta Corp.	11,630	68
Oil, Gas & Consumable Fuels 1.30%
Seven Generations Energy Ltd. Class A *	43,700	799
Total Canada		867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Denmark 0.99%

Banks
Danske Bank A/S	17,766	$605

Finland 0.38%

Paper & Forest Products
UPM-Kymmene OYJ	10,033	236

France 14.39%

Aerospace & Defense 0.51%
Zodiac Aerospace	12,591	315
Auto Components 1.51%
Valeo SA	13,908	926
Automobiles 0.20%
Renault SA	1,408	122
Banks 2.07%
BNP Paribas SA	9,863	657
Societe Generale SA	12,108	614
		1,271
Construction & Engineering 2.05%
Vinci SA	15,885	1,259
Diversified Telecommunication Services 1.28%
Orange SA	50,489	785
Electrical Equipment 0.31%
Schneider Electric SE	2,563	188
Food Products 0.65%
Danone SA	5,902	402
Information Technology Services 0.55%
Atos SE	2,703	334
Insurance 0.37%
AXA SA	8,788	227
Machinery 0.46%
Alstom SA *	9,473	283
Oil, Gas & Consumable Fuels 2.01%
Total SA	24,322	1,230
Pharmaceuticals 0.80%
Sanofi	5,456	493
Textiles, Apparel & Luxury Goods 1.62%
LVMH Moet Hennessy Louis Vuitton SE	4,540	997
Total France		8,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Germany 8.25%

Health Care Providers & Services 1.00%
Fresenius Medical Care AG & Co. KGaA	7,258	$612
Hotels, Restaurants & Leisure 1.10%
TUI AG	48,709	675
Industrial Conglomerates 2.39%
Siemens AG Registered Shares	10,725	1,469
Insurance 2.08%
Allianz SE Registered Shares	6,887	1,276
Life Sciences Tools & Services 0.71%
MorphoSys AG *	7,444	437
Software 0.97%
SAP SE	6,028	592
Total Germany		5,061

Hong Kong 0.84%

Real Estate Management & Development
Hysan Development Co., Ltd.	114,000	517

India 0.68%

Banks
ICICI Bank Ltd. ADR	48,329	416

Ireland 1.07%

Banks
Bank of Ireland *	2,631,442	660

Italy 3.96%

Banks 1.41%
UniCredit SpA	56,229	867
Diversified Telecommunication Services 1.06%
Telecom Italia SpA *	725,151	652
Electric: Utilities 1.49%
Enel SpA	193,435	911
Total Italy		2,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan 23.96%

Airlines 0.89%
Japan Airlines Co., Ltd.	17,300	$548
Automobiles 4.03%
Fuji Heavy Industries Ltd.	22,800	836
Honda Motor Co., Ltd.	34,500	1,038
Mazda Motor Corp.	21,500	310
Toyota Motor Corp.	5,300	288
		2,472
Banks 2.05%
Mitsubishi UFJ Financial Group, Inc.	200,400	1,259
Chemicals 4.42%
Asahi Kasei Corp.	65,215	633
Mitsubishi Chemical Holdings Corp.	129,500	1,002
Mitsubishi Gas Chemical Co., Inc.	41,100	853
Teijin Ltd.	12,000	226
		2,714
Construction & Engineering 1.58%
Obayashi Corp.	28,800	269
Shimizu Corp.	48,000	430
Taisei Corp.	37,000	270
		969
Diversified Financial Services 1.01%
ORIX Corp.	42,000	622
Household Durables 0.54%
Sony Corp.	9,800	332
Insurance 2.36%
T&D Holdings, Inc.	59,800	868
Tokio Marine Holdings, Inc.	13,700	578
		1,446
Machinery 1.65%
Makino Milling Machine Co., Ltd.	48,000	416
NTN Corp.	120,000	597
		1,013
Marine 0.99%
Mitsui OSK Lines Ltd.	81,000	255
Nippon Yusen KK *	167,000	352
		607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Metals & Mining 0.73%
JFE Holdings, Inc.	19,500	$334
Nippon Steel & Sumitomo Metal Corp.	4,900	113
		447
Software 0.72%
Nintendo Co., Ltd.	1,900	441
Trading Companies & Distributors 1.01%
Mitsubishi Corp.	28,700	620
Wireless Telecommunication Services 1.98%
SoftBank Group Corp.	17,200	1,215
Total Japan		14,705

Netherlands 5.20%

Banks 1.77%
ING Groep NV	71,711	1,084
Food & Staples Retailing 0.49%
Koninklijke Ahold Delhaize NV	13,936	298
Industrial Conglomerates 0.45%
Koninklijke Philips NV	8,629	278
Insurance 0.81%
NN Group NV	15,348	499
Oil, Gas & Consumable Fuels 1.68%
Royal Dutch Shell plc B Shares	37,750	1,033
Total Netherlands		3,192

Portugal 0.74%

Electric: Utilities
EDP - Energias de Portugal SA	133,926	454

Singapore 1.03%

Food Products
Wilmar International Ltd.	250,500	632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
South Korea 2.26%

Biotechnology 0.02%
Celltrion, Inc. *	163	$13
Food & Staples Retailing 0.60%
E-MART, Inc.	2,021	371
Technology Hardware, Storage & Peripherals 1.64%
Samsung Electronics Co., Ltd.	545	1,004
Total South Korea		1,388

Spain 4.13%

Banks 0.66%
Banco Bilbao Vizcaya Argentaria SA	52,063	404
Construction & Engineering 0.67%
Sacyr SA *	166,580	414
Electric: Utilities 1.77%
Iberdrola SA	152,073	1,087
Oil, Gas & Consumable Fuels 1.03%
Repsol SA	40,744	629
Total Spain		2,534

Sweden 1.25%

Machinery 0.78%
Volvo AB B Shares	32,597	481
Metals & Mining 0.47%
Boliden AB	9,633	287
Total Sweden		768

Switzerland 6.39%

Food Products 1.11%
Nestle SA Registered Shares	8,850	679
Insurance 1.14%
Swiss Life Holding AG Registered Shares *	2,173	701
Pharmaceuticals 4.14%
Novartis AG Registered Shares	5,745	426
Roche Holding AG	8,277	2,114
		2,540
Total Switzerland		3,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.63%

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	563,682	$720
Taiwan Semiconductor Manufacturing Co., Ltd.	45,000	280
Total Taiwan		1,000

United Kingdom 9.37%

Aerospace & Defense 0.10%
BAE Systems plc	7,606	61
Auto Components 1.69%
GKN plc	227,955	1,038
Banks 1.35%
HSBC Holdings plc	36,628	299
Royal Bank of Scotland Group plc *	174,490	529
		828
Hotels, Restaurants & Leisure 1.16%
Compass Group plc	37,707	711
Metals & Mining 1.35%
Anglo American plc *	18,779	287
Rio Tinto Ltd.	11,706	541
		828
Oil, Gas & Consumable Fuels 1.29%
BP plc	84,439	484
Premier Oil plc *	388,196	306
		790
Pharmaceuticals 0.32%
GlaxoSmithKline plc	9,562	199
Tobacco 2.11%
British American Tobacco plc	19,558	1,299
Total United Kingdom		5,754

United States 2.24%

Biotechnology
Shire plc	23,596	1,378
Total Investments in Common Stocks 99.45% (cost $56,839,167)		61,042
Foreign Cash and Other Assets in Excess of Liabilities 0.55%		335
Net Assets 100.00%		$61,377

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$61,042	$—	$—	$61,042
Total	$61,042	$—	$—	$61,042

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 96.06%

Australia 1.43%

Beverages 0.47%
Treasury Wine Estates Ltd.	23,821	$223
Electric: Utilities 0.96%
AusNet Services	356,821	459
Total Australia		682

Austria 0.61%

Semiconductors & Semiconductor Equipment
ams AG	5,375	291

Brazil 0.69%

Household Durables
MRV Engenharia e Participacoes SA	71,400	327

Canada 6.16%

Electric: Utilities 1.26%
Emera, Inc.	17,000	601
Metals & Mining 0.61%
Hudbay Minerals, Inc.	44,002	289
Oil, Gas & Consumable Fuels 3.69%
Africa Oil Corp. *	220,706	370
Canacol Energy Ltd. *	183,300	542
Vermilion Energy, Inc.	12,000	450
Whitecap Resources, Inc.	50,900	396
		1,758
Paper & Forest Products 0.60%
Interfor Corp. *	22,300	288
Total Canada		2,936

China 0.32%

Energy Equipment & Services
Hilong Holding Ltd.	710,000	155

Finland 2.48%

Metals & Mining 1.11%
Outotec OYJ *	87,259	529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Finland (continued)

Trading Companies & Distributors 1.37%
Cramo OYJ	28,709	$655
Total Finland		1,184

France 6.15%

Building Products 0.97%
Tarkett SA	10,655	460
Health Care Providers & Services 0.92%
Korian SA	14,550	440
Hotels, Restaurants & Leisure 1.01%
Elior Group †	21,112	479
Information Technology Services 1.16%
Altran Technologies SA *	32,862	553
Life Sciences Tools & Services 0.35%
Genfit *	5,356	169
Real Estate Management & Development 0.65%
Nexity SA *	6,345	312
Specialty Retail 1.09%
Maisons du Monde SA *†	16,576	522
Total France		2,935

Germany 5.43%

Industrial Conglomerates 1.31%
Rheinmetall AG	7,422	623
Internet Software & Services 1.23%
XING AG	2,845	588
Life Sciences Tools & Services 1.95%
Gerresheimer AG	7,987	633
MorphoSys AG *	5,099	299
		932
Machinery 0.94%
Deutz AG	65,016	449
Total Germany		2,592

Hong Kong 2.23%

Communications Equipment 0.48%
VTech Holdings Ltd.	19,100	228
Diversified Telecommunication Services 0.92%
HKBN Ltd.	393,380	440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Paper & Forest Products 0.83%
Lee & Man Paper Manufacturing Ltd.	517,000	$395
Total Hong Kong		1,063

India 3.44%

Consumer Finance 0.47%
Bharat Financial Inclusion Ltd. *	17,926	223
Information Technology Services 0.91%
Vakrangee Ltd.	85,650	434
Real Estate Management & Development 0.82%
Housing Development & Infrastructure Ltd. *	309,961	391
Thrifts & Mortgage Finance 1.24%
Dewan Housing Finance Corp., Ltd.	104,719	592
Total India		1,640

Indonesia 1.57%

Banks 1.20%
Bank Tabungan Negara Persero Tbk PT	3,371,196	574
Consumer Finance 0.37%
PT Clipan Finance Indonesia Tbk *	8,129,400	177
Total Indonesia		751

Ireland 4.28%

Beverages 0.56%
C&C Group plc	69,141	268
Equity Real Estate Investment Trusts 0.61%
Hibernia REIT plc	219,892	292
Food Products 0.69%
Origin Enterprises plc	46,581	331
Health Care Providers & Services 0.93%
UDG Healthcare plc	50,138	441
Household Durables 1.49%
Cairn Homes plc *	451,756	709
Total Ireland		2,041

Israel 1.30%

Chemicals 0.78%
Frutarom Industries Ltd.	6,638	371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Israel (continued)

Electronic Equipment, Instruments & Components 0.52%
Orbotech Ltd. *	7,769	$250
Total Israel		621

Italy 5.28%

Beverages 0.79%
Davide Campari-Milano SpA	32,569	378
Capital Markets 0.74%
Anima Holding SpA †	59,480	355
Construction Materials 1.06%
Buzzi Unicem SpA	19,700	504
Electrical Equipment 0.68%
Prysmian SpA	12,323	326
Textiles, Apparel & Luxury Goods 2.01%
Brunello Cucinelli SpA	19,983	476
Moncler SpA	21,939	481
		957
Total Italy		2,520

Japan 21.33%

Banks 1.37%
Fukuoka Financial Group, Inc.	53,000	229
Shinsei Bank Ltd.	230,000	424
		653
Beverages 1.23%
Coca-Cola East Japan Co., Ltd.	24,200	585
Construction & Engineering 1.24%
SHO-BOND Holdings Co., Ltd.	13,500	594
Containers & Packaging 0.78%
Fuji Seal International, Inc.	17,100	370
Electronic Equipment, Instruments & Components 0.48%
Taiyo Yuden Co., Ltd.	18,100	229
Equity Real Estate Investment Trusts 1.13%
GLP J-Reit	281	325
Hulic Reit, Inc.	128	212
		537
Food & Staples Retailing 0.63%
Sundrug Co., Ltd.	9,000	302
Food Products 0.75%
Nichirei Corp.	14,400	356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Hotels, Restaurants & Leisure 1.81%
HIS Co., Ltd.	10,200	$238
Resorttrust, Inc.	9,100	160
St. Marc Holdings Co., Ltd.	15,900	467
		865
Information Technology Services 1.71%
NS Solutions Corp.	21,900	473
Obic Co., Ltd.	7,200	343
		816
Insurance 0.93%
Anicom Holdings, Inc.	21,100	445
Machinery 3.39%
CKD Corp.	27,500	348
Nabtesco Corp.	8,800	233
Takeuchi Manufacturing Co., Ltd.	24,100	454
Tsubakimoto Chain Co.	70,000	584
		1,619
Professional Services 1.21%
en-japan, Inc.	25,800	575
Real Estate Management & Development 0.74%
Kenedix, Inc.	88,800	353
Semiconductors & Semiconductor Equipment 1.05%
Sumco Corp.	30,100	501
Software 0.74%
Trend Micro, Inc.	7,900	351
Specialty Retail 1.11%
United Arrows Ltd.	17,500	530
Wireless Telecommunication Services 1.03%
Okinawa Cellular Telephone Co.	15,200	492
Total Japan		10,173

Luxembourg 1.71%

Machinery 0.64%
Stabilus SA	4,749	306
Multi-Line Retail 1.07%
B&M European Value Retail SA	135,328	508
Total Luxembourg		814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Netherlands 4.16%

Air Freight & Logistics 1.08%
PostNL NV *	108,657	$513
Hotels, Restaurants & Leisure 1.03%
Basic-Fit NV *†	28,353	494
Insurance 1.09%
ASR Nederland NV *	18,232	520
Machinery 0.96%
Aalberts Industries NV	12,297	459
Total Netherlands		1,986

Philippines 1.97%

Banks 0.71%
Rizal Commercial Banking Corp.	167,840	129
Security Bank Corp.	52,390	211
		340
Hotels, Restaurants & Leisure 0.65%
Bloomberry Resorts Corp. *	1,951,700	309
Real Estate Management & Development 0.61%
Filinvest Land, Inc.	8,933,500	292
Total Philippines		941

Portugal 0.78%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	123,343	371

South Korea 0.94%

Auto Components
Mando Corp.	1,935	449

Spain 1.88%

Equity Real Estate Investment Trusts
Hispania Activos Inmobiliarios SOCIMI SA	36,986	532
Neinor Homes SLU *†	20,500	364
Total Spain		896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Sweden 3.89%

Commercial Services & Supplies 2.45%
Bravida Holding AB †	50,629	$329
Intrum Justitia AB	6,914	258
Loomis AB Class B	18,331	580
		1,167
Consumer Finance 0.99%
Hoist Finance AB †	54,135	474
Food & Staples Retailing 0.45%
Axfood AB	14,315	215
Total Sweden		1,856

Switzerland 0.63%

Household Durables
Forbo Holding AG Registered Shares *	196	300

Taiwan 1.34%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	105,000	375
Visual Photonics Epitaxy Co., Ltd.	140,000	263
Total Taiwan		638

United Kingdom 13.53%

Capital Markets 3.19%
Jupiter Fund Management plc	66,724	356
Man Group plc	377,260	696
TP ICAP plc	80,651	470
		1,522
Consumer Finance 1.36%
Arrow Global Group plc	143,884	647
Household Durables 0.91%
Countryside Properties plc †	143,706	436
Internet & Direct Marketing Retail 1.08%
ASOS plc *	6,778	513
Machinery 2.14%
Bodycote plc	52,483	523
Concentric AB	32,310	496
		1,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Metals & Mining 1.05%
Hill & Smith Holdings plc	31,518	$502
Professional Services 2.00%
Exova Group plc	164,187	508
WS Atkins plc	23,243	449
		957
Semiconductors & Semiconductor Equipment 0.82%
IQE plc *	511,714	391
Trading Companies & Distributors 0.98%
Diploma plc	35,267	468
Total United Kingdom		6,455

United States 1.97%

Exchange- Traded Funds 0.92%
VanEck Vectors Junior Gold Miners	12,249	441
Semiconductors & Semiconductor Equipment 1.05%
CEVA, Inc. *	14,027	498
Total United States		939

Vietnam 0.56%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd. *	75,213	266
Total Common Stocks (cost $41,195,764)		45,822

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.70%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $2,285,000 of Federal Farm Credit Bank at 1.125% due 9/22/2017; value: $2,288,069; proceeds: $2,241,900 (cost $2,241,884)	$2,242	2,242
Total Investments in Securities 100.76% (cost $43,437,648)		48,064
Liabilities in Excess of Foreign Cash and Other Assets (0.76)%		(365)
Net Assets 100.00%		$47,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2017

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$45,822	$—	$—	$45,822
Repurchase Agreement	—	2,242	—	2,242
Total	$45,822	$2,242	$—	$48,064

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.06%

Aerospace & Defense 1.29%

Textron, Inc.	96,268	$4,581

Airlines 1.51%

Alaska Air Group, Inc.	57,915	5,341

Banks 8.50%

CIT Group, Inc.	129,999	5,581
Citizens Financial Group, Inc.	174,700	6,036
East West Bancorp, Inc.	108,900	5,620
KeyCorp	397,700	7,071
M&T Bank Corp.	26,400	4,085
Webster Financial Corp.	34,862	1,745
Total		30,138

Beverages 3.23%

Coca-Cola European Partners plc (United Kingdom)(a)	137,659	5,189
Molson Coors Brewing Co. Class B	65,556	6,274
Total		11,463

Capital Markets 2.38%

E*TRADE Financial Corp.*	156,300	5,453
OM Asset Management plc (United Kingdom)(a)	197,684	2,989
Total		8,442

Chemicals 2.29%

Eastman Chemical Co.	55,617	4,494
FMC Corp.	51,811	3,605
Total		8,099

Communications Equipment 1.09%

Juniper Networks, Inc.	138,400	3,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Construction & Engineering 1.17%

Fluor Corp.	79,126	$4,164

Containers & Packaging 1.84%

Graphic Packaging Holding Co.	336,900	4,336
Packaging Corp. of America	24,002	2,199
Total		6,535

Electric: Utilities 7.12%

Edison International	86,800	6,910
Great Plains Energy, Inc.	177,500	5,187
Portland General Electric Co.	157,800	7,009
PPL Corp.	163,900	6,128
Total		25,234

Electrical Equipment 3.35%

AMETEK, Inc.	104,901	5,673
Hubbell, Inc.	51,739	6,211
Total		11,884

Energy Equipment & Services 2.47%

Nabors Industries Ltd.	222,604	2,909
Patterson-UTI Energy, Inc.	89,612	2,175
Weatherford International plc (Switzerland)*(a)	552,723	3,676
Total		8,760

Equity Real Estate Investment Trusts 9.54%

Alexandria Real Estate Equities, Inc.	35,906	3,969
Brixmor Property Group, Inc.	208,060	4,465
Duke Realty Corp.	171,001	4,492
Healthcare Trust of America, Inc. Class A	119,940	3,773
Highwoods Properties, Inc.	100,800	4,952
Invitation Homes, Inc.*	99,600	2,174
UDR, Inc.	152,014	5,512
Vornado Realty Trust	44,709	4,485
Total		33,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Food Products 1.72%

Bunge Ltd.	27,717	$2,197
Pinnacle Foods, Inc.	67,162	3,887
Total		6,084

Health Care Equipment & Supplies 2.46%

Alere, Inc.*	112,405	4,466
DENTSPLY SIRONA, Inc.	68,193	4,258
Total		8,724

Health Care Providers & Services 2.82%

Cardinal Health, Inc.	35,367	2,884
Envision Healthcare Corp.*	49,200	3,017
HealthSouth Corp.	95,474	4,087
Total		9,988

Hotels, Restaurants & Leisure 3.02%

MGM Resorts International	189,278	5,186
Royal Caribbean Cruises Ltd.	56,300	5,524
Total		10,710

Household Durables 4.34%

Lennar Corp. Class A	52,600	2,692
Newell Brands, Inc.	152,019	7,171
Whirlpool Corp.	32,200	5,517
Total		15,380

Information Technology Services 2.65%

Conduent, Inc.*	297,635	4,994
CSRA, Inc.	150,679	4,414
Total		9,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Insurance 9.73%

Allstate Corp. (The)	37,545	$3,060
Arch Capital Group Ltd.*	43,300	4,103
Argo Group International Holdings Ltd.	39,567	2,683
Axis Capital Holdings Ltd.	49,000	3,284
Hanover Insurance Group, Inc. (The)	55,648	5,012
Hartford Financial Services Group, Inc. (The)	93,586	4,499
Lincoln National Corp.	50,000	3,272
XL Group Ltd.	215,200	8,578
Total		34,491

Life Sciences Tools & Services 1.89%

Agilent Technologies, Inc.	67,700	3,579
PerkinElmer, Inc.	53,600	3,112
Total		6,691

Machinery 5.42%

Ingersoll-Rand plc(a)	47,700	3,879
ITT, Inc.	117,827	4,833
Kennametal, Inc.	115,309	4,524
Parker-Hannifin Corp.	37,369	5,991
Total		19,227

Metals & Mining 2.07%

Freeport-McMoRan, Inc.*	256,512	3,427
Steel Dynamics, Inc.	112,500	3,911
Total		7,338

Oil, Gas & Consumable Fuels 8.24%

Cimarex Energy Co.	49,869	5,959
Hess Corp.	93,400	4,503
Marathon Oil Corp.	388,300	6,135
Noble Energy, Inc.	155,144	5,327
Range Resources Corp.	87,825	2,556
Williams Cos., Inc. (The)	159,300	4,714
Total		29,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2017

Investments	Shares	Fair Value (000)
Pharmaceuticals 0.65%

Mallinckrodt plc*	51,805	$2,309

Road & Rail 1.53%

Kansas City Southern	63,367	5,434

Semiconductors & Semiconductor Equipment 5.40%

Maxim Integrated Products, Inc.	101,723	4,573
Micron Technology, Inc.*	112,100	3,240
ON Semiconductor Corp.*	265,000	4,105
Qorvo, Inc.*	52,678	3,612
Skyworks Solutions, Inc.	36,809	3,606
Total		19,136

Specialty Retail 0.61%

L Brands, Inc.	46,160	2,174

Thrifts & Mortgage Finance 0.73%

Astoria Financial Corp.	125,700	2,578
Total Common Stocks (cost $312,487,956)		351,181

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.12%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $4,040,000 of Federal Farm Credit Bank at 1.125% due 9/22/2017; value: $4,045,426; proceeds: $3,965,795 (cost $3,965,765)	$3,966	3,966
Total Investments in Securities 100.18% (cost $316,453,721)		355,147
Liabilities in Excess of Other Assets (0.18)%		(642)
Net Assets 100.00%		$354,505

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$351,181	$—	$—	$351,181
Repurchase Agreement	—	3,966	—	3,966
Total	$351,181	$3,966	$—	$355,147

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.29%

ASSET-BACKED SECURITIES 18.43%

Automobiles 8.67%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$9	$8,553
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	8	7,644
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	100	103,061
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	248	248,514
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	82	82,723
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	35	34,981
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	39	38,985
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	193	193,523
BMW Vehicle Owner Trust 2014-A A3	0.97%	11/26/2018	4	3,554
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	1	1,318
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	1	1,240
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	2	1,892
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	15	15,044
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	11	11,031
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	200	202,182
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,338
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	30	30,081
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	58	58,367
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	11	10,981
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	15	14,949
Capital Auto Receivables Asset Trust 2013-4 C	2.67%	2/20/2019	66	66,294
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	21	21,204
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	9	8,807
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	11	11,091
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	10	10,094
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	9,078
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	12	12,164
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	21	20,981
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	11	10,965
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	5	5,000
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	10	10,469
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	32	31,766
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	32	31,613
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	36	35,941
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	17	16,871
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21	20,681
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	200	199,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	$3	$3,023
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	42	42,084
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	11	11,104
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	58	58,139
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	17	16,732
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	63	63,401
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	3	3,016
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	5	5,094
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	25	25,282
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22	22,788
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	58	58,351
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	20	20,114
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	20	20,266
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41	42,052
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	30	30,096
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	78	78,984
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	19	19,393
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	41	40,996
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	52	51,993
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	34	34,090
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	11	10,727
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	35	35,130
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	48	48,129
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	159	159,415
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	5	4,916
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	60	60,616
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	10	9,970
Ford Credit Auto Lease Trust 2015-A A3	1.13%	6/15/2018	128	128,102
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	35	35,068
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	72	71,821
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	70	69,867
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	92	91,895
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	71,497
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	43	43,037
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	110	110,405
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100	100,446
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%	5/15/2019	25	25,342
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	26	25,864
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	80	80,000
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	14	14,112
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	23	23,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	$11	$11,033
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	13	13,142
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	77	78,050
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	22	22,436
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	14	14,433
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	10	10,013
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	38	37,970
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	250	249,671
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	34	34,044
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	29	29,137
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	10,004
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%	1/15/2019	1	1,252
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	6	6,075
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	4	4,080
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	10	10,124
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	68	67,717
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	50	49,591
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	33	32,530
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	86	85,884
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	10	10,066
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	11	10,972
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	100	99,936
Total				4,358,135

Credit Cards 2.12%

BA Credit Card Trust 2016-A1 A	1.302%#	10/15/2021	48	48,330
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	100	99,173
Capital One Multi-Asset Execution Trust 2015-A3	1.312%#	3/15/2023	50	50,346
Capital One Multi-Asset Execution Trust 2015-A5	1.60%	5/17/2021	28	28,029
Capital One Multi-Asset Execution Trust 2016-A1	1.362%#	2/15/2022	74	74,461
Chase Issuance Trust 2012-A4	1.58%	8/16/2021	150	149,461
Chase Issuance Trust 2015-A5	1.36%	4/15/2020	145	144,870
Chase Issuance Trust 2016-A2 A	1.37%	6/15/2021	22	21,859
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	145	144,955
Discover Card Execution Note Trust 2015-A4	2.19%	4/17/2023	100	100,540
Discover Card Execution Note Trust 2016-A2 A2	1.452%#	9/15/2021	100	100,811
First National Master Note Trust 2015-1 A	1.682%#	9/15/2020	3	3,007
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	100	99,608
Total				1,065,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 7.64%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	$100	$100,081
Ally Master Owner Trust 2014-4 A2	1.43%	6/17/2019	128	128,100
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	17	17,017
Ally Master Owner Trust 2015-3 A	1.63%	5/15/2020	179	179,195
Ammc CLO 19 Ltd. 2016-19A A†	2.381%#	10/15/2028	250	250,401
Apidos CLO X 2012-10A A†	2.459%#	10/30/2022	447	448,227
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%	11/13/2018	45	45,068
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	27	26,962
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	28	27,762
BlueMountain CLO Ltd. 2014-4A A1R†	2.404%#	11/30/2026	250	250,947
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	11	11,025
CNH Equipment Trust 2016-B A4	1.97%	11/15/2021	6	6,009
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	100	99,746
Dell Equipment Finance Trust 2016-1 B†	2.03%	7/22/2021	100	99,750
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	44	43,901
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	81	80,746
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	61	60,878
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	100	99,835
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%	8/15/2019	15	15,006
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%	1/15/2020	50	49,986
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.409%#	10/29/2026	250	251,195
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	2.493%#	3/15/2027	100	100,194
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	3.693%#	3/15/2027	100	100,211
MMAF Equipment Finance LLC 2016-AA A2†	1.39%	12/17/2018	86	86,424
Nissan Master Owner Trust Receivables 2016-A A2	1.54%	6/15/2021	35	34,752
Oaktree EIF I Ltd. 2015-A1 A†	2.644%#	10/18/2027	250	253,391
OneMain Financial Issuance Trust 2015-1A A†	3.19%	3/18/2026	100	101,183
OneMain Financial Issuance Trust 2015-2A A†	2.57%	7/18/2025	107	107,350
OZLM VIII Ltd. 2014-8A A1A†	2.463%#	10/17/2026	250	250,500
SLM Private Education Loan Trust 2013-B A1†	1.562%#	7/15/2022	12	12,317
Taco Bell Funding LLC 2016-1A A2I†	3.832%	5/25/2046	25	25,237
Tryon Park CLO Ltd. 2013-1A A1†	2.143%#	7/15/2025	250	250,292
Wells Fargo Dealer Floorplan Master Note Trust 2012-2 A	1.728%#	4/22/2019	216	216,074
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.358%#	7/20/2019	15	15,024
Total				3,844,786
Total Asset-Backed Securities (cost $9,258,791)				9,268,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments			Shares (000)		Fair Value
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A (cost $728)			—	(a)	$587

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.12%

Oil 0.00%

Chesapeake Energy Corp.	2.50%	5/15/2037	$1		995

Real Estate Investment Trusts 0.08%

VEREIT, Inc.	3.00%	8/1/2018	41		41,077

Retail 0.04%

RH†	Zero Coupon	6/15/2019	22		19,855
Total Convertible Bonds (cost $60,975)					61,927

CORPORATE BONDS 44.58%

Aerospace/Defense 0.12%

Harris Corp.	1.999%	4/27/2018	60		60,094

Air Transportation 0.01%

Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	10/11/2021	3		3,392

Auto Parts: Original Equipment 0.60%

International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	40		39,900
MPG Holdco I, Inc.	7.375%	10/15/2022	25		27,187
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200		208,500
Titan International, Inc.	6.875%	10/1/2020	25		25,938
Total					301,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 2.24%

Ford Motor Credit Co. LLC	6.625%	8/15/2017	$350	$356,415
Ford Motor Credit Co. LLC	8.125%	1/15/2020	100	114,993
General Motors Co.	3.50%	10/2/2018	43	43,960
General Motors Financial Co., Inc.	2.40%	5/9/2019	126	126,335
General Motors Financial Co., Inc.	3.10%	1/15/2019	80	81,326
General Motors Financial Co., Inc.	3.20%	7/13/2020	85	86,529
General Motors Financial Co., Inc.	3.25%	5/15/2018	5	5,070
Hyundai Capital America†	2.00%	3/19/2018	75	75,085
Hyundai Capital America†	2.00%	7/1/2019	5	4,957
Hyundai Capital America†	2.40%	10/30/2018	17	17,060
Navistar International Corp.	8.25%	11/1/2021	17	17,085
Volkswagen International Finance NV (Netherlands)†(b)	1.60%	11/20/2017	200	199,848
Total				1,128,663

Banks: Regional 7.07%

Associated Banc-Corp.	2.75%	11/15/2019	29	29,307
Banco de Credito del Peru (Panama)†(b)	2.25%	10/25/2019	200	198,750
Bank of America Corp.	2.151%	11/9/2020	20	19,837
Bank of America Corp.	5.49%	3/15/2019	300	317,806
Bank of America Corp.	5.625%	7/1/2020	43	47,195
Bank of America Corp.	5.65%	5/1/2018	50	52,034
Bank of America Corp.	6.875%	4/25/2018	83	87,358
Bank of America Corp.	6.875%	11/15/2018	14	15,081
Bank of America Corp.	7.625%	6/1/2019	165	184,033
Citigroup, Inc.	1.80%	2/5/2018	20	20,014
Citigroup, Inc.	2.05%	12/7/2018	13	13,029
Citigroup, Inc.	2.45%	1/10/2020	61	61,300
Citigroup, Inc.	2.90%	12/8/2021	70	70,342
Citigroup, Inc.	8.50%	5/22/2019	45	50,910
Commonwealth Bank of Australia (Australia)†(b)	1.375%	9/6/2018	47	46,781
Credit Suisse AG	1.70%	4/27/2018	250	249,709
European Investment Bank (Luxembourg)(b)	1.00%	3/15/2018	157	156,682
European Investment Bank (Luxembourg)(b)	1.25%	5/15/2018	66	65,990
Goldman Sachs Group, Inc. (The)	2.142%#	4/26/2022	64	64,567
Goldman Sachs Group, Inc. (The)	2.30%	12/13/2019	65	65,081
Goldman Sachs Group, Inc. (The)	2.60%	12/27/2020	59	59,048
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	28	30,743
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	19	20,612
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	8	8,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	$19	$21,047
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	10	10,420
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	55	60,387
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018	300	314,251
Huntington Bancshares, Inc.	7.00%	12/15/2020	13	14,903
JPMorgan Chase & Co.	2.295%	8/15/2021	21	20,795
Macquarie Bank Ltd. (Australia)†(b)	1.60%	10/27/2017	50	50,005
Macquarie Bank Ltd. (Australia)†(b)	1.662%#	10/27/2017	150	150,458
Morgan Stanley	1.842%#	2/14/2020	56	56,137
Morgan Stanley	2.21%#	1/20/2022	59	59,611
Morgan Stanley	2.80%	6/16/2020	11	11,142
Morgan Stanley	7.30%	5/13/2019	100	110,596
National City Corp.	6.875%	5/15/2019	47	51,645
Popular, Inc.	7.00%	7/1/2019	57	59,779
Royal Bank of Scotland NV (The) (Netherlands)(b)	4.65%	6/4/2018	44	45,045
Santander UK Group Holdings plc (United Kingdom)(b)	2.875%	10/16/2020	41	41,125
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%	1/8/2021	7	7,043
Santander UK plc (United Kingdom)(b)	1.65%	9/29/2017	3	3,005
Santander UK plc (United Kingdom)(b)	2.00%	8/24/2018	10	10,023
Santander UK plc (United Kingdom)(b)	2.50%	3/14/2019	38	38,322
Santander UK plc (United Kingdom)(b)	3.05%	8/23/2018	15	15,243
SVB Financial Group	5.375%	9/15/2020	5	5,416
Synovus Financial Corp.	7.875%	2/15/2019	83	90,632
UBS Group Funding Jersey Ltd. (Jersey)†(b)	2.95%	9/24/2020	200	201,498
Wachovia Corp.	5.75%	2/1/2018	22	22,694
Wells Fargo & Co.	1.964%#	2/11/2022	39	39,247
Wells Fargo & Co.	2.55%	12/7/2020	6	6,034
Wells Fargo & Co.	2.60%	7/22/2020	16	16,166
Wells Fargo & Co.	3.069%	1/24/2023	87	87,587
Total				3,554,728

Beverages 0.00%

Beam Suntory, Inc.	1.75%	6/15/2018	2	1,996

Building Materials 0.33%

Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	5	5,064
Martin Marietta Materials, Inc.	2.252%#	6/30/2017	108	108,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Martin Marietta Materials, Inc.	6.60%	4/15/2018	$14	$14,641
Owens Corning	9.00%	6/15/2019	8	9,045
Ply Gem Industries, Inc.	6.50%	2/1/2022	12	12,607
Standard Industries, Inc.†	5.125%	2/15/2021	5	5,213
Vulcan Materials Co.	7.50%	6/15/2021	10	11,717
Total				166,468

Business Services 0.50%

APX Group, Inc.	6.375%	12/1/2019	13	13,439
APX Group, Inc.	8.75%	12/1/2020	5	5,200
Black Knight InfoServ LLC/Black Knight Lending Solutions, Inc.	5.75%	4/15/2023	9	9,428
Chicago Parking Meters LLC†	5.489%	12/30/2020	30	31,314
ERAC USA Finance LLC†	5.25%	10/1/2020	25	27,113
ERAC USA Finance LLC†	6.375%	10/15/2017	7	7,167
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	21	21,185
United Rentals North America, Inc.	7.625%	4/15/2022	12	12,517
Verisk Analytics, Inc.	4.875%	1/15/2019	17	17,767
Western Union Co. (The)	3.35%	5/22/2019	75	76,656
Western Union Co. (The)	3.65%	8/22/2018	27	27,644
Total				249,430

Chemicals 0.77%

Blue Cube Spinco, Inc.	9.75%	10/15/2023	62	74,555
Celanese US Holdings LLC	5.875%	6/15/2021	55	60,742
Cytec Industries, Inc.	8.95%	7/1/2017	50	50,674
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	9	10,237
RPM International, Inc.	6.50%	2/15/2018	25	26,021
Westlake Chemical Corp.†	4.625%	2/15/2021	46	47,781
Westlake Chemical Corp.†	4.875%	5/15/2023	68	70,807
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	40	44,542
Total				385,359

Coal 0.02%

Peabody Securities Finance Corp.†	6.00%	3/31/2022	8	7,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.75%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%	6/1/2019	$127	$130,206
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	123	128,747
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	30	31,549
Hewlett Packard Enterprise Co.	2.45%	10/5/2017	19	19,058
Hewlett Packard Enterprise Co.	2.85%	10/5/2018	27	27,335
Hewlett Packard Enterprise Co.	2.89%#	10/5/2017	25	25,161
Leidos Holdings, Inc.	4.45%	12/1/2020	11	11,495
NetApp, Inc.	2.00%	12/15/2017	2	2,005
Total				375,556

Computer Software 0.40%

Activision Blizzard, Inc.†	6.125%	9/15/2023	129	139,691
Dun & Bradstreet Corp. (The)	3.50%	12/1/2017	63	63,460
Total				203,151

Construction/Homebuilding 0.31%

Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	57	59,209
D.R. Horton, Inc.	3.75%	3/1/2019	60	61,514
William Lyon Homes, Inc.	7.00%	8/15/2022	33	34,650
Total				155,373

Containers 0.39%

BWAY Holding Co.†	9.125%	8/15/2021	42	45,988
Packaging Corp. of America	6.50%	3/15/2018	15	15,632
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	133	136,991
Total				198,611

Drugs 1.60%

Actavis Funding SCS (Luxembourg)(b)	2.35%	3/12/2018	10	10,046
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	61	60,863
Forest Laboratories LLC†	4.375%	2/1/2019	186	192,652
Forest Laboratories LLC†	5.00%	12/15/2021	20	21,694
Mylan NV	3.00%	12/15/2018	41	41,493
Mylan NV	3.15%	6/15/2021	16	16,074
Mylan NV	3.75%	12/15/2020	25	25,666
Mylan, Inc.	2.55%	3/28/2019	122	122,526
Mylan, Inc.	2.60%	6/24/2018	88	88,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Nature’s Bounty Co. (The)†	7.625%	5/15/2021	$29	$30,595
Shire Acquisitions Investments Ireland DAC (Ireland)(b)	1.90%	9/23/2019	53	52,650
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.40%	7/20/2018	25	24,861
Zoetis, Inc.	1.875%	2/1/2018	117	117,090
Total				804,905

Electric: Power 2.08%

American Electric Power Co., Inc.	1.65%	12/15/2017	10	9,999
Calpine Corp.†	6.00%	1/15/2022	8	8,370
Dominion Resources, Inc.	2.962%	7/1/2019	37	37,546
Dominion Resources, Inc.	4.104%	4/1/2021	77	80,386
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15	16,778
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	22	24,583
Emera US Finance LP	2.70%	6/15/2021	10	9,953
Exelon Generation Co. LLC	2.95%	1/15/2020	53	53,763
Exelon Generation Co. LLC	3.40%	3/15/2022	41	41,380
Exelon Generation Co. LLC	5.20%	10/1/2019	1	1,070
Exelon Generation Co. LLC	6.20%	10/1/2017	5	5,110
Great Plains Energy, Inc.	2.50%	3/9/2020	12	12,059
Great Plains Energy, Inc.	3.15%	4/1/2022	12	12,130
ITC Holdings Corp.†	6.05%	1/31/2018	75	77,670
Jersey Central Power & Light Co.	7.35%	2/1/2019	45	49,019
Metropolitan Edison Co.	7.70%	1/15/2019	11	12,003
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	100	110,534
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	200	202,763
Pennsylvania Electric Co.	5.20%	4/1/2020	11	11,703
Pennsylvania Electric Co.	6.05%	9/1/2017	4	4,066
PPL Capital Funding, Inc.	1.90%	6/1/2018	76	75,965
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	5	5,409
Progress Energy, Inc.	7.05%	3/15/2019	4	4,372
PSEG Power LLC	5.125%	4/15/2020	3	3,232
Public Service Co. of New Mexico	7.95%	5/15/2018	19	20,250
Puget Energy, Inc.	6.00%	9/1/2021	35	39,033
TECO Finance, Inc.	5.15%	3/15/2020	7	7,478
TECO Finance, Inc.	6.572%	11/1/2017	7	7,190
West Penn Power Co.†	5.95%	12/15/2017	100	102,851
Total				1,046,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.75%

Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	$43	$43,023
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	43	42,993
KLA-Tencor Corp.	2.375%	11/1/2017	20	20,049
KLA-Tencor Corp.	3.375%	11/1/2019	13	13,356
Micron Technology, Inc.†	7.50%	9/15/2023	40	44,750
NXP BV/NXP Funding LLC (Netherlands)†(b)	5.75%	3/15/2023	200	211,500
Total				375,671

Electronics 0.25%

Ingram Micro, Inc.	5.25%	9/1/2017	89	90,032
Jabil Circuit, Inc.	8.25%	3/15/2018	22	23,334
PerkinElmer, Inc.	5.00%	11/15/2021	10	10,850
Total				124,216

Entertainment 0.42%

AMC Entertainment Holdings, Inc.	5.875%	2/15/2022	14	14,647
Churchill Downs, Inc.	5.375%	12/15/2021	64	66,880
Eldorado Resorts, Inc.	7.00%	8/1/2023	11	11,839
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	47	49,373
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	20	20,675
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	5	5,100
Scientific Games International, Inc.	10.00%	12/1/2022	31	33,170
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	11	11,853
Total				213,537

Environmental Services 0.10%

Covanta Holding Corp.	6.375%	10/1/2022	47	48,645

Financial Services 3.44%

Air Lease Corp.	5.625%	4/1/2017	322	322,000
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	165	172,466
CIT Group, Inc.	4.25%	8/15/2017	28	28,280
CIT Group, Inc.†	5.50%	2/15/2019	96	101,160
Discover Financial Services	6.45%	6/12/2017	68	68,581
E*TRADE Financial Corp.	4.625%	9/15/2023	31	31,788
E*TRADE Financial Corp.	5.375%	11/15/2022	59	61,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

International Lease Finance Corp.	5.875%	4/1/2019	$40	$42,651
International Lease Finance Corp.	6.25%	5/15/2019	98	105,647
International Lease Finance Corp.†	7.125%	9/1/2018	61	65,216
International Lease Finance Corp.	8.25%	12/15/2020	48	56,770
Jefferies Group LLC	5.125%	4/13/2018	22	22,695
Jefferies Group LLC	8.50%	7/15/2019	146	165,479
Lazard Group LLC	4.25%	11/14/2020	75	78,948
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020	25	27,217
Macquarie Group Ltd. (Australia)†(b)	7.625%	8/13/2019	9	10,033
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	58	60,175
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	27	27,759
Navient Corp.	4.875%	6/17/2019	69	70,811
Navient Corp.	5.50%	1/15/2019	42	43,617
Navient Corp.	8.00%	3/25/2020	12	13,065
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	7	7,214
NFP Corp.†	9.00%	7/15/2021	70	74,242
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	66	66,492
Synchrony Financial	2.438%#	11/9/2017	6	6,034
Total				1,730,168

Food 0.62%

Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	20	19,475
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	25	24,438
Dole Food Co., Inc.†	7.25%	5/1/2019	47	47,999
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	138	142,485
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	40	41,200
Kraft Heinz Foods Co.	5.375%	2/10/2020	10	10,872
Smithfield Foods, Inc.†	2.70%	1/31/2020	17	17,009
Smithfield Foods, Inc.†	3.35%	2/1/2022	10	9,998
Total				313,476

Government 0.01%

Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	3	3,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.30%

Life Technologies Corp.	5.00%	1/15/2021	$6	$6,423
Life Technologies Corp.	6.00%	3/1/2020	50	54,815
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	16	16,030
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	75	75,583
Total				152,851

Health Care Services 0.07%

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	18	18,495
Anthem, Inc.	2.25%	8/15/2019	5	5,021
Universal Health Services, Inc.†	3.75%	8/1/2019	11	11,179
Total				34,695

Insurance 0.23%

CNA Financial Corp.	5.875%	8/15/2020	11	12,212
HUB International Ltd.†	9.25%	2/15/2021	45	46,435
Kemper Corp.	6.00%	5/15/2017	25	25,086
Lincoln National Corp.	7.00%	3/15/2018	5	5,226
Lincoln National Corp.	8.75%	7/1/2019	10	11,421
Protective Life Corp.	7.375%	10/15/2019	15	16,866
Total				117,246

Leasing 0.40%

Aviation Capital Group Corp.†	2.875%	9/17/2018	20	20,207
Aviation Capital Group Corp.†	4.625%	1/31/2018	7	7,153
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	7	7,043
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	17	17,222
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	38	38,701
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	8	8,126
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	100	100,230
Total				198,682

Lodging 0.39%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	65	71,013
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	12	12,930
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	55,152
Marriott International, Inc.	6.75%	5/15/2018	5	5,268
Station Casinos LLC	7.50%	3/1/2021	48	50,040
Total				194,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.20%

Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020		$94	$102,632

Machinery: Industrial/Specialty 0.12%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019		27	27,844
Gardner Denver, Inc.†	6.875%	8/15/2021		29	30,087
Total					57,931

Manufacturing 0.25%

American Outdoor Brands Corp.†	5.00%	7/15/2018		5	4,975
Crane Co.	2.75%	12/15/2018		10	10,164
Pentair Finance SA (Luxembourg)(b)	1.875%	9/15/2017		52	52,031
Pentair Finance SA (Luxembourg)(b)	2.90%	9/15/2018		34	34,356
Pentair Finance SA (Luxembourg)(b)	5.00%	5/15/2021		14	14,987
Textron, Inc.	5.60%	12/1/2017		7	7,177
Total					123,690

Media 1.49%

Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		92	93,035
Cox Communications, Inc.†	6.25%	6/1/2018		60	62,814
Cox Communications, Inc.†	9.375%	1/15/2019		70	78,338
DISH DBS Corp.	5.875%	7/15/2022		55	57,922
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)	100	105,250
Sirius XM Radio, Inc.†	5.25%	8/15/2022		100	103,750
Sky plc (United Kingdom)†(b)	9.50%	11/15/2018		50	55,786
Thomson Reuters Corp.	1.65%	9/29/2017		5	5,002
Time Warner Cable LLC	8.25%	4/1/2019		58	64,692
Time Warner Cable LLC	8.75%	2/14/2019		6	6,710
Time Warner, Inc.	4.875%	3/15/2020		10	10,735
Viacom, Inc.	2.75%	12/15/2019		55	55,437
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		50	51,563
Total					751,034

Metals & Minerals: Miscellaneous 1.22%

Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019		2	2,195
Barrick North America Finance LLC	4.40%	5/30/2021		8	8,584
Barrick PD Australia Finance Pty Ltd. (Australia)(b)	4.95%	1/15/2020		2	2,144
Century Aluminum Co.†	7.50%	6/1/2021		6	6,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Coeur Mining, Inc.	7.875%	2/1/2021	$5	$5,212
Eldorado Gold Corp. (Canada)†(b)	6.125%	12/15/2020	31	31,930
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022	197	226,796
Glencore Finance Canada Ltd. (Canada)†(b)	2.70%	10/25/2017	174	174,722
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021	15	16,124
Goldcorp, Inc. (Canada)(b)	2.125%	3/15/2018	18	18,048
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	40	41,184
Hecla Mining Co.	6.875%	5/1/2021	23	23,575
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	59	59,111
Total				615,640

Natural Gas 0.35%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	10	10,533
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	5	5,201
CenterPoint Energy Resources Corp.	6.125%	11/1/2017	105	107,508
Sempra Energy	6.15%	6/15/2018	30	31,599
Sempra Energy	9.80%	2/15/2019	18	20,539
Total				175,380

Oil 5.29%

Anadarko Holding Co.	7.05%	5/15/2018	4	4,212
Bill Barrett Corp.	7.00%	10/15/2022	12	11,400
Canadian Natural Resources Ltd. (Canada)(b)	1.75%	1/15/2018	50	49,999
Canadian Natural Resources Ltd. (Canada)(b)	5.70%	5/15/2017	158	158,733
Canadian Natural Resources Ltd. (Canada)(b)	5.90%	2/1/2018	2	2,066
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	13	14,289
Canadian Oil Sands Ltd. (Canada)†(b)	9.40%	9/1/2021	5	6,086
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	93	96,720
Cenovus Energy, Inc. (Canada)(b)	5.70%	10/15/2019	35	37,822
Cimarex Energy Co.	5.875%	5/1/2022	49	50,509
Clayton Williams Energy, Inc.	7.75%	4/1/2019	10	10,048
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%	5/9/2018	400	398,820
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(b)	2.625%	5/5/2020	200	199,486
Concho Resources, Inc.	5.50%	10/1/2022	107	111,146
Concho Resources, Inc.	5.50%	4/1/2023	66	68,640
Contura Energy, Inc.†	10.00%	8/1/2021	25	26,955
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	23	23,834
Denbury Resources, Inc.	5.50%	5/1/2022	29	22,765
Devon Energy Corp.	2.25%	12/15/2018	15	14,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Devon Energy Corp.	4.00%	7/15/2021	$11	$11,362
Devon Energy Corp.	6.30%	1/15/2019	6	6,362
Eclipse Resources Corp.	8.875%	7/15/2023	35	35,875
Encana Corp. (Canada)(b)	3.90%	11/15/2021	27	27,611
Encana Corp. (Canada)(b)	6.50%	5/15/2019	112	121,032
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	60	63,000
Eni SpA (Italy)†(b)	4.15%	10/1/2020	100	104,814
Laredo Petroleum, Inc.	7.375%	5/1/2022	33	34,403
Marathon Oil Corp.	5.90%	3/15/2018	50	51,771
Newfield Exploration Co.	5.75%	1/30/2022	51	54,379
Noble Energy, Inc.	5.625%	5/1/2021	46	47,435
Noble Energy, Inc.	8.25%	3/1/2019	70	77,902
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	3	3,135
PDC Energy, Inc.	7.75%	10/15/2022	10	10,575
Permian Resources LLC†	13.00%	11/30/2020	15	17,663
Petrobras Global Finance BV (Netherlands)(b)	6.125%	1/17/2022	25	26,300
Petroleos Mexicanos (Mexico)(b)	3.125%	1/23/2019	20	20,130
Petroleos Mexicanos (Mexico)(b)	3.50%	7/18/2018	12	12,211
Petroleos Mexicanos (Mexico)(b)	5.50%	2/4/2019	105	110,512
Petroleos Mexicanos (Mexico)(b)	5.75%	3/1/2018	110	113,630
Petroleos Mexicanos (Mexico)(b)	8.00%	5/3/2019	30	33,171
Pioneer Natural Resources Co.	6.875%	5/1/2018	21	22,080
Pioneer Natural Resources Co.	7.50%	1/15/2020	4	4,530
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	33	33,214
Range Resources Corp.†	5.75%	6/1/2021	29	29,870
Range Resources Corp.†	5.875%	7/1/2022	54	55,890
RSP Permian, Inc.	6.625%	10/1/2022	9	9,518
Sanchez Energy Corp.	6.125%	1/15/2023	23	21,448
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	26	27,300
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	25	26,250
SM Energy Co.	6.50%	11/15/2021	68	70,040
SM Energy Co.	6.50%	1/1/2023	8	8,160
Suncor Energy, Inc. (Canada)(b)	6.10%	6/1/2018	15	15,793
Western Refining, Inc.	6.25%	4/1/2021	42	43,444
Total				2,659,302

Oil: Crude Producers 5.32%

Boardwalk Pipelines LP	5.20%	6/1/2018	55	56,836
Buckeye Partners LP	2.65%	11/15/2018	102	102,527
Buckeye Partners LP	5.50%	8/15/2019	50	53,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Buckeye Partners LP	6.05%	1/15/2018	$41	$42,268
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	115	115,581
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	46	46,911
DCP Midstream Operating LP†	9.75%	3/15/2019	71	80,053
Enbridge Energy Partners LP	6.50%	4/15/2018	70	73,181
Enbridge Energy Partners LP	9.875%	3/1/2019	45	51,208
Energy Transfer Partners LP	4.65%	6/1/2021	40	42,125
Energy Transfer Partners LP	9.00%	4/15/2019	59	66,598
Energy Transfer Partners LP	9.70%	3/15/2019	42	47,781
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	13	13,536
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	58	62,449
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	44	48,837
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	132	134,097
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	5.50%	5/15/2022	33	34,429
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	66	68,266
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	75	83,060
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	30	33,408
Kinder Morgan, Inc.†	5.00%	2/15/2021	16	17,102
Kinder Morgan, Inc.	7.25%	6/1/2018	79	83,605
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	35,228
MPLX LP	5.50%	2/15/2023	229	236,671
ONEOK Partners LP	2.00%	10/1/2017	31	31,039
ONEOK Partners LP	3.20%	9/15/2018	22	22,314
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	6	6,142
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	65	68,280
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	94	98,112
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	129	133,279
Rockies Express Pipeline LLC†	6.00%	1/15/2019	37	38,758
Rockies Express Pipeline LLC†	6.85%	7/15/2018	7	7,350
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	240	258,800
Spectra Energy Capital LLC	6.20%	4/15/2018	2	2,087
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	5	5,163
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	157	164,654
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,245
Texas Eastern Transmission LP†	6.00%	9/15/2017	14	14,257
TransCanada PipeLines Ltd. (Canada)(b)	6.50%	8/15/2018	1	1,062
TransCanada PipeLines Ltd. (Canada)(b)	7.125%	1/15/2019	25	27,203
Western Gas Partners LP	2.60%	8/15/2018	2	2,012
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	154	159,032
Total				2,673,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.46%

Cameron International Corp.	1.40%	6/15/2017	$4	$4,002
National Oilwell Varco, Inc.	1.35%	12/1/2017	50	49,869
National Oilwell Varco, Inc.	2.60%	12/1/2022	38	36,416
SESI LLC	6.375%	5/1/2019	56	56,140
Weatherford International Ltd.	9.625%	3/1/2019	75	83,063
Total				229,490

Paper & Forest Products 0.00%

International Paper Co.	9.375%	5/15/2019	2	2,299

Real Estate Investment Trusts 2.78%

Brandywine Operating Partnership LP	4.95%	4/15/2018	6	6,165
Brandywine Operating Partnership LP	5.70%	5/1/2017	55	55,166
CBRE Services, Inc.	5.00%	3/15/2023	55	57,221
DDR Corp.	3.50%	1/15/2021	6	6,072
DDR Corp.	4.75%	4/15/2018	28	28,641
DDR Corp.	7.50%	4/1/2017	31	31,000
DDR Corp.	7.50%	7/15/2018	5	5,321
DDR Corp.	7.875%	9/1/2020	26	30,096
Digital Realty Trust LP	3.40%	10/1/2020	20	20,529
Digital Realty Trust LP	5.875%	2/1/2020	47	51,092
DuPont Fabros Technology LP	5.875%	9/15/2021	25	26,016
EPR Properties	7.75%	7/15/2020	91	103,553
First Industrial LP	7.50%	12/1/2017	50	51,879
HCP, Inc.	2.625%	2/1/2020	12	12,080
HCP, Inc.	3.75%	2/1/2019	50	51,280
HCP, Inc.	5.375%	2/1/2021	6	6,541
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	2	2,194
Hospitality Properties Trust	6.70%	1/15/2018	5	5,067
Kilroy Realty LP	4.80%	7/15/2018	25	25,740
Kilroy Realty LP	6.625%	6/1/2020	84	93,838
Mack-Cali Realty LP	2.50%	12/15/2017	219	219,565
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	8	8,280
National Retail Properties, Inc.	6.875%	10/15/2017	10	10,273
Select Income REIT	2.85%	2/1/2018	39	39,256
SL Green Realty Corp.	5.00%	8/15/2018	8	8,273
SL Green Realty Corp.	7.75%	3/15/2020	75	84,279
Starwood Property Trust, Inc.†	5.00%	12/15/2021	9	9,360
VEREIT Operating Partnership LP	3.00%	2/6/2019	118	118,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

VEREIT Operating Partnership LP	4.125%	6/1/2021	$41	$42,171
Vornado Realty LP	2.50%	6/30/2019	35	35,216
Welltower, Inc.	2.25%	3/15/2018	75	75,345
Welltower, Inc.	4.125%	4/1/2019	7	7,235
Weyerhaeuser Co.	4.70%	3/15/2021	25	26,576
Weyerhaeuser Co.	6.95%	8/1/2017	41	41,626
Weyerhaeuser Co.	7.375%	10/1/2019	2	2,243
Total				1,397,714

Retail 0.23%

Best Buy Co., Inc.	5.00%	8/1/2018	5	5,197
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	5	5,088
Rite Aid Corp.	6.75%	6/15/2021	88	88,831
Rite Aid Corp.	9.25%	3/15/2020	15	15,440
Total				114,556

Steel 0.21%

BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(b)	6.50%	5/15/2021	45	47,363
Cliffs Natural Resources, Inc.†	8.25%	3/31/2020	4	4,335
Nucor Corp.	5.75%	12/1/2017	5	5,131
U.S. Steel Corp.†	8.375%	7/1/2021	45	50,062
Total				106,891

Technology 0.68%

Baidu, Inc. (China)(b)	3.25%	8/6/2018	200	203,085
eBay, Inc.	1.514%#	8/1/2019	75	75,077
Expedia, Inc.	7.456%	8/15/2018	58	62,129
Symantec Corp.	2.75%	6/15/2017	2	2,002
Total				342,293

Telecommunications 1.58%

AT&T, Inc.	5.50%	2/1/2018	200	206,256
AT&T, Inc.	5.80%	2/15/2019	60	64,099
FairPoint Communications, Inc.†	8.75%	8/15/2019	32	33,013
Nortel Networks Ltd. (Canada)(b)(d)	10.75%	7/15/2016	62	63,395
T-Mobile USA, Inc.	6.464%	4/28/2019	131	131,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

T-Mobile USA, Inc.	6.542%	4/28/2020	$81	$82,721
T-Mobile USA, Inc.	6.633%	4/28/2021	20	20,720
T-Mobile USA, Inc.	6.731%	4/28/2022	57	59,115
Telefonica Emisiones SAU (Spain)(b)	6.221%	7/3/2017	87	87,963
Windstream Services LLC	7.75%	10/1/2021	48	47,520
Total				796,293

Textiles Products 0.05%

Springs Industries, Inc.	6.25%	6/1/2021	22	22,715

Toys 0.00%

Mattel, Inc.	1.70%	3/15/2018	2	1,997

Transportation: Miscellaneous 0.16%

Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	25	25,602
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	49	50,593
XPO Logistics, Inc.†	6.50%	6/15/2022	3	3,161
Total				79,356

Utilities 0.02%

United Utilities plc (United Kingdom)(b)	5.375%	2/1/2019	10	10,477
Total Corporate Bonds (cost $22,297,831)				22,414,011

FLOATING RATE LOANS(e) 4.52%

Auto Parts: Original Equipment 0.04%

MPG Holdco I, Inc. 2015 Tranche B1 Term Loan	3.75%	10/20/2021	19	18,822

Business Services 0.02%

Neff Rental LLC 2nd Lien Closing Date Term Loan	7.543%	6/9/2021	13	12,947

Chemicals 0.18%

Celanese U.S. Holdings LLC Term Loan A	2.476%	7/15/2021	54	54,090
Mosaic Company (The) Term Loan	2.226%	11/18/2021	38	38,000
Total				92,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Consumer Products 0.02%

Textron, Inc. Term Loan A	2.178%	3/14/2019		$12	$12,060

Containers 0.43%

Ball Corp. USD Term Loan A	2.732%	3/18/2021		73	73,080
Ball UK Aquisition Ltd. EUR Term Loan A(f)	1.75%	3/18/2021	EUR	21	22,195
WestRock Co. Closing Date Term Loan	2.115%	7/1/2020		$122	121,614
Total					216,889

Electric: Power 0.29%

FirstEnergy Corp. Term Loan	2.631%	12/6/2021		150	148,781

Electronics 0.15%

Thermo Fisher Scientific Inc. Term Loan A	2.198%	7/1/2019		74	73,564

Entertainment 0.04%

Kasima LLC Term Loan	3.482% - 3.65%	5/17/2021		18	18,547

Food 0.13%

Amplify Snack Brands, Inc. Term Loan	6.50%	8/24/2023		26	25,183
Dole Food Co., Inc. Tranche B Term Loan	4.50% - 6.50%	11/1/2018		35	34,800
Supervalu, Inc. Term Loan	5.50%	3/21/2019		5	5,458
Total					65,441

Gaming 0.34%

Seminole Tribe of Florida Initial Term Loan	3.397%	4/29/2020		170	170,491

Health Care Products 0.36%

Medtronic, Inc. Term Loan	1.858%	1/26/2018		75	74,719
Zimmer biomet Holdings, Inc. Term Loan A	2.232%	9/30/2019		71	69,580
Zimmer Holdings, Inc. Term Loan	2.357%	5/29/2019		35	35,106
Total					179,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.11%

Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.289%	10/30/2019	$41	$40,811
Laboratory Corp. of America Holdings Term Loan	2.232%	12/19/2019	15	15,033
Total				55,844

Household Equipment/Products 0.29%

Dell International LLC Term Loan A1	2.99%	12/31/2018	19	18,755
Dell International LLC Term Loan A2	3.24%	9/7/2021	125	125,601
Total				144,356

Leasing 0.11%

Avolon TLB Borrower 1 S.a.r.l. Term Loan B2 (Luxembourg)(b)	3.728%	3/21/2022	53	53,773

Lodging 0.39%

Las Vegas Sands LLC 2017 Refinancing Term Loan	2.98%	12/19/2020	198	198,765

Machinery: Industrial/Specialty 0.09%

Flowserve Corp. 2012 Term Loan	2.397%	10/14/2020	44	43,641

Manufacturing 0.23%

Tyco International Holding sarl Term Loan (Luxembourg)(b)	2.814%	3/2/2020	115	114,892

Media 0.21%

AMC Networks, Inc. Term Loan A	2.347%	12/16/2019	60	60,138
Charter Communications Operating, LLC Term Loan E1	2.99%	7/1/2020	45	45,338
Total				105,476

Metals & Mining: Miscellaneous 0.08%

Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.647%	9/5/2019	39	38,186

Miscellaneous 0.05%

Harris Corp. 3 Year Tranche Term Loan	2.49%	3/16/2018	7	7,486
Harris Corp. 5 Year Tranche Term Loan	2.49%	3/16/2020	18	17,745
Total				25,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.09%

Noble Energy, Inc. Initial Term Loan	2.194%	1/6/2019	$24	$23,616
Petroleos Mexicanos (Mexico) Term Loan(b)	— (g)	2/14/2020	20	19,787
Total				43,403

Oil: Crude Producers 0.03%

Buckeye Partners LP Delayed Draw Term Loan	2.34%	9/30/2019	17	16,936

Real Estate 0.31%

American Tower Corporation Term Loan	2.24%	1/31/2022	157	155,522

Retail 0.33%

Belk, Inc. 1st Lien Closing Date Term Loan	5.76%	12/12/2022	16	13,549
Burlington Coat Factory Warehouse Corp. Term Loan B4	3.70%	8/13/2021	50	50,281
PVH Corp. Tranche A Term Loan	2.443%	2/13/2019	86	85,602
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	18	18,075
Total				167,507

Technology 0.02%

Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	2.976%	1/19/2021	9	9,061

Telecommunications 0.18%
AT&T, Inc. Tranche A Advance Term Loan	2.064%	3/2/2018	16	15,632
Verizon Communications Inc. 5 year Loan Retired	2.234%	7/31/2019	74	73,561
Total				89,193
Total Floating Rate Loans (cost $2,264,520)				2,270,823

Foreign Government Obligations(b) 0.27%

Argentina 0.05%

Republic of Argentina†	5.625%	1/26/2022	25	25,631

Dominican Republic 0.01%

Dominican Republic†	9.04%	1/23/2018	2	2,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.21%

State of Qatar†	5.25%		1/20/2020	$100	$107,783
Total Foreign Government Obligations (cost $135,191)					135,680

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.18%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536	%#	10/25/2030	20	20,578
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.884	%#	1/25/2047	143	146,225
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.742	%#	4/25/2045	75	76,879
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.822	%#	6/25/2047	104	106,600
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.563	%#	8/25/2045	30	30,633
Federal Home Loan Mortgage Corp. 2013-K502 C†	2.902	%#	3/25/2045	11	10,998
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.166	%#	4/25/2046	30	30,460
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.003	%#	10/25/2047	39	38,900
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	15	14,976
Government National Mortgage Assoc. 2014-112 A	3.00	%#	1/16/2048	8	8,106
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	18	18,290
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	32	32,235
Government National Mortgage Assoc. 2014-64 IO	1.227	%#	12/16/2054	353	26,585
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	1	732
Government National Mortgage Assoc. 2014-78 IO	0.636	%#	3/16/2056	58	2,995
Government National Mortgage Assoc. 2015-47 AE	2.90	%#	11/16/2055	11	11,123
Government National Mortgage Assoc. 2015-48 AS	2.90	%#	2/16/2049	29	28,931
Government National Mortgage Assoc. 2015-73 AC	2.90	%#	2/16/2053	44	44,245
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	57	56,241
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	40	39,639
Government National Mortgage Assoc. 2017-22 GA	2.60	%#	8/16/2051	29	28,742
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/15/2051	68	67,123
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	196	194,590
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	59	58,689
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,107,321)					1,094,515

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.17%

Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	103	102,777
Federal Home Loan Mortgage Corp.	3.071	%#	10/1/2043	16	16,389
Federal Home Loan Mortgage Corp.	3.132	%#	6/1/2041	16	16,868
Federal Home Loan Mortgage Corp.	3.167	%#	12/1/2040	33	34,598
Federal Home Loan Mortgage Corp.	3.384	%#	6/1/2042	13	13,209
Federal National Mortgage Assoc.	2.702	%#	12/1/2045	10	10,102
Federal National Mortgage Assoc.	2.734	%#	12/1/2045	46	46,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.844	%#	10/1/2045		$11		$11,046
Federal National Mortgage Assoc.	2.91	%#	6/1/2042		26		26,346
Federal National Mortgage Assoc.	3.00%		TBA	(h)	120		123,049
Federal National Mortgage Assoc.	3.148	%#	3/1/2042		24		25,024
Federal National Mortgage Assoc.	3.204	%#	10/1/2036		54		57,543
Federal National Mortgage Assoc.	3.381	%#	12/1/2040		3		2,660
Federal National Mortgage Assoc.	3.391	%#	12/1/2040		5		5,050
Federal National Mortgage Assoc.	3.461	%#	4/1/2040		44		46,708
Federal National Mortgage Assoc.	3.477	%#	10/1/2040		2		1,835
Federal National Mortgage Assoc.	3.672	%#	1/1/2042		47		49,059
Total Government Sponsored Enterprises Pass-Throughs (cost $591,970)							589,048

GOVERNMENT SPONSORED ENTERPRISES SECURITY 0.32%

Federal Home Loan Bank (cost $160,494)	1.125%		4/25/2018		160		159,974

MUNICIPAL BONDS 0.18%

Miscellaneous

Illinois	3.90%		1/1/2018		5		5,040
Illinois	5.163%		2/1/2018		50		50,962
Illinois	5.665%		3/1/2018		25		25,674
Illinois	5.877%		3/1/2019		10		10,526
Total Municipal Bonds (cost $92,522)							92,202

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.50%

A10 Bridge Asset Financing LLC 2015-AA A†	3.712	%#	5/15/2030		160		160,000
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029		44		45,704
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029		100		101,616
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 B†(i)	3.31	%#	4/15/2027		100		99,211
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049		22		22,061
Aventura Mall Trust 2013-AVM A†	3.743	%#	12/5/2032		100		105,273
Aventura Mall Trust 2013-AVM C†	3.743	%#	12/5/2032		100		103,006
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049		21		20,798
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-1 AJ	5.28	%#	11/10/2042		—	(a)	386
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.342	%#	11/15/2033		100		100,272
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030		200		198,672
BB-UBS Trust 2012-TFT B†	3.468	%#	6/5/2030		100		97,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BB-UBS Trust 2012-TFT C†	3.468	%#	6/5/2030	$100	$96,504
BBCMS Trust 2013-TYSN E†	3.708%		9/5/2032	135	135,553
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406	%#	11/11/2041	15	15,420
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.674	%#	11/11/2041	25	25,678
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.768	%#	6/11/2040	38	37,921
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.895	%#	6/11/2050	50	50,667
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	29,063
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	29,143
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.22	%#	11/10/2049	195	16,709
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.799	%#	12/10/2054	193	11,130
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%		2/10/2033	100	101,770
Chicago Skyscraper Trust 2017-SKY A†	1.713	%#	4/15/2030	137	137,334
Chicago Skyscraper Trust 2017-SKY C†	2.163	%#	4/15/2030	100	100,372
Chicago Skyscraper Trust 2017-SKY XCP IO	2.799	%#	4/15/2030	2,938	68,911
Citigroup Commercial Mortgage Trust 2007-C6 A4	5.779	%#	12/10/2049	1	586
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.779	%#	12/10/2049	35	35,466
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.912	%#	1/12/2030	100	100,268
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%		3/10/2047	8	7,959
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.461	%#	6/10/2048	988	27,395
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	0.114	%#	7/15/2027	46,545	15,779
Citigroup Commercial Mortgage Trust 2015-SSHP C†	3.012	%#	9/15/2027	100	99,346
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	100	98,260
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	100	97,362
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526	%#	4/15/2047	50	50,318
COBALT CMBS Commercial Mortgage Trust 2007-C3 AM	5.88	%#	5/15/2046	100	101,678
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.101	%#	12/10/2049	50	50,602
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54	%#	3/10/2039	35	36,701
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	205,799
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	10	10,197
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	10	10,043
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	32	32,098
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	129	126,347
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.497	%#	6/8/2030	100	100,349
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.597	%#	6/8/2030	100	100,076
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.099	%#	9/10/2047	2,000	21,207
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.769	%#	7/10/2050	98	3,999
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461	%#	8/10/2029	100	99,377
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	105,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.632	%#	10/15/2034	$106	$106,659
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.212	%#	10/15/2034	100	100,681
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#	10/15/2034	578	19,260
Commericial Mortgage Trust 2016-CD1 XA IO	1.444	%#	8/10/2049	182	17,701
Commericial Mortgage Trust 2017-CD3 XA IO	1.049	%#	2/10/2050	1,000	79,286
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	25	25,469
Core Industrial Trust 2015-CALW XA IO†	0.81	%#	2/10/2034	1,006	35,226
Cosmopolitan Hotel Trust 2016-CSMO A†	2.312	%#	11/15/2033	17	17,158
Cosmopolitan Hotel Trust 2016-CSMO B†	3.012	%#	11/15/2033	24	24,285
Cosmopolitan Hotel Trust 2016-CSMO E†	5.562	%#	11/15/2033	32	32,672
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	50	52,578
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	200	213,676
Credit Suisse Mortgage Capital Certificates	1.863%		2/15/2031	50	50,108
Credit Suisse Mortgage Capital Certificates	1.935%		2/15/2031	1,376	44,679
Credit Suisse Mortgage Capital Certificates	3.413%		2/15/2031	50	50,108
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.712	%#	9/15/2038	100	99,178
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.412	%#	11/15/2033	50	50,147
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.412	%#	11/15/2033	50	50,222
Credit Suisse Project Capital Certificates Structure(i)	1.00%		12/16/2058	89	88,611
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	10,273
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.814	%#	1/15/2049	997	113,685
DBJPM Mortgage Trust 2016-C3 XA IO	1.519	%#	9/10/2049	199	21,625
DBRR Trust 2013-EZ3 A†	1.636	%#	12/18/2049	11	10,733
DBUBS Mortgage Trust 2011-LC2A D†	5.727	%#	7/10/2044	100	105,263
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	22	21,687
DBWF Mortgage Trust 2016-85T XA IO†	0.014	%#	12/10/2036	3,140	14,036
EQTY Mortgage Trust 2014-INNS D†	3.197	%#	5/8/2031	100	99,810
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382	%#	12/15/2034	100	101,674
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.382	%#	12/15/2034	20	19,845
Great Wolf Trust 2015-WOLF E†	5.362	%#	5/15/2034	100	101,837
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	100	100,710
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	100	100,253
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.111	%#	2/10/2037	1,590	22,141
GS Mortgage Securities Trust 2011-GC5 B†	5.40	%#	8/10/2044	107	116,117
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.964	%#	1/10/2045	306	23,146
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	21,271
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#	4/10/2031	100	100,001
GS Mortgage Securities Trust 2013-GC14 A1	1.217%		8/10/2046	11	11,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2015-GS1 XB IO	0.185%#	11/10/2048	$1,082	$19,211
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%	11/10/2029	15	14,817
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%	11/10/2029	26	25,910
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%	11/10/2029	35	34,759
GS Mortgage Securities Trust 2016-RENT C†	4.067%#	2/10/2029	100	103,255
H/2 Asset Funding 2015-1A-AFL	2.633%#	6/24/2049	23	22,487
H/2 Asset Funding 2015-1A-AFX	3.352%#	6/24/2049	23	22,192
H/2 Asset Funding 2015-1A-BFX	3.992%#	6/24/2049	25	23,906
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%	8/5/2034	100	101,987
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%	8/5/2034	179	180,301
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%#	8/5/2034	1,000	61,735
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	33	32,344
JPMorgan Chase Commercial Mortgage Securities Trust(i)	2.75%	5/16/2059	48	47,790
JPMorgan Chase Commercial Mortgage Securities Trust 2004-LN2 A2	5.115%	7/15/2041	2	1,801
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.829%#	2/12/2049	85	85,058
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.446%#	12/5/2027	25	28,279
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%#	5/15/2045	11	11,720
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%	5/5/2030	96	100,400
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%	4/15/2047	25	25,511
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 A1	1.539%	11/15/2047	7	6,608
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.167%#	1/15/2048	986	52,758
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%	6/10/2027	200	203,556
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.70%#	7/15/2048	986	35,518
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%	10/5/2028	50	50,348
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.825%#	12/15/2049	998	49,953
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%	10/5/2031	30	30,220
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%	10/5/2031	15	15,176
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%	10/5/2031	20	20,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#	10/5/2031	$35	$35,161
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#	10/5/2031	30	29,380
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657	%#	10/5/2031	1,000	26,924
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.362	%#	10/15/2033	68	68,632
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	3.762	%#	10/15/2033	10	10,152
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.662	%#	10/15/2033	27	27,489
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198	%#	10/15/2018	4,967	93,007
LMREC, Inc. 2015-CRE1 A†	2.734	%#	2/22/2032	100	99,523
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	10	9,584
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.955	%#	3/10/2049	997	86,025
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	100	100,125
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	100	101,010
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	107,681
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	60	59,474
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	10	10,164
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.747	%#	7/15/2050	492	18,442
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.468	%#	11/15/2049	996	97,742
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	48,964
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	98,103
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316	%#	9/13/2031	9,863	48,002
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.942	%#	6/11/2049	50	50,309
Morgan Stanley Capital I Trust 2012-C4 B†	5.213	%#	3/15/2045	100	108,877
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	103,932
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.997	%#	8/15/2049	1,000	76,822
Morgan Stanley Capital I Trust 2017-PRME D†	4.312	%#	2/15/2034	40	40,215
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.949	%#	8/12/2045	100	100,037
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.949	%#	8/15/2045	100	99,974
Morgan Stanley Structure Mortgage(i)	2.75%		3/16/2057	89	88,715
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	100	100,804
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	21	20,949
MSCG Trust 2016-SNR A†	3.348	%#	11/15/2034	69	68,793
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	33	32,999
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	25	25,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	$39	$39,919
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	67	66,697
Palisades Center Trust 2016-PLSD XCP IO†	0.965	%#	5/13/2018	1,000	11,555
PFP Ltd. 2017-3 A†	1.829	%#	1/14/2035	100	100,426
PFP Ltd. 2017-3 B†	2.529	%#	1/14/2035	100	100,467
PFP Ltd. 2017-3 D†	4.279	%#	1/14/2035	100	100,518
Prima Capital CRE Securization 2006-1	2.55%		8/24/2049	100	98,437
Prima Capital Ltd. 2016-6A A+	2.85%		8/25/2040	142	142,130
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	43	43,417
Readycap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	208	206,155
Shops at Crystals Trust 2016-CSTL XB IO†	0.203	%#	7/5/2036	1,000	19,535
UBS-BAMLL Trust 2012-WRM D†	4.238	%#	6/10/2030	100	96,988
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	22	22,945
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	75	75,682
UBS-Barclays Commercial Mortgage Trust 2012-C4 AAB	2.459%		12/10/2045	25	25,095
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.023	%#	3/10/2046	937	43,648
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	20	20,757
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	100	101,302
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.295	%#	10/15/2044	10	9,930
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591	%#	4/15/2047	78	78,664
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.412	%#	6/15/2029	100	100,268
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.262	%#	6/15/2029	27	27,099
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.60	%#	11/15/2043	100	107,803
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018	%#	6/15/2048	2,000	7,075
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10	10,232
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.602	%#	12/15/2048	36	38,824
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.805	%#	9/15/2048	983	46,636
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.806	%#	8/15/2049	995	124,715
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#	2/15/2044	25	27,080
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	69	70,594
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	19	19,341
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.983	%#	8/15/2045	400	28,049
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	77	77,041
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,391,025)					11,310,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments			Shares (000)	Fair Value
PREFERRED STOCK 0.03%

Oil

Templar Energy LLC (cost $10,450)			1	$13,324

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATION 0.99%

U.S. Treasury Note (cost $500,420)	1.375%	6/30/2018	$499	500,501
Total Long-Term Investments (cost $47,872,238)				47,911,774

SHORT-TERM INVESTMENTS 4.71%

COMMERCIAL PAPER 0.99%

Computer Hardware 0.50%

Hewlett Packard Enterprise Co.	Zero Coupon	4/3/2017	250	250,000

Oil: Integrated Domestic 0.49%

Schlumberger Holdings Corp.	Zero Coupon	6/1/2017	250	249,485
Total Commercial Paper (cost $499,476)				499,485

CORPORATE BONDS 2.78%

Banks: Regional 1.04%

Bank of America Corp.	6.00%	9/1/2017	55	55,993
Bank of America Corp.	6.40%	8/28/2017	18	18,351
Capital One Financial Corp.	6.75%	9/15/2017	35	35,818
Compass Bank	1.85%	9/29/2017	250	249,960
Compass Bank	6.40%	10/1/2017	100	102,087
Deutsche Bank AG (United Kingdom)(b)	1.35%	5/30/2017	7	6,998
Deutsche Bank AG (United Kingdom)(b)	1.524%#	5/30/2017	28	28,003
Deutsche Bank AG (United Kingdom)(b)	6.00%	9/1/2017	25	25,416
Total				522,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.13%

Beam Suntory, Inc.	1.875%	5/15/2017	$62	$62,042
Constellation Brands, Inc.	7.25%	5/15/2017	4	4,022
Total				66,064

Chemicals 0.01%

Valspar Corp. (The)	6.05%	5/1/2017	5	5,015

Construction/Homebuilding 0.03%

D.R. Horton, Inc.	4.75%	5/15/2017	15	15,050

Drugs 0.02%

Actavis Funding SCS (Luxembourg)(b)	1.30%	6/15/2017	9	9,000

Electric: Power 0.33%

Appalachian Power Co.	5.00%	6/1/2017	25	25,141
Exelon Corp.	1.55%	6/9/2017	2	2,000
Jersey Central Power & Light Co.	5.65%	6/1/2017	15	15,092
TransAlta Corp. (Canada)(b)	1.90%	6/3/2017	125	125,625
Total				167,858

Electronics 0.02%

Tech Data Corp.	3.75%	9/21/2017	10	10,094

Financial Services 0.26%

Aircastle Ltd.	6.75%	4/15/2017	28	28,036
Synchrony Financial	1.875%	8/15/2017	100	100,044
Total				128,080

Health Care Products 0.05%

Zimmer Biomet Holdings, Inc.	1.45%	4/1/2017	25	25,000

Health Care Services 0.07%

Anthem, Inc.	5.875%	6/15/2017	35	35,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.09%

Fidelity National Financial, Inc.	6.60%	5/15/2017	$43	$43,225

Lodging 0.05%

Marriott International, Inc.	6.375%	6/15/2017	25	25,239

Machinery: Agricultural 0.00%

Bunge Ltd. Finance Corp.	3.20%	6/15/2017	2	2,007

Media 0.02%

Sky plc (United Kingdom)†(b)	6.10%	2/15/2018	10	10,361

Natural Gas 0.10%

Sempra Energy	2.30%	4/1/2017	50	50,000

Oil 0.10%

Husky Energy, Inc. (Canada)(b)	6.20%	9/15/2017	25	25,521
Marathon Oil Corp.	6.00%	10/1/2017	25	25,549
Total				51,070

Oil: Crude Producers 0.23%

Enbridge, Inc. (Canada)(b)	1.514%#	6/2/2017	29	29,011
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	77	79,421
Kinder Morgan, Inc.	7.00%	6/15/2017	5	5,054
Total				113,486

Oil: Integrated Domestic 0.03%

TechnipFMC plc (United Kingdom)†(b)	2.00%	10/1/2017	17	16,996

Real Estate Investment Trusts 0.10%

First Industrial LP	5.95%	5/15/2017	49	49,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.02%

Staples, Inc.	2.75%	1/12/2018	$10	$10,054

Savings & Loan 0.06%

Astoria Financial Corp.	5.00%	6/19/2017	31	31,121

Transportation: Miscellaneous 0.02%

Ryder System, Inc.	3.50%	6/1/2017	11	11,033
Total Corporate Bonds (cost $1,397,359)				1,397,928

FLOATING RATE LOAN(e) 0.06%

Household Equipment/Products

EMC Corporation Verdite Bridge Term Loan (cost $27,998)	2.74%	9/6/2017	28	28,000

REPURCHASE AGREEMENT 0.88%

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $380,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $453,693; proceeds: $441,756 (cost $441,753)			442	441,753
Total Short-Term Investments (cost $2,366,586)				2,367,166
Total Investments in Securities 100.00% (cost $50,238,824)				50,278,940
Cash, Foreign Cash and Liabilities in Excess of Other Assets(j) (0.00%)				(2,009)
Net Assets 100.00%				$50,276,931

EUR	euro
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2017.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

(f)	Investment in non-U.S. dollar denominated securities.
(g)	Interest rate to be determined.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Securities purchased on a when-issued basis (See Note 2(i)).
(j)	Cash, Foreign Cash and Liabilities in Excess of Other Assets include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	UBS AG	5/16/2017	20,000	$21,298	$21,377	$(79)

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2017	69	Long	$14,935,266	$(9,461)
U.S. 5-Year Treasury Note	June 2017	8	Short	(941,813)	(1,889)
Totals				$13,993,453	$(11,350)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$—	$4,265,146	$92,989	(4)(5)	$4,358,135
Remaining Industries	—	4,910,236	—		4,910,236
Common Stock	—	587	—		587
Convertible Bonds	—	61,927	—		61,927
Corporate Bonds	—	23,811,939	—		23,811,939
Floating Rate Loans(6)
Auto Parts: Original Equipment	—	18,822	—		18,822
Business Services	—	12,947	—		12,947
Chemicals	—	54,090	38,000		92,090
Consumer Products	—	—	12,060		12,060
Containers	—	—	216,889		216,889
Electric: Power	—	—	148,781		148,781
Electronics	—	—	73,564		73,564
Entertainment	—	18,547	—		18,547
Food	—	65,441	—		65,441
Gaming	—	170,491	—		170,491
Health Care Products	—	74,719	104,686		179,405
Health Care Services	—	—	55,844		55,844
Household Equipment/Products	—	172,356	—		172,356
Leasing	—	53,773	—		53,773
Lodging	—	198,765	—		198,765
Machinery: Industrial/Specialty	—	—	43,641		43,641
Manufacturing	—	—	114,892		114,892
Media	—	105,476	—		105,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Metals & Mining: Miscellaneous	$—	$38,186	$—		$38,186
Miscellaneous	—	—	25,231		25,231
Oil	—	—	43,403		43,403
Oil: Crude Producers	—	—	16,936		16,936
Real Estate	—	—	155,522		155,522
Retail	—	81,905	85,602		167,507
Technology	—	9,061	—		9,061
Telecommunications	—	73,561	15,632		89,193
Foreign Government Obligations	—	135,680	—		135,680
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,094,515	—		1,094,515
Government Sponsored Enterprises Pass-Throughs	—	589,048	—		589,048
Government Sponsored Enterprises Security	—	159,974	—		159,974
Municipal Bonds	—	92,202	—		92,202
Non-Agency Commercial Mortgage-Backed Securities	—	10,631,337	679,474	(4)(7)	11,310,811
Preferred Stock	—	13,324	—		13,324
U.S. Treasury Obligation	—	500,501	—		500,501
Commercial Paper	—	499,485	—		499,485
Repurchase Agreement	—	441,753	—		441,753
Total	$—	$48,355,794	$1,923,146		$50,278,940
Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$—	$—	$—		$—
Liabilities	—	(79)	—		(79)
Futures Contracts
Assets	—	—	—		—
Liabilities	(11,350)	—	—		(11,350)
Total	$(11,350)	$(79)	$—		$(11,429)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Asset-Backed securities categorized as Level 3 investments include Drive Auto Receivable Trust 2017-BA B and Drive Auto Receivable Trust 2017-BA C.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment includes A10 Bridge Asset Financing LLC 2015-AA A, Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO, Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO, Credit Suisse Mortgage Capital Certificates, Credit Suisse Project Capital Certificates Structure, GS Mortgage Securities Corp. Trust 2017-485L XB IO, GS Mortgage Securities Trust 2016-GS4 225A, GS Mortgage Securities Trust 2016-GS4 225C, GS Mortgage Securities Trust 2016-GS4 225D, JPMorgan Chase Commercial Mortgage Securities Trust, JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO and Morgan Stanley Structure Mortgage.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2017	$99,474	$923,403	$707,721
Accrued discounts/premiums	—	197	(10,611)
Realized gain (loss)	—	255	—
Change in unrealized appreciation/depreciation	—	(529)	1,952
Purchases	92,989	343,201	291,513
Sales	—	(269,520)	—
Net transfers in or out of Level 3	(99,474)	153,676	(311,101)
Balance as of March 31, 2017	$92,989	$1,150,683	$679,474
Net change in unrealized appreciation/depreciation for period ended March 31, 2017 related to Level 3 investments held at March 31, 2017	$—	$490	$1,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.70%

ASSET-BACKED SECURITIES 16.57%

Automobiles 9.40%

American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	$717	$730,699
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	35	35,232
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	402	404,040
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	99	98,920
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	423	422,740
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,977	1,994,437
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	475	475,272
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	182	182,399
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	438	437,759
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	383	383,164
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	525	526,423
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	1,070	1,070,167
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	535	543,557
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	595,165
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	322	321,891
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	67	67,277
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	376	379,340
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	906,567
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	120	120,001
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	336	336,584
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	183	182,687
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	938	943,217
Capital Auto Receivables Asset Trust 2015-1 A3	1.61%	6/20/2019	680	680,810
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	305	305,089
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	368	367,659
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	331	330,644
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	183	182,979
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	382	381,978
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	324	324,322
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	681	680,687
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	553	548,957
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	374	373,388
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	811	808,945
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	145	145,226
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	367	370,613
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	236	236,359
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	195	196,838
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	134	133,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	$150	$162,565
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	20	20,144
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	242	243,539
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2	2,210
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	30	29,736
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	585	591,609
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	607	628,747
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	751	751,990
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	284	284,907
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	756	765,541
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	180	183,728
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	434	435,856
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	447	454,168
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	550	550,757
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	261	262,345
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	288	288,398
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	437	436,506
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	431	430,687
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	658	657,227
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	752	750,130
Ford Credit Auto Owner Trust 2016-C C	1.93%	4/15/2023	224	220,661
Ford Credit Auto Owner Trust/Ford Credit 2017-1 B†	2.87%	8/15/2028	253	254,222
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	666	668,568
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	8	7,839
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	299	299,068
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	379	378,315
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	450	449,697
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	729	727,618
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	31	30,879
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	580	579,557
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	1,381	1,380,065
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	344	345,545
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	1,934	1,939,516
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	115	115,460
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	638	642,011
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	1,924	1,939,714
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%	9/16/2019	377	377,483
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	215	214,975
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	190	190,250
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	483	482,622
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	264	263,653
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	1,722	1,722,616
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	754	736,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%	1/15/2020	$1,268	$1,267,698
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	820	819,666
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	791	794,729
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	443	440,680
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	415	414,930
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	868	868,219
Total				43,729,528

Credit Cards 0.84%

Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	370	369,875
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	800	800,253
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	279	279,408
Discover Card Execution Note Trust 2014-A3	1.22%	10/15/2019	2,440	2,440,005
Total				3,889,541

Home Equity 0.07%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	1.142%#	5/25/2036	31	29,735
Meritage Mortgage Loan Trust 2004-2 M3	1.957%#	1/25/2035	281	269,934
New Century Home Equity Loan Trust 2005-A A6	4.861%	8/25/2035	45	44,931
Total				344,600

Other 6.26%

Ally Master Owner Trust 2012-4 A	1.72%	7/15/2019	821	821,941
Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	1,586	1,587,278
Ally Master Owner Trust 2014-4 A2	1.43%	6/17/2019	1,402	1,403,092
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	1,114	1,115,139
Apollo Credit Funding IV Ltd. 4A A1†	2.493%#	4/15/2027	1,000	1,003,260
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	276	275,611
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	283	280,590
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	182	182,044
Birchwood Park CLO Ltd. 2014-1A AR†	2.203%#	7/15/2026	1,000	1,001,488
BlueMountain CLO Ltd. 2014-4A A1R†	2.404%#	11/30/2026	1,000	1,003,789
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.174%#	4/18/2025	400	400,400
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.543%#	10/15/2025	350	352,026
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.507%#	4/27/2027	850	851,328
Cent CLO Ltd. 2013-19A A1A†	2.369%#	10/29/2025	850	850,939
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	195	194,535
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	259	259,369
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	100	99,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	$169	$167,819
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	233	232,239
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	183	183,294
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	790	796,781
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	730	728,434
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	845	845,362
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.525	%#	10/19/2025	200	200,209
Fortress Credit BSL Ltd. 2013-1A A†	2.205	%#	1/19/2025	900	903,674
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	394	393,112
Hempstead CLO LP 2013-1A A1†	2.523	%#	1/15/2026	1,000	1,001,221
Jackson Mill CLO Ltd. 2015-1A A†	2.563	%#	4/15/2027	350	349,696
JFIN Revolver CLO Ltd. 2015-4A A†	2.191	%#	4/22/2020	529	530,432
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	49	48,649
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	535	534,516
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	307	306,574
Marathon CLO IV Ltd. 2012-4A A1†	2.442	%#	5/20/2023	348	348,675
NCF Dealer Floorplan Master Trust 2016-1A B†	6.279	%#	3/21/2022	178	174,853
NCF Dealer Floorplan Master Trust 2016-1A C†	9.279	%#	3/21/2022	698	702,396
Oaktree EIF I Series Ltd. 2015-A1 B†	3.624	%#	10/18/2027	900	903,736
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	315	320,835
OZLM Funding Ltd. 2012-1A A1R†	2.561	%#	7/22/2027	1,400	1,404,190
OZLM Funding Ltd. 2012-1A A2R†	3.391	%#	7/22/2027	750	752,869
OZLM VII Ltd. 2014-7A A1B†	2.513	%#	7/17/2026	1,000	1,000,000
OZLM VIII Ltd. 2014-8A A1A†	2.463	%#	10/17/2026	410	410,821
Sheridan Square CLO Ltd. 2013-1A A1†	2.073	%#	4/15/2025	500	499,649
SLM Private Education Loan Trust 2010-A 2A†	4.162	%#	5/16/2044	33	34,569
SLM Student Loan Trust 2011-1 A1	1.502	%#	3/25/2026	24	24,577
Sound Point CLO IV Ltd. 2013-3A A†	2.411	%#	1/21/2026	2,000	2,002,582
Tryon Park CLO Ltd. 2013-1A A1†	2.143	%#	7/15/2025	800	800,936
Venture XVIII CLO Ltd. 2014-18A A†	2.473	%#	10/15/2026	500	500,262
Wells Fargo Dealer Floorplan Master Note Trust 2012-2 A	1.728	%#	4/22/2019	337	337,116
Westchester CLO Ltd. 2007-1A A1A†	1.259	%#	8/1/2022	20	19,877
Total					29,142,530
Total Asset-Backed Securities (cost $76,948,620)					77,106,199

CORPORATE BONDS 25.88%

Aerospace/Defense 0.00%

Embraer SA (Brazil)(a)	5.15%		6/15/2022	10	10,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.06%

Air Canada (Canada)†(a)	7.75%	4/15/2021	$70	$79,100
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	7/15/2020	177	183,506
Total				262,606

Auto Parts: Original Equipment 0.12%

International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	280	279,300
MPG Holdco I, Inc.	7.375%	10/15/2022	253	275,137
Total				554,437

Automotive 0.57%

Aston Martin Capital Holdings Ltd. (Jersey)†(a)(b)	6.50%	4/15/2022	200	201,125
Ford Motor Co.	7.45%	7/16/2031	711	898,912
General Motors Co.	6.60%	4/1/2036	1,339	1,543,781
Total				2,643,818

Banks: Regional 6.38%

Akbank TAS (Turkey)†(a)	7.20%#	3/16/2027	200	207,020
Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026	400	418,500
Banco de Credito e Inversiones (Chile)†(a)	4.00%	2/11/2023	400	410,869
Bank of America Corp.	3.824%#	1/20/2028	1,030	1,033,820
Bank of America Corp.	3.95%	4/21/2025	250	249,342
Bank of America Corp.	4.20%	8/26/2024	728	742,507
Bank of America Corp.	4.45%	3/3/2026	315	323,639
BBVA Banco Continental SA (Peru)†(a)	5.25%#	9/22/2029	200	211,500
Citigroup, Inc.	3.887%#	1/10/2028	974	980,317
Citigroup, Inc.	4.45%	9/29/2027	89	90,260
Citigroup, Inc.	5.50%	9/13/2025	1,389	1,521,125
European Investment Bank (Luxembourg)(a)	1.00%	3/15/2018	6,165	6,152,510
European Investment Bank (Luxembourg)(a)	1.25%	5/15/2018	669	668,901
First Republic Bank	4.625%	2/13/2047	418	419,245
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	338	425,917
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	1,123	1,389,884
ING Groep NV (Netherlands)(a)	3.95%	3/29/2027	553	555,445
Intesa Sanpaolo SpA (Italy)†(a)	5.71%	1/15/2026	523	507,697
JPMorgan Chase & Co.	2.273%#	10/24/2023	1,147	1,174,343
JPMorgan Chase & Co.	3.782%#	2/1/2028	752	760,025
JPMorgan Chase & Co.	3.90%	7/15/2025	559	578,422
Morgan Stanley	3.875%	1/27/2026	698	708,597
Morgan Stanley	4.00%	7/23/2025	770	795,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Morgan Stanley	7.25%	4/1/2032	$84	$114,299
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%	9/15/2025	545	545,423
Santander UK plc (United Kingdom)†(a)	5.00%	11/7/2023	223	233,115
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	902	1,119,628
Toronto-Dominion Bank (The) (Canada)(a)	3.625%#	9/15/2031	309	303,094
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021	200	208,773
UBS Group Funding Jersey Ltd. (Jersey)†(a)	4.125%	4/15/2026	1,931	1,966,660
Wells Fargo & Co.	3.00%	10/23/2026	914	876,189
Wells Fargo & Co.	4.10%	6/3/2026	673	687,910
Wells Fargo Bank NA	5.85%	2/1/2037	1,580	1,905,587
Wells Fargo Bank NA	6.60%	1/15/2038	437	574,790
Westpac Banking Corp. (Australia)(a)	4.322%#	11/23/2031	812	822,140
Total				29,682,877

Beverages 0.48%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	1,264	1,341,415
Becle SAB de CV (Mexico)†(a)	3.75%	5/13/2025	350	343,603
Central American Bottling Corp. (Guatemala)†(a)	5.75%	1/31/2027	205	212,987
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	27	27,945
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	292,123
Total				2,218,073

Building Materials 0.30%

Standard Industries, Inc.†	5.50%	2/15/2023	272	278,800
Standard Industries, Inc.†	6.00%	10/15/2025	1,086	1,126,725
Total				1,405,525

Business Services 0.02%

Brand Energy & Infrastructure Services, Inc.†	8.50%	12/1/2021	91	96,233

Chemicals 0.78%

Blue Cube Spinco, Inc.	10.00%	10/15/2025	1,143	1,385,887
Chemours Co. (The)	7.00%	5/15/2025	269	290,923
Equate Petrochemical BV (Netherlands)†(a)	4.25%	11/3/2026	700	701,764
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	94	106,925
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	205	216,788
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	108	107,190
Tronox Finance LLC†	7.50%	3/15/2022	650	676,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Valvoline, Inc.†	5.50%	7/15/2024	$116	$122,090
Total				3,607,567

Coal 0.04%

Peabody Securities Finance Corp.†	6.00%	3/31/2022	79	78,852
Peabody Securities Finance Corp.†	6.375%	3/31/2025	130	129,837
Total				208,689

Computer Hardware 0.31%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	563	614,843
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	294	325,177
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	392	493,601
Total				1,433,621

Computer Software 0.19%

Camelot Finance SA (Luxembourg)†(a)	7.875%	10/15/2024	141	148,755
Oracle Corp.	6.125%	7/8/2039	567	719,180
Total				867,935

Containers 0.06%

BWAY Holding Co.†(b)	7.25%	4/15/2025	295	295,737

Electric: Power 1.02%

AES Gener SA (Chile)†(a)	5.00%	7/14/2025	400	407,267
Appalachian Power Co.	7.00%	4/1/2038	529	713,503
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	560	730,762
Dominion Resources, Inc.	7.00%	6/15/2038	266	343,362
Exelon Generation Co. LLC	5.60%	6/15/2042	390	373,182
Exelon Generation Co. LLC	6.25%	10/1/2039	692	719,791
Great Plains Energy, Inc.	3.90%	4/1/2027	531	537,250
Massachusetts Electric Co.†	4.004%	8/15/2046	501	488,825
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	375	380,181
Red Oak Power LLC	8.54%	11/30/2019	48	48,400
Total				4,742,523

Electrical Equipment 0.25%

Applied Materials, Inc.	3.30%	4/1/2027	1,162	1,168,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.31%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	6.75%	3/30/2029	$295	$308,950
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	900	927,120
Mexico City Airport Trust (Mexico)†(a)	4.25%	10/31/2026	200	203,250
Total				1,439,320

Entertainment 0.30%

AMC Entertainment Holdings, Inc.	5.75%	6/15/2025	448	460,320
Eldorado Resorts, Inc.	7.00%	8/1/2023	100	107,625
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	439	446,682
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	390	395,850
Total				1,410,477

Financial Services 1.37%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	123,034
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	258,927
Discover Financial Services	4.10%	2/9/2027	1,061	1,063,492
International Lease Finance Corp.	5.875%	4/1/2019	1,433	1,527,981
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	386	400,475
Navient Corp.	6.625%	7/26/2021	1,015	1,053,063
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	343	349,188
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	102	105,124
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	489	487,669
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	868	984,165
Total				6,353,118

Food 0.18%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	297	316,305
Chobani LLC/Chobani Finance Corp., Inc.†(b)	7.50%	4/15/2025	305	313,387
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	213,000
Total				842,692

Health Care Services 0.45%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	309	321,551
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	472	482,030
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	97	104,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Tenet Healthcare Corp.	8.125%	4/1/2022	$293	$307,284
WellCare Health Plans, Inc.	5.25%	4/1/2025	866	888,343
Total				2,103,738

Household Equipment/Products 0.14%

Central Garden & Pet Co.	6.125%	11/15/2023	513	543,780
Kimberly-Clark de Mexico SAB de CV (Mexico)†(a)	3.80%	4/8/2024	100	99,674
Total				643,454

Insurance 0.41%

Lincoln National Corp.	6.30%	10/9/2037	100	121,213
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	945	1,024,340
Unum Group	5.75%	8/15/2042	163	182,887
Willis North America, Inc.	7.00%	9/29/2019	524	580,953
Total				1,909,393

Leisure 0.37%

Carlson Travel, Inc.†	6.75%	12/15/2023	236	246,030
Carnival plc	7.875%	6/1/2027	277	358,276
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	880	1,117,600
Total				1,721,906

Lodging 0.06%

Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	269	272,363

Machinery: Industrial/Specialty 0.07%

SPX FLOW, Inc.†	5.625%	8/15/2024	300	303,375

Machinery: Oil Well Equipment & Services 0.09%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	429	440,261

Manufacturing 0.45%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	558	570,555
Koppers, Inc.†	6.00%	2/15/2025	173	179,055
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	3.40%	3/16/2027	876	884,884
Trinity Industries, Inc.	4.55%	10/1/2024	478	478,174
Total				2,112,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.95%

21st Century Fox America, Inc.	6.90%	8/15/2039	$753	$964,329
Block Communications, Inc.†	6.875%	2/15/2025	486	516,375
Cablevision Systems Corp.	5.875%	9/15/2022	453	458,096
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	278	292,595
Comcast Corp.	6.95%	8/15/2037	489	657,241
Cox Communications, Inc.†	8.375%	3/1/2039	782	979,218
CSC Holdings LLC†	10.875%	10/15/2025	206	248,230
Discovery Communications LLC	6.35%	6/1/2040	254	269,217
DISH DBS Corp.	7.75%	7/1/2026	397	462,505
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	800	829,000
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	335	367,066
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	350	364,350
SFR Group SA (France)†(a)	6.00%	5/15/2022	500	520,000
Time Warner Cable, Inc.	7.30%	7/1/2038	1,032	1,282,603
Time Warner Entertainment Co. LP	8.375%	7/15/2033	245	327,718
Univision Communications, Inc.†	5.125%	2/15/2025	24	23,700
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	507	528,548
Total				9,090,791

Metal Fabricating 0.04%

Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	180	189,450

Metals & Minerals: Miscellaneous 1.18%

Aleris International, Inc.†	9.50%	4/1/2021	160	172,800
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	91	97,704
Barrick International Barbados Corp. (Barbados)†(a)	6.35%	10/15/2036	158	180,061
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.50%	9/16/2025	1,200	1,266,464
Freeport-McMoRan, Inc.	3.875%	3/15/2023	490	453,064
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%	11/15/2041	777	847,721
HudBay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023	72	76,680
HudBay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	107	116,630
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	6.625%	10/14/2022	440	496,725
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	794	799,955
Teck Resources Ltd. (Canada)(a)	4.75%	1/15/2022	948	983,740
Total				5,491,544

Natural Gas 0.17%

Dominion Gas Holdings LLC	4.60%	12/15/2044	776	781,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 2.01%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	$244	$1,269
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	137	145,819
Eni SpA (Italy)†(a)	5.70%	10/1/2040	1,650	1,690,437
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	805	849,275
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	200	200,500
Kerr-McGee Corp.	7.875%	9/15/2031	528	678,299
Lukoil International Finance BV (Netherlands)†(a)	4.563%	4/24/2023	450	462,940
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	100	112,848
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	14	12,583
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	450	405,000
Murphy Oil Corp.	6.875%	8/15/2024	92	97,750
Noble Holding International Ltd.	7.75%	1/15/2024	701	676,465
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	358	340,100
Petrobras Global Finance BV (Netherlands)(a)	6.125%	1/17/2022	270	284,040
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	226	224,305
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	680	653,480
Precision Drilling Corp. (Canada)†(a)	7.75%	12/15/2023	196	207,270
Raizen Fuels Finance SA (Luxembourg)†(a)	5.30%	1/20/2027	200	203,000
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	161	207,859
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	385,595
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	500	480,355
Valero Energy Corp.	10.50%	3/15/2039	327	513,979
YPF SA (Argentina)†(a)	8.50%	7/28/2025	481	522,943
Total				9,356,111

Oil: Crude Producers 1.03%

Energy Transfer Partners LP	7.50%	7/1/2038	959	1,136,437
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	205,000
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	370	390,016
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	399,157
Kinder Morgan, Inc.	7.75%	1/15/2032	1,313	1,641,622
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	23	24,486
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	67	85,279
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	200	206,500
Williams Cos., Inc. (The)	8.75%	3/15/2032	546	692,055
Total				4,780,552

Oil: Integrated Domestic 0.57%

FTS International, Inc.†	8.631%#	6/15/2020	586	594,058
Halliburton Co.	6.70%	9/15/2038	114	142,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Halliburton Co.	7.45%	9/15/2039	$227	$306,162
Oceaneering International, Inc.	4.65%	11/15/2024	346	348,856
Transocean Proteus Ltd.†	6.25%	12/1/2024	481	499,038
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	300	300,375
Weatherford International Ltd.	9.875%	3/1/2039	397	460,520
Total				2,651,892

Real Estate Investment Trusts 1.25%

EPR Properties	4.75%	12/15/2026	700	705,459
EPR Properties	5.25%	7/15/2023	1,150	1,207,702
Equinix, Inc.	5.875%	1/15/2026	207	220,714
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	245	259,700
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	639	659,327
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(a)	3.875%	3/20/2027	875	888,783
Physicians Realty LP	4.30%	3/15/2027	193	193,647
VEREIT Operating Partnership LP	3.00%	2/6/2019	1,669	1,676,427
Total				5,811,759

Retail 0.27%

New Albertson’s, Inc.	7.45%	8/1/2029	273	260,033
PetSmart, Inc.†	7.125%	3/15/2023	367	349,567
PVH Corp.	7.75%	11/15/2023	561	659,175
Total				1,268,775

Retail: Specialty 0.05%

Revlon Consumer Products Corp.	6.25%	8/1/2024	220	220,000

Steel 0.07%

Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	134	130,650
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	188	201,987
Total				332,637

Technology 0.82%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	965	973,559
Amazon.com, Inc.	4.80%	12/5/2034	1,388	1,541,549
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	204,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology (continued)

Netflix, Inc.†	4.375%	11/15/2026		$605	$595,169
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019		510	521,647
Total					3,836,597

Telecommunications 1.22%

AT&T, Inc.	5.25%	3/1/2037		134	137,023
AT&T, Inc.	6.00%	8/15/2040		1,281	1,408,868
AT&T, Inc.	6.50%	9/1/2037		668	786,663
CommScope Technologies LLC†	5.00%	3/15/2027		278	278,264
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022		400	313,000
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023		200	179,500
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	4/1/2019		293	280,914
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020		200	204,624
MTN Mauritius Investment Ltd. (Mauritius)†(a)	4.755%	11/11/2024		200	189,600
Ooredoo International Finance Ltd.†	3.75%	6/22/2026		300	298,770
Sprint Corp.	7.125%	6/15/2024		745	797,150
Verizon Communications, Inc.†	4.812%	3/15/2039		250	244,309
Verizon Communications, Inc.	5.05%	3/15/2034		350	356,914
VimpelCom Holdings BV (Netherlands)†(a)	5.95%	2/13/2023		200	213,500
Total					5,689,099

Transportation: Miscellaneous 0.31%

Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035		200	219,500
Empresa de Transporte de Pasajeros Metro SA (Chile)†(a)	5.00%	1/25/2047		275	288,516
Florida East Coast Holdings Corp.†	6.75%	5/1/2019		496	512,120
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024		233	240,573
XPO Logistics, Inc.†	6.125%	9/1/2023		192	200,400
Total					1,461,109

Utilities 0.16%

Aquarion Co.†	4.00%	8/15/2024		724	723,747
Total Corporate Bonds (cost $118,462,174)					120,436,265

FOREIGN GOVERNMENT OBLIGATIONS 3.68%

Argentina 0.24%

City of Buenos Aires(d)	22.396%#	3/29/2024	ARS	1,800	118,810
Provincia de Mendoza†(a)	8.375%	5/19/2024		$400	418,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Argentina (continued)

Republic of Argentina†(a)	6.875%	1/26/2027	$377	$382,749
Republic of Argentina(a)	8.28%	12/31/2033	206	221,042
Total				1,141,373

Bahamas 0.07%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029	300	323,250

Bermuda 0.09%

Government of Bermuda†	3.717%	1/25/2027	430	416,038

Brazil 0.17%

Federal Republic of Brazil(a)	4.25%	1/7/2025	600	591,750
Federal Republic of Brazil(a)	5.00%	1/27/2045	200	179,000
Total				770,750

Chile 0.36%

Republic of Chile(a)	3.125%	3/27/2025	356	361,696
Republic of Chile(a)	3.125%	1/21/2026	1,300	1,323,400
Total				1,685,096

Dominican Republic 0.06%

Dominican Republic†(a)	6.85%	1/27/2045	250	259,375

Ethiopia 0.04%

Republic of Ethiopia†(a)	6.625%	12/11/2024	200	192,658

Honduras 0.12%

Honduras Government†(a)	7.50%	3/15/2024	500	551,875

Hungary 0.10%

Republic of Hungary(a)	5.375%	3/25/2024	420	468,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Indonesia 0.35%

Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	$200	$206,260
Perusahaan Penerbit SBSN†(a)	4.325%	5/28/2025	275	282,906
Republic of Indonesia†(a)	3.70%	1/8/2022	200	204,323
Republic of Indonesia†(a)	4.35%	1/8/2027	645	668,192
Republic of Indonesia†(a)	5.875%	1/15/2024	250	284,128
Total				1,645,809

Latvia 0.06%

Republic of Latvia†(a)	5.25%	6/16/2021	258	286,656

Lithuania 0.14%

Republic of Lithuania†(a)	7.375%	2/11/2020	592	674,288

Mexico 0.41%

United Mexican States(a)	4.00%	10/2/2023	1,864	1,924,580

Oman 0.05%

Government of Oman†(a)	6.50%	3/8/2047	200	211,500

Panama 0.08%

Republic of Panama(a)	4.00%	9/22/2024	200	209,750
Republic of Panama(a)	6.70%	1/26/2036	142	179,630
Total				389,380

Paraguay 0.24%

Republic of Paraguay†(a)	4.625%	1/25/2023	1,050	1,097,250

Peru 0.14%

Republic of Peru(a)	4.125%	8/25/2027	583	629,640

Qatar 0.32%

State of Qatar†(a)	3.25%	6/2/2026	1,475	1,469,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Romania 0.01%

Republic of Romania†(a)	6.125%	1/22/2044	$49	$60,419

Russia 0.18%

Russia Eurobonds†(a)	4.875%	9/16/2023	800	858,832

Sri Lanka 0.09%

Republic of Sri Lanka†(a)	6.25%	7/27/2021	200	211,064
Republic of Sri Lanka†(a)	6.85%	11/3/2025	200	207,315
Total				418,379

Trinidad And Tobago 0.04%

Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	200	200,524

Turkey 0.30%

Republic of Turkey(a)	3.25%	3/23/2023	220	202,202
Republic of Turkey(a)	5.625%	3/30/2021	616	644,446
Republic of Turkey(a)	5.75%	3/22/2024	510	530,390
Total				1,377,038

Uruguay 0.02%

Republic of Uruguay PIK(a)	7.875%	1/15/2033	61	80,185
Total Foreign Government Obligations (cost $17,122,925)				17,132,347

GOVERNMENT SPONSORED ENTERPRISES BONDS 3.95%

Federal Home Loan Mortgage Corp.	0.75%	4/9/2018	11,929	11,883,061
Federal Home Loan Mortgage Corp.	0.875%	3/7/2018	6,532	6,517,826
Total Government Sponsored Enterprises Bonds (cost $18,456,015)				18,400,887

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.94%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.327%#	2/25/2032	2,894	482,753
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	32	31,859
Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	1,363	1,359,265
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	862	867,943
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	319	321,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2058	$1,324	$1,314,476
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,424,449)				4,378,078

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 18.99%
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	2,766	2,841,034
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	1,207	1,283,277
Federal Home Loan Mortgage Corp.	5.00%	9/1/2019 - 6/1/2026	214	221,686
Federal National Mortgage Assoc. (e)	3.00%	TBA	27,210	27,304,931
Federal National Mortgage Assoc.	3.148%#	3/1/2042	1,071	1,126,069
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 4/1/2046	16,738	17,209,351
Federal National Mortgage Assoc.(e)	3.50%	TBA	8,290	8,480,411
Federal National Mortgage Assoc.	4.00%	10/1/2040- 11/1/2044	3,975	4,193,705
Federal National Mortgage Assoc.(e)	4.00%	TBA	16,000	16,783,749
Federal National Mortgage Assoc.(e)	4.50%	TBA	2,250	2,412,773
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 9/1/2036	1,283	1,439,334
Federal National Mortgage Assoc.	6.25%	5/15/2029	3,769	5,051,346
Total Government Sponsored Enterprises Pass-Throughs (cost $89,618,812)				88,347,666

MUNICIPAL BONDS 0.87%

Miscellaneous

California	7.35%	11/1/2039	819	1,156,363
California	7.55%	4/1/2039	555	814,512
Municipal Elec Auth of Georgia	7.055%	4/1/2057	438	481,454
North Texas Tollway Auth	8.91%	2/1/2030	538	622,708
Pasadena Public Fing Auth	7.148%	3/1/2043	530	734,776
Pennsylvania	5.35%	5/1/2030	235	252,216
Total Municipal Bonds (cost $4,032,006)				4,062,029

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.92%

CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%	4/10/2028	212	214,336
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%	4/10/2028	159	161,131
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%	2/10/2049	1,250	880,038
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%#	4/15/2049	203	152,908
Citigroup Commercial Mortgage Trust 2016-P4 C	3.977%#	7/10/2049	506	472,471
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%#	4/15/2047	165	166,048
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.257%#	8/10/2047	742	42,729
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646%#	10/10/2048	350	344,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.442	%#	7/10/2050	$178	$177,424
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.442	%#	7/10/2050	410	353,932
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.442	%#	7/10/2050	574	436,305
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.632	%#	10/15/2034	1,073	1,079,671
CSAIL Commercial Mortgage Trust 2015-C2 C	4.211	%#	6/15/2057	700	665,126
DBWF Mortgage Trust 2015-LCM D†	3.421	%#	6/10/2034	257	223,971
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#	12/15/2034	278	281,005
GS Mortgage Securities Trust 2014-GC26 D†	4.511	%#	11/10/2047	117	97,793
GS Mortgage Securities Trust 2015-GC32 C	4.412	%#	7/10/2048	195	195,622
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	672,856
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#	8/5/2034	629	595,695
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243	%#	4/15/2047	300	316,446
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.926	%#	1/15/2048	112	92,068
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.31	%#	7/15/2048	374	343,360
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.618	%#	8/15/2048	799	751,876
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	8	7,376
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	17	16,583
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	19	15,557
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.747	%#	7/15/2050	19,695	737,690
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	1,012	1,020,135
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#	1/5/2043	250	247,676
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	11	11,245
UBS-BAMLL Trust 2012-WRM E†	4.238	%#	6/10/2030	595	560,132
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365	%#	8/10/2049	200	209,686
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71	%#	3/18/2028	44	43,190
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.296	%#	7/15/2046	364	325,764
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.135	%#	5/15/2048	1,489	1,145,702
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#	7/15/2048	176	172,309
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.882	%#	1/15/2059	434	332,636
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,564,271)					13,563,134

U.S. TREASURY OBLIGATIONS 32.90%

U.S. Treasury Bond	2.875%		11/15/2046	17,777	17,252,027
U.S. Treasury Bond	3.00%		5/15/2045	3,493	3,473,488
U.S. Treasury Inflation Indexed Bond(f)	0.625%		1/15/2026	4,672	4,759,076
U.S. Treasury Note	0.875%		10/15/2017	17,365	17,358,888
U.S. Treasury Note	1.25%		11/15/2018	21,049	21,068,744
U.S. Treasury Note	1.25%		3/31/2021	5,378	5,267,816
U.S. Treasury Note	1.25%		10/31/2021	10,614	10,318,177
U.S. Treasury Note	1.375%		6/30/2018	8,043	8,067,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	1.375%	5/31/2021	$2,934	$2,882,083
U.S. Treasury Note	1.75%	10/31/2020	4,159	4,168,828
U.S. Treasury Note	1.875%	3/31/2022	27,288	27,220,326
U.S. Treasury Note	2.00%	12/31/2021	8,383	8,416,239
U.S. Treasury Note	2.00%	11/15/2026	1,456	1,406,746
U.S. Treasury Note	2.125%	8/15/2021	16,842	17,043,313
U.S. Treasury Note	2.625%	11/15/2020	4,247	4,386,021
Total U.S. Treasury Obligations (cost $153,776,297)				153,088,965
Total Long-Term Investments (cost $496,405,569)				$496,515,570

SHORT-TERM INVESTMENT 3.57%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $14,190,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $16,941,853; proceeds: $16,605,002 (cost $16,604,878)			16,605	16,604,878
Total Investments in Securities 110.27% (cost $513,010,447)				513,120,448
Liabilities in Excess of Other Assets(g) (10.27%)				(47,810,27)
Net Assets 100.00%				$465,310,170

ARS	Argentine Peso
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2017

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2017	238	Long	$51,515,844	$98,265
U.S. 5-Year Treasury Note	June 2017	199	Long	23,427,586	29,194
Totals				$74,943,430	$127,459

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2017	112	Short	$(13,951,000)	$(112,618)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$77,106,199	$—	$77,106,199
Corporate Bonds	—	120,436,265	—	120,436,265
Foreign Government Obligations	—	17,132,347	—	17,132,347
Government Sponsored Enterprises Bonds	—	18,400,887	—	18,400,887
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	4,378,078	—	4,378,078
Government Sponsored Enterprises Pass-Throughs	—	88,347,666	—	88,347,666
Municipal Bonds	—	4,062,029	—	4,062,029
Non-Agency Commercial Mortgage-Backed Securities	—	13,563,134	—	13,563,134
U.S. Treasury Obligations	—	153,088,965	—	153,088,965
Repurchase Agreement	—	16,604,878	—	16,604,878
Total	$—	$513,120,448	$—	$513,120,448
Other Financial Instruments
Futures Contracts
Assets	$127,459	$—	$—	$127,459
Liabilities	(112,618)	—	—	(112,618)
Total	$14,841	$—	$—	$14,841

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value
COMMON STOCKS 98.86%

Air Freight & Logistics 0.24%

XPO Logistics, Inc.*	37	$1,772

Airlines 2.34%

Alaska Air Group, Inc.	185	17,061

Automobiles 1.16%

Thor Industries, Inc.	88	8,459

Banks 9.99%

Bank of Hawaii Corp.	156	12,848
Chemical Financial Corp.	140	7,161
Citizens Financial Group, Inc.	200	6,910
East West Bancorp, Inc.	264	13,625
First Horizon National Corp.	461	8,529
Webster Financial Corp.	146	7,306
Western Alliance Bancorp*	338	16,592
Total		72,971

Capital Markets 2.81%

Moelis & Co. Class A	189	7,277
Raymond James Financial, Inc.	174	13,269
Total		20,546

Chemicals 2.91%

Ingevity Corp.*	28	1,704
RPM International, Inc.	121	6,659
Trinseo SA	132	8,857
Valvoline, Inc.	166	4,075
Total		21,295

Commercial Services & Supplies 1.21%

KAR Auction Services, Inc.	202	8,821

Communications Equipment 1.24%

ARRIS International plc*	342	9,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value
Construction & Engineering 2.77%

AECOM*	292	$10,392
Jacobs Engineering Group, Inc.	178	9,840
Total		20,232

Containers & Packaging 3.48%

Berry Plastics Group, Inc.*	206	10,006
Sealed Air Corp.	192	8,367
WestRock Co.	136	7,076
Total		25,449

Diversified Telecommunication Services 1.64%

Zayo Group Holdings, Inc.*	364	11,976

Electrical Equipment 1.45%

Hubbell, Inc.	88	10,564

Electronic Equipment, Instruments & Components 2.21%

Amphenol Corp. Class A	105	7,473
Belden, Inc.	125	8,649
Total		16,122

Energy Equipment & Services 1.54%

Ensco plc Class A (United Kingdom)(a)	562	5,030
Helmerich & Payne, Inc.	93	6,191
Total		11,221

Equity Real Estate Investment Trusts 3.44%

Highwoods Properties, Inc.	204	10,022
Physicians Realty Trust	479	9,518
Retail Opportunity Investments Corp.	266	5,594
Total		25,134

Food Products 1.93%

Pinnacle Foods, Inc.	244	14,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value
Health Care Equipment & Supplies 2.82%

Cooper Cos., Inc. (The)	68	$13,593
STERIS plc (United Kingdom)(a)	101	7,015
Total		20,608

Health Care Providers & Services 1.10%

HealthSouth Corp.	188	8,048

Hotels, Restaurants & Leisure 0.83%

Aramark	164	6,047

Household Durables 2.04%

Lennar Corp. Class A	145	7,422
Newell Brands, Inc.	158	7,453
Total		14,875

Information Technology Services 7.51%

Acxiom Corp.*	336	9,566
Amdocs Ltd.	158	9,636
Booz Allen Hamilton Holding Corp.	417	14,758
Cardtronics plc Class A (United Kingdom)*(a)	118	5,517
Conduent, Inc.*	339	5,688
Fidelity National Information Services, Inc.	97	7,723
Vantiv, Inc. Class A*	31	1,988
Total		54,876

Insurance 7.38%

Arch Capital Group Ltd.*	198	18,764
Markel Corp.*	8	7,807
RenaissanceRe Holdings Ltd.	95	13,742
Validus Holdings Ltd.	241	13,590
Total		53,903

Internet Software & Services 1.31%

Akamai Technologies, Inc.*	160	9,552

Life Sciences Tools & Services 3.71%

Bio-Techne Corp.	36	3,659
ICON plc (Ireland)*(a)	99	7,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value
Life Sciences Tools & Services (continued)

Patheon NV (Netherlands)*(a)	208	$5,479
PerkinElmer, Inc.	174	10,103
Total		27,133

Machinery 2.64%

Timken Co. (The)	154	6,961
Wabtec Corp.	158	12,324
Total		19,285

Marine 0.78%

Kirby Corp.*	81	5,715

Media 1.82%

AMC Networks, Inc. Class A*	92	5,398
New York Times Co. (The) Class A	549	7,906
Total		13,304

Metals & Mining 3.06%

Reliance Steel & Aluminum Co.	186	14,884
United States Steel Corp.	220	7,438
Total		22,322

Multi-Line Retail 0.97%

Nordstrom, Inc.	152	7,079

Multi-Utilities 3.31%

Black Hills Corp.	146	9,704
CMS Energy Corp.	324	14,496
Total		24,200

Oil, Gas & Consumable Fuels 4.00%

Carrizo Oil & Gas, Inc.*	182	5,216
Cimarex Energy Co.	61	7,289
EQT Corp.	99	6,049
Rice Energy, Inc.*	450	10,665
Total		29,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Shares	Fair Value
Pharmaceuticals 0.52%

Prestige Brands Holdings, Inc.*	68	$3,778

Professional Services 1.08%

Robert Half International, Inc.	161	7,862

Road & Rail 2.40%

Genesee & Wyoming, Inc. Class A*	117	7,939
Old Dominion Freight Line, Inc.	112	9,584
Total		17,523

Semiconductors & Semiconductor Equipment 4.58%

Cypress Semiconductor Corp.	317	4,362
MACOM Technology Solutions Holdings, Inc.*	280	13,524
Qorvo, Inc.*	117	8,021
Synaptics, Inc.*	153	7,575
Total		33,482

Specialty Retail 0.61%

Urban Outfitters, Inc.*	188	4,467

Textiles, Apparel & Luxury Goods 2.41%

FireEye, Inc.*	454	5,725
Steven Madden Ltd.*	308	11,873
Total		17,598

Thrifts & Mortgage Finance 1.01%

Essent Group Ltd.*	204	7,379

Trading Companies & Distributors 1.33%

Beacon Roofing Supply, Inc.*	141	6,932
Triton International Ltd.	107	2,759
Total		9,691

Water Utilities 1.28%

American Water Works Co., Inc.	120	9,332
Total Common Stocks (cost $656,351)		722,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2017

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENT 42.43%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $265,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: 316,391; proceeds: 309,963 (cost $309,961)	$309,961	$309,961
Total Investments in Securities 141.29% (cost $966,312)		1,032,028
Liabilities in Excess of Other Assets (41.29)%		(301,604)
Net Assets 100%		$730,424

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$722,067	$—	$—	$722,067
Repurchase Agreement	—	309,961	—	309,961
Total	$722,067	$309,961	$—	$1,032,028

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock
Balance as of January 1, 2017	$7,150
Accrued discounts/premiums	—
Realized gain (loss)	1,310
Change in unrealized appreciation/depreciation	(1,310)
Purchases	—
Sales	(7,150)
Net transfers in or out of Level 3	—
Balance as of March 31, 2017	$—
Net change in unrealized appreciation/depreciation for period ended March 31, 2017 related to Level 3 investments held at March 31, 2017	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following thirteen portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Short Duration Income is to seek a high level of income consistent with preservation of capital. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(h)	Credit Default Swaps-The Bond Debenture Portfolio may enter into credit default swap contracts in order to economically hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

Notes to Schedule of Investments (unaudited)(continued)

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Portfolio entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls-Bond Debenture, Short Duration Income and Total Return may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

Notes to Schedule of Investments (unaudited)(continued)

(k)	Floating Rate Loans-Bond Debenture, Short Duration Income and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2017, each Fund had no unfunded loan commitments.

(l)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture entered into forward foreign currency exchange contracts during the period ended March 31, 2017 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Bond Debenture, Short Duration Income and Total Return entered into U.S. Treasury futures contracts and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures, during the period ended March 31, 2017 (as described in note 2(e)) to economically hedge against changes in interest rates and to manage cash. Bond Debenture, Short Duration Income and Total Return bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2017, Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

	Bond Debenture Portfolio
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$92,883
Futures Contracts	$292,774	$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$—
Futures Contracts	$9,859	$—
Forward Foreign Currency Exchange Contracts	$—	$135,894

	Calibrated Dividend Growth Portfolio
Asset Derivatives	Equity Contracts
Futures Contracts	$1,137
Liability Derivatives
	Short Duration Portfolio
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Liability Derivatives
Futures Contracts	$11,350	$—
Forward Foreign Currency Exchange Contracts	$—	$79

Total Return Portfolio
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$127,459
Liability Derivatives
Futures Contracts	$112,618

Notes to Schedule of Investments (unaudited)(concluded)

4. FEDERAL TAX INFORMATION

As of March 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$1,049,241,991	$169,134,502	$39,711,790
Gross unrealized gain	54,281,766	11,306,461	4,550,910
Gross unrealized loss	(7,971,207)	(2,728,519)	(362,512)
Net unrealized security gain	$46,310,559	$8,577,942	$4,188,398

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$28,826,207	$362,070,931	$647,844,788
Gross unrealized gain	3,687,107	23,525,669	62,786,749
Gross unrealized loss	(452,207)	(4,270,439)	(6,611,500)
Net unrealized security gain	$3,234,900	$19,255,230	$56,175,249

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$125,320,804	$57,420,776	$43,876,066
Gross unrealized gain	10,583,711	4,522,804	5,636,357
Gross unrealized loss	(3,529,686)	(901,574)	(1,448,210)
Net unrealized security gain	$7,054,025	$3,621,230	$4,188,147

	Mid Cap Stock	Short Duration Income	Total Return
Tax cost	$317,681,920	$50,777,929	$514,913,764
Gross unrealized gain	44,900,131	—	2,722,796
Gross unrealized loss	(7,435,545)	(498,989)	(4,516,112)
Net unrealized security gain (loss)	$37,464,586	$(498,989)	$(1,793,316)

Value Opportunities
Tax cost	$966,694
Gross unrealized gain	73,192
Gross unrealized loss	(7,858)
Net unrealized security gain	$65,334

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions received, amortization of premium and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: May 26, 2017

By: /s/ Bernard J. Grzelak

Bernard J. Grzelak

Chief Financial Officer and Vice President

Date: May 26, 2017

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: May 26, 2017

By: /s/ Bernard J. Grzelak

Bernard J. Grzelak

Chief Financial Officer and Vice President

Date: May 26, 2017